SPARTAN(REGISTERED TRADEMARK)
ARIZONA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE        3   Ned Johnson on investing
                               strategies.

SPARTAN ARIZONA MUNICIPAL
INCOME FUND

 PERFORMANCE               4   How the fund has done over
                               time.

 FUND TALK                 7   The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        10  A summary of major shifts in
                               the fund's investments over
                               the past six months.

 INVESTMENTS               11  A complete list of the fund's
                               investments with their
                               market values.

 FINANCIAL STATEMENTS      16  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

SPARTAN ARIZONA MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE               20  How the fund has done over
                               time.

 FUND TALK                 22  The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        24  A summary of major shifts in
                               the fund's investments over
                               the past six months and one
                               year.

 INVESTMENTS               25  A complete list of the fund's
                               investments.

 FINANCIAL STATEMENTS      28  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

NOTES                      32  Notes to the financial
                               statements.


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL      2.17%          4.89%        38.58%
INCOME

LB Arizona Enhanced Municipal  2.45%          5.70%        n/a
Bond

Arizona Municipal Debt Funds   1.92%          4.98%        n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 39 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL        4.89%        7.72%
INCOME

LB Arizona Enhanced Municipal    5.70%        n/a
Bond

Arizona Municipal Debt Funds     4.98%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan AZ Muni Income      LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11908.53                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45
  1997/03/31      12294.99                    12280.54
  1997/04/30      12389.13                    12383.32
  1997/05/31      12544.70                    12569.57
  1997/06/30      12675.15                    12703.44
  1997/07/31      13009.98                    13055.32
  1997/08/31      12880.60                    12932.99
  1997/09/30      13024.85                    13086.51
  1997/10/31      13097.69                    13170.65
  1997/11/30      13156.84                    13248.10
  1997/12/31      13326.81                    13441.39
  1998/01/31      13437.65                    13580.10
  1998/02/28      13445.37                    13584.18
  1998/03/31      13446.17                    13596.13
  1998/04/30      13383.32                    13534.81
  1998/05/31      13544.37                    13749.07
  1998/06/30      13579.60                    13803.24
  1998/07/31      13616.10                    13837.88
  1998/08/31      13803.11                    14051.68
  1998/09/30      13964.10                    14226.76
  1998/10/31      13975.18                    14226.48
  1998/11/30      13997.25                    14276.41
  1998/12/31      14033.73                    14312.39
  1999/01/31      14186.10                    14482.57
  1999/02/26      14103.25                    14419.28
IMATRL PRASUN   SHR__CHT 19990228 19990309 105310 R00000000000055

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 1999, the value of the investment would have grown to $14,103 - a 41.03% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,419 - a 44.19% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,                 OCTOBER 11, 1994
                                                                                        (COMMENCEMENT OF OPERATIONS)
                                                                                        TO AUGUST 31,

                  1999                           1998                    1997   1996    1995

Dividend returns  2.08%                          4.55%                   4.80%  4.92%   5.34%

Capital returns   0.09%                          2.61%                   3.36%  -0.20%   6.40%

Total returns     2.17%                          7.16%                   8.16%  4.72%   11.74%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED             PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share       3.55(cents)   22.76(cents)   46.42(cents)

Annualized dividend rate  4.21%         4.17%          4.25%

30-day annualized yield   3.69%         -              -

30-day annualized         6.08%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $11.00 over the past six months and $10.93 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.26% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Hampered by oversupply and
sporadic demand through much of
the six-month period that ended
February 28, 1999, municipal
bonds finally began to turn the
corner in January and February. In
that six-month span, the Lehman
Brothers Municipal Bond Index -
an index of approximately 48,000
investment-grade, fixed-rate and
tax-exempt bonds - returned
2.62%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
gained 1.61%. As is often the case,
the fortunes of the municipal market
were dictated largely by supply
and demand. Early in the period,
issuance was strong and demand
had trouble keeping pace. This
was, in part, due to the global flight
to safety into U.S. Treasuries that
occurred in the late summer and
early fall. When equity markets
surged toward the end of the year,
demand for municipals became
mixed. As the municipal bond
market entered 1999, supply
began to show signs of leveling off.
This positive development, coupled
with an increase in demand from
retail investors, continued through
the first two months of the year,
helping municipal bonds
outperform Treasuries in both
January and February. In February
alone, the Lehman Brothers
Municipal Bond Index returned
-0.44%, while the Lehman Brothers
Aggregate Bond Index returned
-1.75%.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended February 28, 1999, the fund had a total return of 2.17%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 1.92% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 2.45%. For the 12-month period that ended February 28, 1999, the fund had a total return of 4.89%. That compared to the 4.98% return of the Arizona municipal debt funds average and the 5.70% return of the Lehman Brothers index.

Q. WHAT HELPED THE FUND BEAT ITS PEERS DURING THE PAST SIX MONTHS?

A. The fund's emphasis on intermediate-maturity bonds of between five and 15 years was a key reason why it outperformed its peers during the past six months, because those bonds generally outpaced their longer-term counterparts during the period. I chose to focus on intermediate bonds because I felt that they offered the most attractive value for their given interest-rate sensitivity - which is the magnitude with which their prices go up and down as interest rates fluctuate.

Q. WHAT OTHER INVESTMENTS MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?

A. Long-maturity, non-callable bonds - which can't be redeemed by their issuer before maturity - were some of the market's best performers during the past six months. As interest rates fell, more issuers decided to redeem their bonds before maturity to reduce their borrowing costs. Since many investors didn't want to face the prospects of having to invest the proceeds from called bonds at lower, prevailing interest rates, they tended to gravitate toward long-maturity, non-callable bonds.

Q. THROUGHOUT THE PERIOD, THE FUND'S INVESTMENTS WERE CONCENTRATED IN HIGH-QUALITY BONDS - THOSE RATED A OR HIGHER. WHAT ACCOUNTED FOR YOUR BIAS TOWARD QUALITY?

A. I felt that higher-quality securities offered the better value. Around 3% of the Arizona municipal market is rated Baa, the lowest of the investment-grade ratings. Because they were in short supply and the demand for them was strong, I felt the few Baa-rated securities that were available were too expensive. The additional yield Baa-rated bonds offered was quite small, signaling that investors were less worried about issuer defaults and didn't demand a lot of additional yield from Baa-rated securities to compensate for their lower credit quality.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. My focus on non-callable bonds and my emphasis on higher-quality securities meant that the fund had fewer bonds that benefited from advance refunding. Through a process known as defeasance, a bond that is advance refunded becomes backed by U.S. government securities and assumes a shorter maturity date equal to its first permissible call date. This process, which generally results in a boost to the bond's price, is a form of refinancing which usually follows a decline in interest rates.

Q. WHAT FACTORS DO YOU CONSIDER WHEN CHOOSING VARIOUS GENERAL
OBLIGATION BONDS (GOS) - WHICH MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION THROUGHOUT THE PERIOD?

A. Let me begin by saying that a GO is backed by the full faith and credit of its issuer and is repaid with general revenue, including taxes and other fee revenues. I've tended to favor GOs that are issued by cities, towns and counties. Many of these issuers have reaped the benefits of strong local economies in Arizona, collecting higher property tax and other revenues and enjoying better fiscal health.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. The direction of interest rates will be the most important determinant for municipal bond performance, but no one can predict that with any certainty. At the end of the period, it appeared that the market had begun to turn its focus away from international events and was more attuned to domestic issues. As a result, bond prices reflected expectations that the Federal Reserve might raise interest rates in order to thwart the inflationary pressures that can stem from fast-paced economic growth. One factor that could benefit municipals is that they were priced attractively compared to their U.S. Treasury counterparts at the end of the period. To the extent that investors recognize and act on that relative value by investing in them, municipals could perform well relative to Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Arizona residents
by investing in
investment-grade municipal
securities whose interest is
free from federal and
Arizona income taxes

FUND NUMBER: 434

TRADING SYMBOL: FSAMI

START DATE: October 11,
1994

SIZE: as of February 28,
1999, more than $27 million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON THE
ARIZONA ECONOMY:

"Arizona's economic growth
continued to be quite rapid over the
past six months and the
unemployment rate remained low.
That said, one area of weakness
was exports. Because of the
economic crisis in Japan, trade
with that country dropped
substantially. Most of that drop
resulted from fewer orders for
electrical equipment, which
accounts for a large portion of
Arizona's total exports. That
decline was somewhat offset by
increased exports of
semiconductor equipment to
Mexico, as well as by stable U.S.
demand for the same products.
Despite this small setback,
Arizona should remain one of the
nation's fastest-growing states,
although growth will likely slow
some from 1998 levels."

(solid bullet) At the end of the period, the fund had 7.6% of investments in bonds issued by Puerto Rico. As a territory of the Unites States, Puerto Rico can issue bonds that are free from taxes in all 50 states.
When the supply of Arizona
municipals is limited or their prices
look expensive, the manager may
invest in Puerto Rico bonds.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF
FEBRUARY 28, 1999

                              % OF FUND'S  INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE SECTORS 6 MONTHS AGO

General Obligations            25.0                      26.4

Special Tax                    17.3                      17.3

Electric Utilities             16.7                      12.4

Water & Sewer                  9.6                       10.6

Health Care                    9.4                       8.2

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                                         6 MONTHS AGO

Years                          10.7                      11.2


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         5.9   6.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 28, 1999

Aaa 55.9%
Aa, A 38.4%
Baa 2.4%
Short-term
investments 3.3%

Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 38.4
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 3.3

AS OF AUGUST 31, 1998

Aaa 57.9%
Aa, A 32.5%
Baa 3.9%
Short-term
investments 5.7%

Row: 1, Col: 1, Value: 57.9
Row: 1, Col: 2, Value: 32.5
Row: 1, Col: 3, Value: 3.9
Row: 1, Col: 4, Value: 5.7

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 96.7%

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - 89.1%

Arizona Health Facilities         Aaa       $ 360,000                      $ 402,217
Auth. Hosp. Sys. Rev. Rfdg.
(Saint Lukes Health Sys.)
7.25% 11/1/14 (Pre-Refunded
to 11/1/03 @102) (c)

Arizona Trans. Board Excise
Tax Rev.:

(Maricopa County Reg'l. Area
Road) Series A:

5.4% 7/1/01 (AMBAC Insured)       Aaa        1,000,000                      1,042,300

5.75% 7/1/04 (AMBAC Insured)      Aaa        440,000                        478,465

5.75% 7/1/05 (AMBAC Insured)      Aaa        400,000                        438,504

Rfdg. (Maricopa County Reg'l.
Area):

Series A, 6.5% 7/1/04 (AMBAC      Aaa        100,000                        112,318
Insured)

Series B, 6% 7/1/05 (AMBAC        Aaa        150,000                        166,517
Insured)

Arizona Trans. Board Hwy.
Rev. Sub-Series A:

6.5% 7/1/11 (Pre-Refunded to      Aaa        300,000                        324,435
7/1/01 @101.5) (c)

6.6% 7/1/08 (Pre-Refunded to      Aaa        200,000                        216,734
7/1/01 @101.5) (c)

Arizona Univ. Rev.:

Rfdg. 6% 7/1/06                   A1         1,000,000                      1,125,310

7% 7/1/15 (Pre-Refunded to        Aaa        500,000                        556,440
7/1/02 @101) (c)

Central Wtr. Conservation
District Contract Rev.:

(Central Arizona Proj.)           Aaa        200,000                        214,432
Series B, 6.3% 11/1/02 (MBIA
Insured)

Rfdg. (Central Arizona Proj.)     A1         375,000                        409,669
Series A, 5.5% 11/1/10

Chandler Gen. Oblig.:

6.25% 7/1/10                      Aa3        500,000                        577,735

6.5% 7/1/10 (MBIA Insured)        Aaa        200,000                        238,468

6.5% 7/1/11 (MBIA Insured)        Aaa        225,000                        269,291

Chandler Wtr. & Swr. Rev.         Aaa        1,000,000                      1,051,730
5.5% 7/1/15  (MBIA Insured)

Cochise County Unified School     Aaa        200,000                        232,612
District #68 (Sierra Vista)
Series B, 9% 7/1/02 (FGIC
Insured)

Flagstaff Gen. Oblig. 4.5%        Aaa        200,000                        195,806
7/1/13 (FGIC Insured)

Glendale Ind. Dev. Auth. Edl.     AAA        150,000                        172,809
Facilities Rev. Rfdg.
(American Graduate School
Int'l.) 6.55% 7/1/06 (Connie
Lee Insured) (Pre-Refunded
to 7/1/05 @ 101) (c)

Maricopa County Ctfs. of          A2         310,000                        315,847
Prtn. 5.625% 6/1/00

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Maricopa County Hosp. Rev.        Baa1      $ 300,000                      $ 322,140
Rfdg. (Sun Health Corp.)
6.125% 4/1/18

Maricopa County Ind. Dev.         A2         500,000                        519,640
Auth. Health Facilities Rev.
Rfdg. (Catholic Healthcare
West Proj.) Series A, 5%
7/1/03

Maricopa County Ind. Dev.         AA+        1,000,000                      990,480
Auth. Hosp. Facilities Rev.
(Mayo Clinic Hosp.) 5.25%
11/15/37

Maricopa County School            Aaa        500,000                        385,410
District #1 Rfdg.  (Cap.
Appreciation) (Phoenix
Elementary) 2nd Series 0%
7/1/05 (MBIA Insured)

Maricopa County School            Aaa        500,000                        333,150
District #3 Rfdg. (Temple
Elementary) 0% 7/1/08
(AMBAC Insured)

Maricopa County School            Aaa        300,000                        318,477
District #4 Rfdg.  (Mesa
Univ.) 5.25% 7/1/04 (FSA
Insured)

Maricopa County School            Aaa        200,000                        224,228
District #14 Rfdg.
(Creighton) 6.5% 7/1/04
(FGIC Insured)

Maricopa County Unified           Aaa        400,000                        461,392
School District #80
(Chandler) 6.6% 7/1/06 (FGIC
Insured)

Mesa Gen. Oblig. Rfdg. 5.7%       Aaa        250,000                        269,085
7/1/03 (FGIC Insured)

Mesa Ind. Dev. Auth. Rev.         AAA        500,000                        503,630
Rfdg. (Lutheran Health Sys.)
Series A 1, 4% 1/1/00 (MBIA
Insured)

Mohave County Ind. Dev. Auth.     A+         250,000                        258,973
Ind. Dev. Rev. (North Star
Steel Co. Proj.) Series B,
5.5% 12/1/20 (b)

Navajo County Poll. Cont.         Baa1       200,000                        207,062
Corp. Rev. Rfdg. (Arizona
Pub. Svc. Co.) Series A,
5.875% 8/15/28

Phoenix Arpt. Rev. Series D,      Aaa        810,000                        896,743
6.4% 7/1/12 (MBIA Insured)
(b)

Phoenix Civic Impt. Corp.         Aa2        400,000                        424,036
Arpt. Excise Tax Rev. Rfdg.
5.25% 7/1/09 (b)

Phoenix Civic Impt. Corp.         Aa3        500,000                        512,385
Wtr. Sys. Rev. 5.45% 7/1/19

Phoenix Gen. Oblig.:

Rfdg. Series A, 7.5% 7/1/08       Aa1        100,000                        125,383

4.5% 7/1/18                       Aa1        400,000                        377,720

Phoenix Street & Hwy. User        Aaa        250,000                        269,775
Rev. Rfdg. 6.25% 7/1/11
(MBIA Insured)

Phoenix Wtr. Sys. Rev. Rfdg.      Aa3        400,000                        410,436
4.75% 7/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Pima County Ind. Dev. Auth.       Aaa       $ 200,000                      $ 214,458
Rev. Rfdg. (Healthpartners)
Series A, 5.625% 4/1/14
(MBIA Insured)

Pima County Unified School
District #1 Rfdg. (Tucson):

5% 7/1/11 (FGIC Insured)          Aaa        500,000                        519,365

7.5% 7/1/10 (FGIC Insured)        Aaa        250,000                        320,290

Pima County Unified School        Aaa        300,000                        286,980
District #10 Rfdg. (Cap.
Appreciation) (Amphitheater)
0% 7/1/00 (FGIC Insured)

Salt River Proj. Agric. Impt.
& Pwr. District

Elec. Sys. Rev.:  Rfdg.:

Series A, 5.75% 1/1/07            Aa2        300,000                        331,197

Series B, 6.5% 1/1/04             Aa2        1,400,000                      1,556,280

Series C, 6.25% 1/1/19            Aa2        500,000                        536,335

Scottsdale Street & Hwy. User     A1         800,000                        870,224
Rev. Rfdg. 5.5% 7/1/07

Scottsdale Gen. Oblig. Rfdg.:

Series C, 6.375% 7/1/01           Aa1        250,000                        266,093

5.5% 7/1/09                       Aa1        100,000                        110,495

Tempe Union High School
District #213:

(Proj. of 1994):

Series B, 7% 7/1/03 (FGIC         Aaa        400,000                        450,280
Insured)

Series C, 4% 7/1/12 (MBIA         Aaa        200,000                        188,646
Insured)

Rfdg. & Impt. 7% 7/1/08 (FGIC     Aaa        310,000                        372,552
Insured)

Tucson Gen. Oblig. Rfdg.          Aaa        200,000                        223,586
6.75% 7/1/03  (FGIC Insured)

Tucson Street & Hwy. User Rev.:

Rfdg. 6% 7/1/10 (MBIA Insured)    Aaa        400,000                        454,552

Series A, 7% 7/1/11 (MBIA         Aaa        300,000                        370,293
Insured)

Univ. of Arizona Univ. Rev.       A1         400,000                        436,028
Rfdg.  6.375% 6/1/05

Yuma County Hosp. District        A          265,000                        286,603
#001 6.35% 11/15/07
(Escrowed to Maturity) (c)

                                                                            24,146,041

PUERTO RICO - 7.6%

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.:

Series W, 5.5% 7/1/17             Baa1       100,000                        103,373

Series Y, 6.25% 7/1/08 (MBIA      Aaa        400,000                        463,896
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (D)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth          Aaa       $ 500,000                      $ 496,295
Infrastructure Fing. Auth.
Spl. Tax Rev. Series A, 5%
7/1/28 (AMBAC Insured)

Puerto Rico Elec. Pwr. Auth.      Aaa        1,000,000                      992,590
Pwr. Rev. Series DD, 5%
7/1/28 (MBIA Insured)

                                                                            2,056,154

TOTAL MUNICIPAL BONDS                                                       26,202,195
(Cost $25,102,808)


MUNICIPAL NOTES - 3.3%



ARIZONA - 3.3%

Maricopa County Poll. Cont.                   900,000                       900,000
Rev. (Arizona Pub. Svc.
Co./Palo Verde Proj.) Series
1994 B, 3.25%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a) (Cost $900,000)

TOTAL INVESTMENT IN                                                       $ 27,102,195
SECURITIES - 100%
(Cost $26,002,808)

SECURITY TYPE ABBREVIATION
VRDN  - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   87.3%  AAA, AA, A   91.7%

Baa          2.4%   BBB          2.4%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

OTHER INFORMATION

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         25.0%

Special Tax                 17.3

Electric Utilities          16.7

Water & Sewer               9.6

Health Care                 9.4

Escrowed/Pre-Refunded       7.2

Education                   5.7

Transportation              5.4

Others (individually less     3.7
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $26,002,808. Net unrealized appreciation aggregated $1,099,387, of which $1,124,636 related to appreciated investment securities and $25,249 related to depreciated investment securities.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 27,102,195
value (cost $26,002,808) -
See accompanying schedule

Cash                                       22,291

Receivable for fund shares                 30,000
sold

Interest receivable                        258,981

 TOTAL ASSETS                              27,413,467

LIABILITIES

Payable for fund shares         $ 30,560
redeemed

Distributions payable            20,729

Accrued management fee           11,527

Other payables and accrued       33
expenses

 TOTAL LIABILITIES                         62,849

NET ASSETS                                $ 27,350,618

Net Assets consist of:

Paid in capital                           $ 26,307,988

Accumulated undistributed net              (56,757)
realized gain (loss) on
investments

Net unrealized appreciation                1,099,387
(depreciation) on investments

NET ASSETS, for 2,498,803                 $ 27,350,618
shares outstanding

NET ASSET VALUE, offering                  $10.95
price and redemption price
per share ($27,350,618
(divided by) 2,498,803
shares)

STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED FEBRUARY
                              28, 1999 (UNAUDITED)

INTEREST INCOME                          $ 610,474

EXPENSES

Management fee                $ 71,211

Non-interested trustees'       47
compensation

 Total expenses before         71,258
reductions

 Expense reductions            (1,429)    69,829

NET INTEREST INCOME                       540,645

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         (1,712)

 Futures contracts             2,503      791

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         (11,788)

 Futures contracts             3,487      (8,301)

NET GAIN (LOSS)                           (7,510)

NET INCREASE (DECREASE) IN               $ 533,135
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED  AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 540,645                      $ 937,350

 Net realized gain (loss)         791                            128,956

 Change in net unrealized         (8,301)                        420,385
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       533,135                        1,486,691
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (540,645)                      (937,350)
From net interest income

 From net realized gain           (91,753)                       (74,308)

 TOTAL DISTRIBUTIONS              (632,398)                      (1,011,658)

Share transactions Net            4,535,203                      7,504,699
proceeds from sales of shares

 Reinvestment of distributions    482,185                        861,678

 Cost of shares redeemed          (2,175,384)                    (4,003,772)

 NET INCREASE (DECREASE) IN       2,842,004                      4,362,605
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

 Redemption fees                  1,979                          1,870

  TOTAL INCREASE (DECREASE)       2,744,720                      4,839,508
IN NET ASSETS

NET ASSETS

 Beginning of period              24,605,898                     19,766,390

 End of period                   $ 27,350,618                   $ 24,605,898

OTHER INFORMATION
Shares

 Sold                             412,316                        689,025

 Issued in reinvestment of        43,771                         79,146
distributions

 Redeemed                         (197,698)                      (368,079)

 Net increase (decrease)          258,389                        400,092



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                   1997      1996      1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.980                       $ 10.740               $ 10.460  $ 10.640  $ 10.000
of period

Income from Investment            .228                           .473                   .483      .514      .504
Operations Net interest
income

Net realized and unrealized       .009                           .279                   .351      (.022)    .637
gain (loss)

Total from investment             .237                           .752                   .834      .492      1.141
operations

Less Distributions

From net interest income          (.228)                         (.473)                 (.484)    (.514)    (.504)

From net realized gain            (.040)                         (.040)                 (.070)    (.160)    -

Total distributions               (.268)                         (.513)                 (.554)    (.674)    (.504)

Redemption fees added to paid     .001                           .001                   .000      .002      .003
in capital

Net asset value, end of period   $ 10.950                       $ 10.980               $ 10.740  $ 10.460  $ 10.640

TOTAL RETURN B, C                 2.17%                          7.16%                  8.16%     4.72%     11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 27,351                       $ 24,606               $ 19,766  $ 20,388  $ 13,448
(000 omitted)

Ratio of expenses to average      .55% A                         .55%                   .55%      .30% D    .06% A, D
net assets

Ratio of expenses to average      .54% A, E                      .54% E                 .53% E    .30%      .06% A
net assets after expense
reductions

Ratio of net interest income      4.17% A                        4.35%                  4.55%     4.82%     5.54% A
to average net assets

Portfolio turnover rate           26% A                          25%                    27%       32%       56% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

F FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO
AUGUST 31, 1995.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 1 year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY    1.40%          3.11%        16.10%
MARKET

All Tax-Free Money Market     1.32%          2.86%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                   PAST 1 YEAR  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY      3.11%        3.46%
MARKET

All Tax-Free Money Market       2.86%        n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                                           3/1/99  11/30/98  8/31/98  6/1/98  3/2/98



Spartan Arizona Municipal                  2.60%   2.88%     3.01%    3.52%   3.20%
Money Market



If Fidelity had not                        2.60%   2.88%     3.01%    3.37%   3.05%
reimbursed  certain fund
expenses



All Tax-Free Money   Market                2.42%   2.71%     2.80%    3.22%   2.92%
Funds Average



Spartan Arizona Municipal                  4.27%   4.73%     4.96%    5.80%   5.27%
Money Market - Tax-equivalent



If Fidelity had not                        4.27%   4.73%     4.96%    5.55%   5.03%
reimbursed  certain fund
expenses



Portion of fund's income                   3.80%   4.12%     0.00%    0.00%   0.00%
subject   to state taxes



Spartan Arizona
Municipal Money
Market

All Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 2.42
Row: 2, Col: 1, Value: 2.88
Row: 2, Col: 2, Value: 2.71
Row: 3, Col: 1, Value: 3.01
Row: 3, Col: 2, Value: 2.8
Row: 4, Col: 1, Value: 3.52
Row: 4, Col: 2, Value: 3.22
Row: 5, Col: 1, Value: 3.2
Row: 5, Col: 2, Value: 2.92

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.26% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan Arizona
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST SIX
MONTHS?

A. As the period began, the market was in a state of turmoil as it shifted from expectations that the Federal Reserve Board would "tighten," or raise, short-term interest rates to anticipation that the Fed would lower them instead. Looking back to early summer 1998, signs such as a very low unemployment rate and sustained economic growth pointed to the potential for inflationary pressures. But inflation had remained benign, in part because economic problems overseas helped dampen economic growth. However, those international problems intensified in August, when Russia defaulted on some of its outstanding debt and the value of its currency plummeted. This sparked concerns that currency devaluations would take place in other emerging-market countries, such as those in Latin America. Global stock markets went into a freefall, and investors worldwide flocked to U.S. Treasury securities in pursuit of a safe haven to withstand this turmoil. Further problems arose in early fall when rumors of the potential collapse of certain hedge funds hit the market.

Q. YOU MENTIONED THAT THESE DEVELOPMENTS LED TO A SHIFT IN MARKET
SENTIMENT . . .

A. That's right. Market sentiment quickly swung to an anticipation of a Fed "easing," or cut, in the rate banks charge each other for overnight loans - known as the fed funds rate. The easing would aim to help sustain economic growth and maintain liquidity in the markets. The Board followed through with three 0.25 percentage point decreases at the end of September, on October 15 and again on November 17. In total, the fed funds rate fell from 5.50% to 4.75%. These moves helped bring stability back to the world markets. Throughout this turmoil, the U.S. economy continued to chug along, with gross domestic product growing at a brisk annual rate of 6.1% in the fourth quarter of 1998. The manufacturing sector - one of the only parts of the domestic economy that had shown signs of weakness - began to rebound and employment growth continued to be strong. In spite of these developments, inflation remained in check.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund, as is the case most of the time, had to deal with a lack of supply of one-year, fixed-rate notes and bonds in the Arizona market. Consequently, I looked for short-term, variable-rate securities that offered compelling values. On August 31, 1998, the fund had an average maturity of 55 days, a bit longer than its competitors. I kept the fund in the 50- to 60-day range until December by looking for securities that I felt locked in rates that would perform well relative to variable-rate alternatives. By the end of December, the maturity had rolled down to the mid-40s, and ended the period at 29 days, as I avoided fixed-rate issues because the relative yields on variable-rate notes were more attractive. At the end of the period, the fund was positioned fairly defensively - with an average maturity somewhat shorter than its competitors - because I anticipated an environment of either steady Fed policy or, possibly, a move by the Board to raise the fed funds rate.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 2.58%, compared to 3.01% six months ago. The more recent seven-day yield was the equivalent of a 4.25% taxable rate of return for Arizona investors in the 39.26% combined state and federal income tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through February 28, 1999, the fund's six-month total return was 1.40%, compared to 1.32% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. At the end of the period, the Fed appeared content with its interest-rate stance, adopting a "wait and see" attitude in order to determine what effect its moves will have on the economy. The Fed probably won't need to lower rates further as long as no new significant global financial crisis erupts. However, I do think the Fed is becoming wary as the economy continues to thrive and the possibility of inflationary pressures persist. Many economists expect the Fed to switch gears in the near future and raise rates in response to economic strength, but I'm not ready to jump on that bandwagon yet. Rather, I expect rates will remain unchanged for the next few months unless we see compelling economic news consistently pointing to the need for the Fed to slow the economy. By the summer, the Fed may have enough ammunition to raise interest rates if the economy continues on the same path.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price

FUND NUMBER: 433

TRADING SYMBOL: FSAXX

START DATE: October 11,
1994

SIZE: as of February 28,
1999, more than $95 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS   % OF FUND'S  INVESTMENTS
                                                                8/31/98                   2/28/98

  0 - 30                        72                               60                        68

 31 - 90                        12                               24                        14

 91 - 180                       16                               4                         10

181 - 397                       0                                12                        8

WEIGHTED AVERAGE MATURITY

                               2/28/99                          8/31/98                   2/28/98

Spartan Arizona Municipal      29 DAYS                          55 days                   38 days
Money Market

All Tax-Free Money Market      42 DAYS                          44 days                   43 days
Funds Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF FEBRUARY 28, 1999

Variable rate demand
notes (VRDNs) 69%
Commercial paper
(including CP mode) 15%
Tender bonds 0%
Municipal notes 0%
Other 16%

Row: 1, Col: 1, Value: 69.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 16.0

AS OF AUGUST 31, 1998

Variable rate demand
notes (VRDNs) 54%
Commercial paper
(including CP mode) 19%
Tender bonds 1%
Municipal notes 1%
Other 25%

Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 18.5
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 24.5

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES - 100%

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - 99.9%

Apache County Ind. Dev. Auth.
Ind. Rev.:

(Imperial Components, Inc.)    $ 1,900,000                     $ 1,900,000
Series 1996, 3.15%,  LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

(Tucson Elec. Pwr. Co.-         1,000,000                       1,000,000
Springerville Proj.) Series
1983 C, 2.95%, LOC Societe
Generale, France, VRDN (a)

(Tuscon Elec. Pwr. Co.-         2,000,000                       2,000,000
Springerville Proj.) Series
1985 A, 2.9%, LOC Toronto
Dominion Bank, VRDN (a)

Arizona Edl. Ln. Marketing      11,000,000                      11,000,000
Corp. Series 1991 A, 3.05%,
LOC Dresdner Bank AG, VRDN
(a)(d)

Arizona Trans. Board Excise     2,000,000                       2,012,500
Tax Rev. Bond (Maricopa
County Reg'l. Area) Series
B, 5.5% 7/1/99 (AMBAC
Insured)

Arizona Trans. Board Hwy.       2,000,000                       2,014,960
Rev. Bond Series A, 5.9%
7/1/99

Chandler Gen. Oblig. Bond       2,150,000                       2,163,283
5.5% 7/1/99

Chandler Ind. Dev. Auth.        3,000,000                       3,000,000
Multi-family Hsg. Rev. Rfdg.
(South Park Apts.) Series
1989, 3%, LOC Citibank, New
York NA, VRDN (a)

Coconino County Ind. Dev.       1,000,000                       1,000,000
Rev. (Citizens Utils. Proj.)
 Series 1997, 3.05%, VRDN
(a)(d)

Flagstaff Ind. Dev. Auth.       2,600,000                       2,600,000
(Norton Envir., Inc. Proj.)
Series 1997, 3.1%, LOC Key
Bank, NA, VRDN (a)(d)

Glendale Ind. Dev. Auth. Rev.   1,700,000                       1,700,000
(Superior Bedding Co. Proj.)
Series 1994, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Maricopa County Cmnty.          4,900,000                       4,915,294
College District Bond 4.5%
7/1/99

Maricopa County Ind. Dev.       1,000,000                       1,000,000
Auth. Ind. Dev. Rev.
(Clayton Homes Proj.) Series
1998, 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Maricopa County Poll. Cont.
Rev.:

Bonds (Southern California      1,000,000                       1,000,000
Edison Co.) Series 1985 F,
3.15% 3/8/99, CP mode

(Arizona Pub. Svc. Co.)         1,500,000                       1,500,000
Series 1994 E, 3.25%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)

(Arizona Pub. Svc. Co./Palo     1,700,000                       1,700,000
Verde Proj.) Series C,
3.25%, LOC Toronto Dominion
Bank, VRDN (a)

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds:

(Citizens Util. Proj.) Series   2,900,000                       2,900,000
1993 E, 2.75% 4/6/99,  CP
mode (d)

(Citizens Util. Proj.) Series   2,500,000                       2,500,000
1993 E, 2.85% 4/7/99,  CP
mode (d)

Phoenix Civic Impt. Board       1,920,000                       1,920,000
Aprt. Rev. Participating
VRDN Series PA 405, 3.01%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - CONTINUED

Phoenix Gen. Oblig.:

Participating VRDN Series PA   $ 2,430,000                     $ 2,430,000
236, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Series 1995 2, 3.2% (BPA        2,900,000                       2,900,000
Morgan Guaranty Trust Co.,
NY), VRDN (a)

Phoenix Ind. Dev. Auth.
Multi-family Hsg. Rev.:

(Bell Square Apt. Proj.)        1,000,000                       1,000,000
Series 1995, 3.1%, LOC Gen.
Elec. Cap. Corp., VRDN (a)

(Lynwood Apt. Proj.) Series     4,000,000                       4,000,000
1994, 2.95%, LOC Fed. Home
Ln. Bank, San Francisco,
VRDN (a)

(Paradise Shadows II Apts.      3,825,000                       3,825,000
Proj.) Series 1989, 3%,  LOC
Citibank, New York NA, VRDN
(a)

Phoenix Ind. Dev. Auth. Rev.:

(Plastican Proj.) Series        4,000,000                       4,000,000
1997, 3.1%, LOC Fleet Bank
NA, VRDN (a)(d)

Rfdg. (V.A.W. of America        1,000,000                       1,000,000
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Phoenix Ind. Dev. Auth.         1,000,000                       1,000,000
Participating VRDN Series PT
1082, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Pima County Ind. Dev. Auth.     1,990,000                       1,990,000
Multi-family Hsg. Rev.  (La
Cholla Apt. Proj.) Series
1996, 3%, LOC Chase  Bank of
Texas NA, VRDN (a)

Pima County Street & Hwy.       3,000,000                       3,018,551
Rev. Series 1998, 5% 7/1/99
(FSA Insured)

Pinal County Ind. Dev. Auth.    3,940,000                       3,940,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995, 3%,
LOC Chase Manhattan Bank,
VRDN (a)

Pinal County Ind. Dev. Poll.    2,800,000                       2,800,000
Cont. Rev. (Magma Copper Co.
Proj./Newmont Mining Corp.)
Series 1984, 3.2%,  LOC
Nat'l. Westminster Bank PLC,
VRDN (a)

Salt River Proj. Agric. Impt.
& Pwr. District:

2.95% 4/5/99, CP                3,000,000                       3,000,000

3.15% 3/9/99, CP                1,000,000                       1,000,000

Tucson Arpt. Auth. Spl.         1,300,000                       1,300,000
Facility Rev. (LearJet,
Inc.)  Series 1998 A, 3.1%,
LOC NationsBank NA, VRDN (a)

Yavapai County Ind. Dev.        3,000,000                       3,000,000
Auth. Ind. Dev. Rev. Bonds
(Citizens Util.) Series
1993, 2.75% 4/6/99, CP mode
(d)

Yuma County Ind. Dev. Auth.     2,000,000                       2,000,000
Rev. (Meadowcraft, Inc.
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

                                                                90,029,588

MUNICIPAL SECURITIES -
CONTINUED

                               SHARES                          VALUE (NOTE 1)

OTHER - 0.1%

Municipal Central Cash Fund    $ 104,343                       $ 104,343
(b)(c)

TOTAL INVESTMENT IN                                            $ 90,133,931
SECURITIES - 100%

Total Cost for Income Tax Purposes $  90,133,931
SECURITY TYPE ABBREVIATIONS

CP - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 90,133,931
value -  See accompanying
schedule

Receivable for fund shares                 4,983,680
sold

Interest receivable                        324,987

 TOTAL ASSETS                              95,442,598

LIABILITIES

Payable to custodian bank       $ 20,561

Payable for fund shares          94,024
redeemed

Distributions payable            9,628

Accrued management fee           35,418

Other payables and accrued       127
expenses

 TOTAL LIABILITIES                         159,758

NET ASSETS                                $ 95,282,840

Net Assets consist of:

Paid in capital                           $ 95,256,190

Accumulated net realized gain              26,650
(loss) on investments

NET ASSETS, for 95,256,192                $ 95,282,840
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($95,282,840
(divided by) 95,256,192
shares)

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED FEBRUARY
                               28, 1999 (UNAUDITED)

INTEREST INCOME                         $ 1,515,465

EXPENSES

Management fee               $ 230,086

Non-interested trustees'      174
compensation

 Total expenses before        230,260
reductions

 Expense reductions           (1,558)    228,702

NET INTEREST INCOME                      1,286,763

NET REALIZED GAIN (LOSS) ON              8
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 1,286,771
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,286,763                    $ 3,049,535

 Net realized gain (loss)         8                              39,199

 NET INCREASE (DECREASE) IN       1,286,771                      3,088,734
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,286,763)                    (3,049,535)
from net interest income

Share transactions at net         60,379,352                     86,116,142
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  1,218,671                      2,968,682
distributions from net
interest income

 Cost of shares redeemed          (60,838,410)                   (82,735,176)

 NET INCREASE (DECREASE) IN       759,613                        6,349,648
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       759,621                        6,388,847
IN NET ASSETS

NET ASSETS

 Beginning of period              94,523,219                     88,134,372

 End of period                   $ 95,282,840                   $ 94,523,219



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                                 1999

                                 (UNAUDITED)                    1998                    1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                        $ 1.000                 $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment            .014                           .034                    .033      .035      .034
Operations Net interest
income

Less Distributions

From net interest income          (.014)                         (.034)                  (.033)    (.035)    (.034)

Net asset value, end of period   $ 1.000                        $ 1.000                 $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 1.40%                          3.41%                   3.39%     3.52%     3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 95,283                       $ 94,523                $ 88,134  $ 82,741  $ 52,566
(000 omitted)

Ratio of expenses to average      .50% A                         .36% D                  .35% D    .22% D    .06% A, D
net assets

Ratio of net interest income      2.79% A                        3.36%                   3.34%     3.44%     3.91% A
to average net assets


A ANNUALIZED

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO
AUGUST 31, 1995.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $5,914,690 and $3,195,952, respectively.

The market value of futures contracts opened and closed during the period amounted to $253,988 and $627,217, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and money market fund, respectively.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $383 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the money market fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the money market fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of each fund with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income fund's and money market fund's expenses were reduced by $1,429 and $1,558, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

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1900 K Street, N.W.
Washington, DC

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TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

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Attn: Redemptions - CP6I
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P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

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SELLING SHARES

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P.O. Box 660602
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Attn: Redemptions - CP6R
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P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Dwight D. Churchill, Vice President -
INCOME FUND
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AZI/SPZ-SANN-0499  73877
1.700927.101

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson -
MONEY MARKET FUND

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
DAILY INCOME
TRUST

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 22  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY DAILY INCOME TRUST      2.45%          5.13%        28.20%        68.21%

All Taxable Money Market         2.31%          4.93%        27.22%        66.07%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 871 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY DAILY INCOME TRUST        5.13%        5.09%         5.34%

All Taxable Money Market           4.93%        4.93%         5.24%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              3/2/99  12/1/98  9/1/98  6/2/98  3/3/98



 Fidelity Daily Income Trust  4.57%   4.88%    5.17%   5.12%   5.21%



All Taxable Money  Market     4.37%   4.57%    5.03%   5.02%   5.07%
Funds Average



                              3/3/99  12/2/98  9/2/98  6/3/98  2/25/98



 MMDA                         2.16%   2.32%    2.55%   2.51%   2.58%




Fidelity Daily
Income Trust

All Taxable
Money Market
Funds Average
MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 4.57
Row: 1, Col: 2, Value: 4.37
Row: 1, Col: 3, Value: 2.16
Row: 2, Col: 1, Value: 4.88
Row: 2, Col: 2, Value: 4.57
Row: 2, Col: 3, Value: 2.32
Row: 3, Col: 1, Value: 5.17
Row: 3, Col: 2, Value: 5.03
Row: 3, Col: 3, Value: 2.55
Row: 4, Col: 1, Value: 5.119999999999999
Row: 4, Col: 2, Value: 5.02
Row: 4, Col: 3, Value: 2.51
Row: 5, Col: 1, Value: 5.21
Row: 5, Col: 2, Value: 5.07
Row: 5, Col: 3, Value: 2.58

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns to
its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Duby)

An interview with Robert Duby, Portfolio Manager of Fidelity Daily
Income Trust

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED FEBRUARY 28, 1999?

A. At the beginning of the third quarter of 1998, positive consumer and market sentiment were at record-high levels. Economic data continued to exhibit robust strength, unemployment was at the lowest level we've seen in about 40 years and inflation remained virtually non-existent. It was expected that the Federal Reserve Board might have to "tap the brakes" to slow the economy and head off inflation by raising short-term interest rates. But then, turmoil in foreign markets arose. First, the Russians defaulted on a portion of their debt in August, helping spark additional chaos in other emerging markets. Investors around the world suddenly became "risk averse," worrying more about getting their capital back than receiving a high yield on their investments. The news worsened with the near collapse of Long-Term Capital Management, a huge hedge fund in the U.S., which required a subsequent $3.5 billion infusion of private capital to avoid destabilizing already-shaky markets in the U.S. and abroad.

Q. WHAT WAS THE FED'S RESPONSE TO THESE EVENTS?

A. The Fed instituted the first of three separate 0.25 percentage point interest-rate cuts on September 29. In lowering the rate banks charge each other for overnight loans - the Fed funds rate - from 5.50% to 5.25%, the Fed announced that "the action was taken to cushion the effects on prospective economic growth in the United States of increasing weakness in foreign economies and of less accommodative financial conditions domestically." The second cut, implemented on October 15 between meetings of the Fed's Open Market Committee, was unexpected, and turned out to be the medicine needed to stabilize a nervous market. A final so-called "insurance cut" - implemented to reduce the downside risk remaining in global markets - occurred at the end of November when the fed funds target rate was lowered to 4.75%. From that point, stability returned for the most part. The difference between the yields offered by Treasuries versus other securities - which had become quite wide as nervous investors fled to the safety offered by U.S. Treasury securities - narrowed to more appropriate levels. Domestic growth continued to exceed expectations, the manufacturing sector demonstrated improvement and consumer confidence once again approached record-high levels.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. I followed a cautious approach during the first part of the fourth quarter of 1998 as the market turmoil in both foreign and domestic markets unfolded. I held the portfolio's average maturity in the 45- to 50-day range, as I concentrated new investments in the one- to three-month area. As market sentiment improved at the end of 1998, I lengthened the portfolio somewhat to take advantage of higher yields offered by longer investments. During the month of January, however, the fund's average maturity was allowed to shorten to 37 days at month end; economic data continued to show considerable strength and the market began to price in the possibility of Fed rate increases. From that point, the average maturity of the fund was gradually lengthened to take advantage of the higher yields offered in the longer part of the short-term yield curve. At the end of the period, the fund's average maturity was 53 days.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 4.59%, compared to 5.17% six months ago. For the six months that ended
February 28, 1999, the fund had a total return of 2.45%, compared to 2.31% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. My current interest-rate outlook is for no change in Fed monetary policy over the next couple of months. However, my bias has switched from a neutral stance to one recognizing the possibility of Fed interest-rate increases should economic data not slow to more reasonable levels. Recently, the market has priced in increases in short- and long-term rates. By doing so, the market may have done what the Fed was reluctant to do: that is, slow the economy down somewhat by raising rates. The strength of the domestic economy continues to surprise market participants, and several prominent members of the Fed's Open Market Committee have recently suggested that they could change their bias to one reflecting an inclination to raise rates should the economy continue to exceed expectations. The current thinking at the Federal Reserve is that the risk of an economic slowdown no longer predominates and that the risk of the economy overheating and sparking inflationary pressures deserves equal weight.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: to provide current
income while maintaining a
stable $1.00 share price by
investing in high-quality,
short-term money market
securities

FUND NUMBER: 031

TRADING SYMBOL: FDTXX

START DATE: May 31, 1974
SIZE: as of February 28,
1999, more than $2.8
billion

MANAGER: Robert Duby, since
1998; manager, several
taxable money market funds;
joined Fidelity in 1982

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS   % OF FUND'S INVESTMENTS 2/28/98
                                                                8/31/98

  0 - 30                        49                               50                        57

 31 - 90                        35                               28                        24

 91 - 180                       12                               15                        10

181 - 397                       4                                7                         9

WEIGHTED AVERAGE MATURITY

                               2/28/99                          8/31/98                   2/28/98

Fidelity Daily Income Trust    53 DAYS                          56 Days                   59 Days

All Taxable Money Market       61 DAYS                          55 Days                   56 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Bank CDs, BAs,
TDs, and notes 37%
Commercial paper 58%
Government
securities 5%
Other  0%

Row: 1, Col: 1, Value: 37.0
Row: 1, Col: 2, Value: 58.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0

AS OF AUGUST 31, 1998

Bank CDs, BAs,
TDs, and notes 44%
Commercial paper 54%
Government
securities 0%
Other  2%

Row: 1, Col: 1, Value: 44.0
Row: 1, Col: 2, Value: 54.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 0.0


INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 9.9%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 9.9%

Chase Manhattan Bank

 3/10/99                          5.23%                       $ 25,000                             $ 25,000

 3/12/99                          5.25                         8,000                                8,000

 3/22/99                          4.95                         20,000                               20,000

 5/10/99                          5.75                         5,000                                5,000

 5/17/99                          5.75                         12,000                               11,999

Chase Manhattan Bank (USA)

 3/2/99                           5.50                         35,000                               35,000

CoreStates Bank NA,
Philadelphia

 3/11/99                          4.88 (b)                     5,000                                5,000

First National Bank of Chicago

 3/3/99                           5.70                         40,000                               40,000

Fleet National Bank

 5/3/99                           4.97 (b)                     10,000                               9,995

Mellon Bank NA, Pittsburgh

 6/3/99                           5.75                         35,000                               35,000

Morgan Guaranty Trust Co., NY

 3/10/99                          5.25                         25,000                               25,000

 4/14/99                          4.90                         10,000                               10,000

US Bank NA

 9/8/99                           4.94                         50,000                               50,000

TOTAL CERTIFICATES OF DEPOSIT                                                                       279,994

COMMERCIAL PAPER - 58.5%



AC Acquisition Holding Co.

 3/12/99                          5.12                         5,000                                4,992

AVCO Financial Services, Inc.

 3/8/99                           5.20                         9,000                                8,991

 3/15/99                          5.15                         37,000                               36,927

 3/30/99                          5.19                         10,000                               9,959

American Express Credit Corp.

 9/2/99                           4.94                         25,000                               24,382

Asset Securitization Coop.
Corp.

 3/15/99                          5.28                         10,000                               9,980

 4/14/99                          5.17                         5,000                                4,969

 4/15/99                          5.14                         5,000                                4,968

 4/15/99                          5.17                         5,000                                4,968

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Associates Corp. of North
America

 3/24/99                          5.00%                       $ 25,000                             $ 24,922

Associates First Capital Corp.

 3/10/99                          5.16                         35,000                               34,955

Bank One Corp.

 3/22/99                          5.09                         20,000                               19,942

BankAmerica Corp.

 3/10/99                          5.26                         10,000                               9,987

 4/7/99                           5.14                         10,000                               9,948

 6/2/99                           4.96                         20,000                               19,749

Bear Stearns Companies, Inc.

 3/11/99                          5.40                         5,000                                4,993

 3/15/99                          5.40                         5,000                                4,990

CIESCO L.P.

 3/17/99                          4.87                         5,000                                4,989

 3/18/99                          4.86                         7,000                                6,984

 4/13/99                          4.85                         20,000                               19,885

CIT Group, Inc.

 4/5/99                           5.08                         5,000                                4,976

Centric Capital Corp.

 3/16/99                          4.88                         6,000                                5,988

 3/29/99                          4.96                         13,000                               12,950

 4/22/99                          4.90                         13,750                               13,653

 4/23/99                          4.88                         16,900                               16,780

 4/27/99                          4.88                         39,000                               38,702

 5/3/99                           4.88                         20,000                               19,831

 5/10/99                          4.89                         8,000                                7,925

 5/17/99                          4.89                         20,000                               19,793

 6/10/99                          4.92                         5,000                                4,932

Chrysler Financial LLC

 3/15/99                          5.15                         10,000                               9,980

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 3/3/99                           5.27                         2,000                                1,999

 4/22/99                          4.89                         30,000                               29,791

 5/12/99                          4.90                         11,000                               10,894

 5/13/99                          4.89                         70,000                               69,308

 5/19/99                          4.91                         5,000                                4,947

Commercial Credit Group, Inc.

 3/3/99                           4.86                         14,500                               14,496

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

ConAgra, Inc.

 4/30/99                          5.01%                       $ 4,000                              $ 3,967

 5/4/99                           5.01                         25,000                               24,780

Delaware Funding Corp.

 3/25/99                          4.87                         35,282                               35,168

 4/7/99                           4.87                         19,000                               18,906

Enterprise Funding Corp.

 3/8/99                           4.88                         7,542                                7,535

 3/9/99                           5.27                         10,000                               9,988

 3/15/99                          4.89                         15,000                               14,972

 3/19/99                          5.21                         13,472                               13,437

 3/22/99                          4.88                         6,000                                5,983

 4/20/99                          4.89                         11,799                               11,720

 5/3/99                           4.88                         10,000                               9,916

 6/28/99                          4.94                         14,000                               13,775

Falcon Asset Securitization

 3/2/99                           4.88                         9,760                                9,759

 3/15/99                          4.89                         25,000                               24,953

 3/22/99                          4.88                         17,000                               16,952

 3/23/99                          4.88                         6,000                                5,982

 4/15/99                          4.92                         22,775                               22,637

Finova Capital Corp.

 4/14/99                          5.07                         3,000                                2,982

Fleet Funding Corp.

 3/18/99                          4.87                         20,000                               19,954

Ford Motor Credit Co.

 3/9/99                           4.83                         15,000                               14,984

 4/16/99                          4.87                         15,000                               14,908

 4/29/99                          4.87                         25,000                               24,803

GTE Corp.

 3/25/99                          4.93                         5,000                                4,984

General Electric Capital Corp.

 3/4/99                           5.13                         25,000                               24,989

 3/9/99                           4.85                         20,000                               19,979

 3/10/99                          5.24                         20,000                               19,974

 5/5/99                           4.90                         10,000                               9,913

 7/19/99                          4.89                         35,000                               34,349

 7/26/99                          4.93                         30,000                               29,410

General Electric Capital
Services, Inc.

 6/7/99                           4.90                         7,000                                6,908

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

General Electric Capital
Services, Inc. - continued

 9/1/99                           4.94%                       $ 25,000                             $ 24,385

General Electric Co.

 4/8/99                           5.09                         15,000                               14,921

General Motors Acceptance Corp.

 3/17/99                          5.23                         20,000                               19,954

 4/22/99                          4.87                         30,000                               29,792

 4/30/99                          4.89                         50,000                               49,597

 5/20/99                          4.90                         15,000                               14,839

 6/7/99                           4.90                         20,000                               19,737

Heller Financial, Inc.

 3/18/99                          5.50                         2,000                                1,995

 5/4/99                           5.03                         4,000                                3,965

Kitty Hawk Funding Corp.

 3/1/99                           5.32                         3,000                                3,000

 3/1/99                           5.36                         2,000                                2,000

 3/4/99                           5.33                         3,000                                2,999

 3/10/99                          5.24                         5,000                                4,994

 5/21/99                          4.91                         17,014                               16,828

 8/16/99                          4.97                         11,899                               11,630

 8/16/99                          4.98                         16,881                               16,498

Lehman Brothers Holdings, Inc.

 3/9/99                           5.15                         9,000                                8,990

 3/16/99                          5.15                         10,000                               9,979

MCI WorldCom, Inc.

 3/26/99                          5.54                         6,000                                5,977

 3/30/99                          5.02                         8,000                                7,968

 5/5/99                           5.02                         14,000                               13,875

Morgan (JP) & Co., Inc.

 4/12/99                          5.09                         15,000                               14,913

New Center Asset Trust

 3/8/99                           5.17                         10,000                               9,990

 3/17/99                          5.24                         5,000                                4,989

 4/20/99                          4.96                         15,000                               14,898

 4/22/99                          4.87                         60,000                               59,583

 5/10/99                          4.88                         45,000                               44,578

Norfolk Southern Corp.

 3/3/99                           5.02                         5,000                                4,999

 3/4/99                           5.02                         11,545                               11,540

 3/8/99                           5.02                         2,000                                1,998

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Norwest Financial, Inc.

 3/4/99                           5.31%                       $ 10,000                             $ 9,996

PHH Corp.

 4/21/99                          5.12                         5,000                                4,964

Preferred Receivables Funding
Corp.

 3/3/99                           4.87                         15,895                               15,891

 3/3/99                           5.21                         5,000                                4,999

 3/4/99                           4.89                         10,000                               9,996

 3/11/99                          5.23                         3,000                                2,996

 3/12/99                          4.95                         3,000                                2,996

 3/16/99                          4.91                         4,000                                3,992

 3/23/99                          4.89                         10,000                               9,970

 4/14/99                          4.86                         5,000                                4,971

Salomon Smith Barney
Holdings, Inc.

 3/1/99                           5.25                         20,000                               20,000

 3/15/99                          5.26                         5,000                                4,990

 3/22/99                          5.25                         4,000                                3,988

 5/5/99                           4.92                         25,000                               24,780

Sears Roebuck Acceptance Corp.

 3/3/99                           5.30                         4,000                                3,999

 4/7/99                           5.14                         2,000                                1,990

Three Rivers Funding Corp.

 3/17/99                          4.90                         6,000                                5,987

 3/22/99                          4.89                         7,000                                6,980

Transamerica Finance Corp.

 5/11/99                          4.92                         14,500                               14,362

Triple A One Funding Corp.

 3/18/99                          4.89                         7,000                                6,984

TOTAL COMMERCIAL PAPER                                                                  1,653,234

FEDERAL AGENCIES - 4.7%



FANNIE MAE - 0.3%

Discount Notes - 0.3%

 3/3/99                           5.07                         10,000                               9,997

FEDERAL HOME LOAN BANK - 1.1%

Discount Notes - 1.1%

 3/19/99                          4.76                         30,000                               29,929

FEDERAL AGENCIES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

FREDDIE MAC - 3.3%

Discount Notes - 3.3%

 3/4/99                           4.74%                       $ 3,450                              $ 3,449

 3/5/99                           5.05                         40,000                               39,978

 3/26/99                          5.03                         50,000                               49,828

                                                                                                    93,255

TOTAL FEDERAL AGENCIES                                                                              133,181

BANK NOTES - 16.0%



Bank of New York NA

 3/17/99                          5.68                         25,000                               24,999

 3/26/99                          5.70                         10,000                               9,999

Comerica Bank, Detroit

 5/10/99                          4.99 (b)                     4,000                                3,999

CoreStates Bank NA,
Philadelphia

 3/5/99                           4.88 (b)                     30,000                               30,000

First National Bank of Chicago

 5/4/99                           4.97                         10,000                               10,000

 5/10/99                          5.75                         25,000                               24,999

First Union National Bank of
North Carolina

 3/1/99                           4.98 (b)                     25,000                               25,000

 3/1/99                           4.99 (b)                     9,000                                9,000

Fleet National Bank, Providence

 5/4/99                           4.97 (b)                     10,000                               9,997

Key Bank NA

 3/22/99                          4.81 (b)                     20,000                               19,994

LaSalle National Bank, Chicago

 3/1/99                           5.20                         20,000                               20,000

 6/28/99                          4.92                         25,000                               25,000

 8/3/99                           4.90                         23,000                               23,000

 8/4/99                           4.90                         15,000                               15,000

 8/10/99                          4.92                         25,000                               25,000

 8/11/99                          4.93                         30,000                               30,000

LaSalle National Corp.

 8/11/99                          4.95                         25,000                               24,996

Mellon Bank NA, Pittsburgh

 5/18/99                          4.91 (b)                     25,000                               24,988

 6/24/99                          4.93                         10,000                               10,000

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NationsBank NA

 4/20/99                          4.90%                       $ 25,000                             $ 25,000

 9/8/99                           5.01                         15,000                               15,000

PNC Bank NA, Pittsburgh

 5/3/99                           4.98 (b)                     10,000                               9,999

US Bank NA

 3/17/99                          4.79 (b)                     35,000                               34,987

TOTAL BANK NOTES                                                                                    450,957

MASTER NOTES - 2.0%



Goldman Sachs Group L.P.

 3/8/99                           5.30 (b)                     20,000                               20,000

J.P. Morgan Securities, Inc.

 3/5/99                           4.91 (b)                     25,000                               25,000

SunTrust Banks, Inc.

 3/1/99                           4.91 (b)                     10,000                               10,000

TOTAL MASTER NOTES                                                                                  55,000

MEDIUM-TERM NOTES - 3.8%



Bishops Gate Resources
Mortgage Trust

 3/1/99                           5.14 (b)                     8,000                                8,000

General Electric Capital Corp.

 3/9/99                           5.19 (b)                     5,000                                5,000

Goldman Sachs Group L.P.

 4/7/99                           5.26 (b)(c)                  12,000                               12,000

 4/27/99                          5.07 (b)(c)                  29,000                               29,000

 5/10/99                          5.05 (a)(b)                  9,000                                9,000

Monumental Life Insurance Co.

 3/1/99                           5.08 (b)(c)                  14,000                               14,000

Morgan Guaranty Trust Co., NY

 3/29/99                          4.89 (b)                     15,000                               14,996

Norwest Corp.

 4/22/99                          4.99 (b)                     13,000                               13,000

Premier Auto Trust

 6/8/99                           5.41%                        3,319                                3,319

TOTAL MEDIUM-TERM NOTES                                                                             108,315

SHORT-TERM NOTES - 5.1%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Capital One Funding Corp.
(1995-E)

 3/5/99                           4.97% (b)                   $ 3,815                              $ 3,815

Capital One Funding Corp.
(1996-I)

 3/5/99                           4.97 (b)                     8,900                                8,900

Capital One Funding Corp.
(1997-D)

 3/5/99                           4.97 (b)                     5,200                                5,200

Capital One Funding Corp.
(1997-F)

 3/5/99                           4.97 (b)                     2,700                                2,700

Capital One Funding Corp.
(1997-G)

 3/5/99                           4.97 (b)                     6,789                                6,789

Monumental Life Insurance Co.

 3/1/99                           5.11 (b)(c)                  15,000                               15,000

New York Life Insurance Co.

 3/1/99                           5.21 (b)                     16,000                               16,000

 4/1/99                           5.35 (b)(c)                  7,000                                7,000

Pacific Life Insurance Co.

 3/9/99                           5.28 (a)(b)                  10,000                               10,000

SMM Trust (1998-I)

 3/29/99                          4.94 (a)(b)                  25,000                               25,000

Strategic Money Market Trust
(1998-A)

 3/16/99                          5.32 (b)                     26,000                               26,000

Strategic Money Market Trust
(1998-B)

 3/5/99                           4.94 (a)(b)                  18,000                               18,000

TOTAL SHORT-TERM NOTES                                                                              144,404


REPURCHASE AGREEMENTS - 0.0%

                                                             MATURITY AMOUNT (000S)

In a joint trading account                                   $ 1,001                                1,001
(U.S. Government
Obligations) dated 2/26/99
due 3/1/99 At 4.86%

TOTAL INVESTMENT IN                                                                              $ 2,826,086
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                               $  2,826,086

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,000,000 or 2.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE   COST (000S)

Goldman Sachs Group L.P.:      12/7/98            $ 12,000
5.26%, 4/7/99

5.07%, 4/27/99                 1/22/99            $ 29,000

Monumental Life Insurance Co:  7/31/98 - 9/17/98  $ 14,000
5.08%, 3/1/99

5.11%, 3/1/99                  7/1/98             $ 15,000

New York Life Insurance Co     12/21/98           $ 7,000
5.35%, 4/1/99

INCOME TAX INFORMATION

At August 31, 1998, the fund had a capital loss carryforward of approximately $1,099,000 of which $336,000, $536,000, $19,000, $99,000 and $109,000 will expire on August 31, 2001, 2002, 2003, 2004 and
2006, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)               FEBRUARY
                                28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 2,826,086
value (including repurchase
agreements of $1,001) - See
accompanying schedule

Receivable for investments                12,965
sold

Receivable for fund shares                37,477
sold

Interest receivable                       13,636

Other receivables                         2

Prepaid expenses                          96

 TOTAL ASSETS                             2,890,262

LIABILITIES

Payable to custodian bank      $ 13,064

Payable for fund shares         40,283
redeemed

Distributions payable           345

Accrued management fee          660

Other payables and accrued      429
expenses

 TOTAL LIABILITIES                        54,781

NET ASSETS                               $ 2,835,481

Net Assets consist of:

Paid in capital                          $ 2,836,587

Accumulated net realized gain             (1,106)
(loss) on investments

NET ASSETS, for 2,835,960                $ 2,835,481
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($2,835,481
(divided by) 2,835,960
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED FEBRUARY 28,
                                1999 (UNAUDITED)

INTEREST INCOME                         $ 72,812

EXPENSES

Management fee                 $ 4,231

Transfer agent fees             2,028

Accounting fees and expenses    127

Non-interested trustees'        6
compensation

Custodian fees and expenses     22

Registration fees               80

Audit                           18

Legal                           20

Miscellaneous                   26

 Total expenses before          6,558
reductions

 Expense reductions             (50)     6,508

NET INTEREST INCOME                      66,304

NET REALIZED GAIN (LOSS) ON              4
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 66,308
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 66,304                       $ 128,624

 Net realized gain (loss)         4                              (12)

 NET INCREASE (DECREASE) IN       66,308                         128,612
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (66,304)                       (128,624)
from net interest income

Share transactions at net         6,229,077                      11,931,413
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  64,557                         125,262
distributions from net
interest income

 Cost of shares redeemed          (6,083,333)                    (11,856,534)

 NET INCREASE (DECREASE) IN       210,301                        200,141
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       210,305                        200,129
IN NET ASSETS

NET ASSETS

 Beginning of period              2,625,176                      2,425,047

 End of period                   $ 2,835,481                    $ 2,625,176



FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                               1999

                               (UNAUDITED)                    1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .024                           .052                    .051     .051     .053     .032
Operations Net interest
income

Less Distributions

 From net   interest income     (.024)                         (.052)                  (.051)   (.051)   (.053)   (.032)

Net asset value,  end of       $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               2.45%                          5.31%                   5.18%    5.25%    5.43%    3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 2,835                        $ 2,625                 $ 2,425  $ 2,317  $ 2,256  $ 2,132
millions)

Ratio of expenses to average    .48% A                         .50%                    .50%     .50%     .54%     .56%
net assets

Ratio of expenses to average    .48% A                         .50%                    .49% D   .50%     .54%     .56%
net assets after expense
reductions

Ratio of net interest income    4.89% A                        5.19%                   5.07%    5.11%    5.31%    3.18%
to average  net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS -
CONTINUED

marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $77,000,000 or 2.7% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the total management fee was equivalent to an annualized rate of .31% of average net assets. The gross income-based portion of this fee was equal to $2,911,000 or an annualized rate of .21% of average net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity
Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $115,312 to FIDFUNDS which are being amortized over one year.

4. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $50,000 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

FDI-SANN-0499  73299
1.701151.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
MUNICIPAL MONEY MARKET
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  57  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 61  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MUNICIPAL MONEY         1.41%          3.04%        16.70%        42.55%
MARKET

All Tax-Free Money Market        1.32%          2.86%        15.84%        40.11%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MUNICIPAL MONEY MARKET    3.04%        3.14%         3.61%

All Tax-Free Money Market          2.86%        2.99%         3.45%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                            3/1/99  11/30/98  8/31/98  6/1/98  3/2/98

Fidelity Municipal Money    2.52%   2.89%     3.01%    3.37%   3.03%
Market Fund

All Tax-Free Money Market   2.42%   2.71%     2.80%    3.22%   2.92%
Funds Average

Fidelity Municipal Money    3.94%   4.52%     4.70%    5.27%   4.73%
Market Fund Tax-Equivalent


Fidelity Municipal
Money Market Fund

All Tax-Free Money
Market Funds
Average

Fidelity Municipal
Money Market Fund
Tax-Equivalent

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.52
Row: 1, Col: 2, Value: 2.42
Row: 1, Col: 3, Value: 3.94
Row: 2, Col: 1, Value: 2.89
Row: 2, Col: 2, Value: 2.71
Row: 2, Col: 3, Value: 4.52
Row: 3, Col: 1, Value: 3.01
Row: 3, Col: 2, Value: 2.8
Row: 3, Col: 3, Value: 4.7
Row: 4, Col: 1, Value: 3.37
Row: 4, Col: 2, Value: 3.22
Row: 4, Col: 3, Value: 5.270000000000001
Row: 5, Col: 1, Value: 3.03
Row: 5, Col: 2, Value: 2.92
Row: 5, Col: 3, Value: 4.73

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. The U.S. economy was very strong at the end of 1998 and during the first two months of 1999. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of 1998, expanding at an annual rate of 6.1% in the fourth quarter. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages started to creep upward as employers increased pay to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for 1998. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - it rebounded recently and its weakness was more than offset by solid domestic demand. Robust consumer activity - especially in the holiday shopping season - sustained growth through the end of 1998 and the beginning of 1999.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?

A. The fund started the period with an average maturity shorter than its competitors. This defensive posture had been adopted during the summer given the strength of the economy and concerns, at that time, that the Fed might need to raise short-term interest rates to slow economic growth and head off inflation. However, late in August and in early September, market sentiment began to change as global financial turmoil led participants to believe the Fed might change its course and lower short-term rates instead. As expectations shifted, I extended the fund's average maturity quickly by purchasing nine- to 12-month fixed-rate notes to lock in attractive rates before the full impact of the Fed's rate cuts hit the market. From that point, the fund's maturity moved closer to the average of its competitors, a more neutral posture given the uncertainty over the future course of interest rates.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 2.51%, compared to 3.01% six months ago. The latest yield was the equivalent of a 3.92% taxable yield for investors in the 36% federal tax bracket. Through February 28, 1999, the fund's six-month total return was 1.41%, compared to 1.32% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK GOING FORWARD?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance, and has kept rates unchanged at its subsequent meetings. Going forward, the Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: tax-free income with
share-price stability by
investing in high-quality,
short-term municipal
securities

FUND NUMBER: 010

TRADING SYMBOL: FTEXX

START DATE: January 2, 1980

SIZE: as of February 28,
1999, more than $5.8
billion

MANAGER: Diane McLaughlin,
since 1996; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98  % OF FUND'S INVESTMENTS 2/28/98

  0 - 30                  77                               83                               73

 31 - 90                  13                               9                                14

 91 - 180                 3                                5                                10

181 - 397                 7                                3                                3

WEIGHTED AVERAGE MATURITY

                         2/28/99                          8/31/98                          2/28/98

Municipal Money
Market Fund              32 DAYS                          27 Days                          31 Days

All Tax-Free
Money Market             42 DAYS                          44 Days                          43 Days
Funds Average*



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Variable rate demand
notes (VRDNs) 67%
Commercial paper
(including CP mode) 19%
Tender bonds 3%
Municipal notes 9%
Other 2%

Row: 1, Col: 1, Value: 67.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 2.0

AS OF AUGUST 31,1998

Variable rate demand
notes (VRDNs) 71%
Commercial paper
(including CP mode) 23%
Tender bonds 4%
Municipal notes 2%
Other 0%

Row: 1, Col: 1, Value: 71.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 0.0

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - 0.9%

Alabama Hsg. Fin. Auth.          $ 3,340                               $ 3,340
Multi-family Hsg. Rev.
(Gazebo East Proj.) Series
1991 B, 3.15%, LOC Amsouth
Bank, Birmingham, VRDN (a)

Alabama Ind. Dev. Auth. Rev.      3,500                                 3,500
(Southern Ionics Proj.)
3.15%, LOC Southtrust Bank
NA, VRDN (a)(d)

Chatam Ind. Dev. Board Poll.      2,900                                 2,900
Cont. Rev. Bonds (Alabama
Elec. Coop., Inc. Proj.)
Series 1993, 3.15% 3/11/99
(Nat'l. Rural Util. Coop.
Fin. Corp. Guaranteed), CP
mode

Courtland Ind. Dev. Board         5,000                                 5,000
Rev. (Specialty Minerals,
Inc.) 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Decatur Ind. Dev. Board Ind.      1,900                                 1,900
Dev. Rev. (Monsanto Co.
Proj.) Series 1996, 3.05%,
VRDN (a)(d)

Decatur Ind. Dev. Board Solid     6,400                                 6,400
Waste Disp. Rev. (Trico
Steel Co. Proj.) Series
1997, 3.05%, LOC Chase
Manhattan Bank, VRDN (a)(d)

Jackson Ind. Dev. Board Rev.      4,300                                 4,300
(Specialty Minerals, Inc.)
3.05%, LOC Wachovia Bank NA,
VRDN (a)(d)

Jefferson County                  2,170                                 2,170
Participating VRDN Series 7,
3.1% (BPA Bank of New York
NA) (a)(e)

Lafayette Ind. Dev. Rev.          3,800                                 3,800
(Kardoes Rubber Co., Inc.)
3.15%, LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Mobile Ind. Dev. Board Rev.       7,210                                 7,210
(Newark Group Ind. Proj.)
3.1%, LOC First Union Nat'l.
Bank of North Carolina, VRDN
(a)(d)

Montgomery Ind. Dev. Board        845                                   845
Rev. (Feldmeier/Alabama
Equip.) Series 1996, 3.15%,
LOC Southtrust Bank NA, VRDN
(a)(d)

Phenix County Ind. Dev. Board
Envir. Impt. Rev. Bonds
(Mead Coated Board Proj.)
Series 1988:

2.85% 4/5/99, LOC ABN-AMRO        8,900                                 8,900
Bank NV, CP mode (d)

3.05% 4/8/99, LOC ABN-AMRO        1,000                                 1,000
Bank NV, CP mode (d)

Roanoke Ind. Dev. Board Ind.      1,425                                 1,425
Dev. Rev. (Steel Fab, Inc.
Proj.) Series 1997, 3.15%,
LOC NationsBank NA, VRDN
(a)(d)

Tuscaloosa County Ind. Dev.       975                                   975
Auth. Rev. (Hanna Steel Co.)
3.1%, LOC NationsBank NA,
VRDN (a)(d)

                                                                        53,665

ALASKA - 1.4%

Alaska Hsg. Fin. Corp.:

Participating VRDN Series         5,600                                 5,600
FR/RI 2, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Bonds (State Cap. Proj.)          5,785                                 5,849
Series A, 4.5% 12/1/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALASKA - CONTINUED

Alaska Ind. Dev. & Export        $ 30,400                              $ 30,400
Auth. Rev. (Fairbanks Gold
Mining) Series 1997, 3%, LOC
UBS AG, VRDN (a)(d)

Valdez Marine Term. Rev.:

Participating VRDN Series PT      4,945                                 4,945
172, 3.01% (Liquidity
Facility Banque Nationale de
Paris) (a)(e)

(Atlantic Richfield Co.)          5,000                                 5,000
Series 1994 B, 2.95%, VRDN
(a)

Rfdg. Bonds (Atlantic
Richfield Co.) Series 1994 A:

3% 4/8/99, CP mode                2,200                                 2,200

3.15% 3/8/99, CP mode             2,500                                 2,500

3.15% 3/9/99, CP mode             3,400                                 3,400

3.35% 3/5/99, CP mode             21,300                                21,300

                                                                        81,194

ARIZONA - 1.1%

Apache County Ind. Dev. Auth.     5,600                                 5,600
Ind. Rev. (Tucson Elec. Pwr.
Co.- Springerville Proj.)
Series 1983 C, 2.95%, LOC
Societe Generale, France,
VRDN (a)

Flagstaff Ind. Dev. Auth.         2,100                                 2,100
Bonds (Citizens Utils.) 3.1%
3/8/99, CP mode (d)

Maricopa County Ind. Dev.         4,200                                 4,200
Auth. Ind. Dev. Rev.
(Clayton Homes Proj.) Series
1998, 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Maricopa County Poll. Cont.       2,300                                 2,300
Rev. Bonds (Southern
California Edison Co.)
Series 1985 D, 3% 4/12/99,
CP mode

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils.) Series
1993 E:

3% 4/8/99, CP mode (d)            5,400                                 5,400

3.1% 3/8/99, CP mode (d)          1,360                                 1,360

Phoenix Ind. Dev. Auth.           6,000                                 6,000
Multi-family Hsg. Rev. (Bell
Square Apt. Proj.) Series
1995, 3.1%, LOC Gen. Elec.
Cap. Corp., VRDN (a)

Phoenix Ind. Dev. Auth. Rev.:

(Plastican Proj.) Series          2,700                                 2,700
1997, 3.1%, LOC Fleet Bank
NA, VRDN (a)(d)

Rfdg. (V.A.W. of America          1,100                                 1,100
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Salt River Proj. Agric. Impt.
& Pwr. District:

2.7% 4/5/99, CP                   18,000                                18,000

3.15% 3/12/99, CP                 5,500                                 5,500

3.35% 3/5/99, CP                  5,000                                 5,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARIZONA - CONTINUED

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993:

2.75% 4/6/99, CP mode (d)        $ 2,000                               $ 2,000

3.1% 3/8/99, CP mode (d)          4,600                                 4,600

                                                                        65,860

ARKANSAS - 1.0%

Arkansas Dev. Fin. Auth.          6,965                                 6,965
Participating VRDN Series
1998 C, 3.07% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(d)(e)

Arkansas Dev. Fin. Auth.          5,200                                 5,200
Multi-family Hsg. Rev.
(Kiehl Partners L.P. Proj.)
Series 1998, 3.15%, LOC Bank
One, Louisiana NA, VRDN (a)

Arkansas Dev. Fin. Auth.          3,495                                 3,495
Single Family Mtg. Rev.
Bonds  Series 1998 B, 3.75%,
tender 6/1/99 (FGIC
Guaranteed) (d)

Arkansas Hosp. Equip. Fin.        8,200                                 8,200
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 3%, LOC NationsBank
NA, VRDN (a)

Clark County Solid Waste          13,800                                13,800
Disp. Rev. (Reynolds Metals
Co. Proj.) Series 1992, 3%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Miller County Solid Waste         5,600                                 5,600
Disp. Rev. (Tyson Foods,
Inc. Proj.) Series 1996,
3.1%, LOC Commerzbank AG,
VRDN (a)(d)

Pine Bluff Ind. Dev. Rev.         4,500                                 4,500
(Rolling Pin Corp. Proj.)
Series 1998, 3%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

Univ. of Arkansas Rev. (UAMS      10,485                                10,485
Campus) Series 1998, 3%
(MBIA Insured) (BPA Cr.
Suisse First Boston, Inc.),
VRDN (a)

West Memphis Ind. Dev. Rev.       975                                   975
(Proform Co. LLC Proj.)
Series 1996, 3.15%, LOC US
Bank NA, VRDN (a)(d)

                                                                        59,220

CALIFORNIA - 0.7%

California Gen. Oblig. RAN 4%     3,500                                 3,510
6/30/99

California Higher Ed. Student
Ln. Rev.:

Bonds Series 1987 C, 3.75%,       4,650                                 4,649
tender 6/1/99,  LOC Student
Ln. Marketing Assoc. (d)

Series 1992 E1, 3.1%, LOC         6,000                                 6,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Clovis Unified School             13,000                                13,012
District TRAN 4% 6/30/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CALIFORNIA - CONTINUED

Orange County Hsg. Fin. Auth.    $ 4,580                               $ 4,580
Participating VRDN Series
96C0906, 3.07% (Liquidity
Facility Citibank, New York
NA) (a)(d)(e)

South Coast California Local      7,000                                 7,030
Ed. Agcy. TRAN 4.5% 6/30/99
(MBIA Insured)

                                                                        38,781

COLORADO - 2.1%

Aurora Multi-family Hsg. Rev.     8,300                                 8,300
(Aurora Meadows Apts.)
Series 1996, 3.25% (Fannie
Mae Guaranteed), VRDN (a)(d)

Colorado Pub. Hwy. Auth. Rev.     4,945                                 4,945
E-470 Participating VRDN
Series PT 1100, 3.01%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Colorado Springs Util. Sys.
Participating VRDN:

Series FR/RI 19, 3.15%            9,100                                 9,100
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SGB 28, 3.07%              11,480                                11,480
(Liquidity Facility Societe
Generale, France) (a)(e)

Denver City & County Arpt.
Participating VRDN:

Series 1997 Q, 3.05%              6,600                                 6,600
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Series 1997, 3.02% (Liquidity     28,585                                28,585
Facility Caisse des Depots
et Consignations) (a)(d)(e)

Series FR/RI 13, 3.1%             5,000                                 5,000
(Liquidity Facility Bank of
New York NA) (a)(e)

Series PT 249, 3.07%              4,950                                 4,950
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Douglas County School             4,200                                 4,211
District TAN (Douglas &
Elbert Counties) Series
1998, 3.75% 6/30/99

Fort Collins Ind. Dev. Rev.       1,240                                 1,240
(Phelps -Tointon Millwork
Proj.) Series 1993, 3.05%,
LOC Bank One, Wisconsin,
VRDN (a)(d)

Larimer County Poudre School      9,000                                 9,000
District # R 1 TAN  3.3%
6/30/99

Moffat County Poll. Cont.         21,600                                21,600
Rev. Rfdg. (Colorado-UTE
Elec. Assoc., Inc.) Series
1984, 3% (AMBAC Insured)
(BPA Societe Generale,
France), VRDN (a)

Westminster County                4,510                                 4,510
Multi-family Hsg. Rev. Rfdg.
(Lakeview Apts.) Series
1997, 3.25% (Fannie Mae
Guaranteed), VRDN (a)(d)

                                                                        119,521

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

CONNECTICUT - 0.1%

Connecticut Hsg. Fin. Auth.      $ 4,685                               $ 4,685
Participating VRDN Series
1997 L, 3.1% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(d)(e)

DELAWARE - 0.6%

Delaware Econ. Dev. Auth.         24,800                                24,800
Multi-family Rev.
(Schoolhouse Trust Prog.)
3.1%, LOC Marine Midland
Bank NA, VRDN (a)

Delaware Hsg. Auth. Rev.          7,000                                 7,000
Participating VRDN Series
96C0801, 3.07% (Liquidity
Facility Citibank, New York
NA) (a)(d)(e)

                                                                        31,800

DISTRICT OF COLUMBIA - 0.5%

District of Columbia Rev.         5,300                                 5,300
(Nat'l. Academy of Sciences
Proj.) Series 1999 C, 3%
(AMBAC Insured), VRDN (a)

District of Columbia Wtr. &
Swr. Auth.:

Participating VRDN:

Series 985201, 3.02%              8,200                                 8,200
(Liquidity Facility
Citibank, New York NA) (a)(e)

Series MS 98 29, 3.07%            10,200                                10,200
(Liquidity Facility Bank Of
America National Trust &
Savings Assoc) (a)(e)

Series PT 1092, 3.17%             5,505                                 5,505
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

                                                                        29,205

FLORIDA - 4.1%

Dade County Aviation Rev.         5,000                                 5,000
Participating VRDN Series PT
1083, 3.02% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(d)(e)

Florida Dept. of Trans.           7,100                                 7,100
Participating VRDN Series SG
43, 2.97% (Liquidity
Facility Societe Generale,
France) (a)(e)

Florida Div. Board                4,500                                 4,500
Participating VRDN Series RI
A18, 3.1% (Liquidity
Facility Nat'l. Westminster
Bank PLC) (a)(e)

Florida Hsg. Fin. Agcy.           5,000                                 5,000
Multi-family Hsg. Rev. Rfdg.
(Hillsborough-Oxford Proj.)
Series D, 3.05% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Florida Hsg. Fin. Corp.
Homeowner Mtg. Rev. Bonds:

Series 1998 5, 3.8%, tender       20,195                                20,195
6/15/99 (FGIC Guaranteed)

Series 1998 6, 3.8%, tender       5,515                                 5,515
6/15/99  (FGIC Guaranteed)
(d)

Florida Local Govt. Fin.          3,000                                 3,000
Commission Series A,  3.05%
3/15/99, LOC First Union
Nat'l. Bank of  North
Carolina, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Florida Muni. Pwr. Agcy.         $ 7,500                               $ 7,500
Series A, 3% 4/13/99, LOC
First Union Nat'l. Bank of
North Carolina, CP

Highlands County Health           5,000                                 5,000
Facilities Auth. Rev.
(Adventist Health Sys.
Sunbelt Proj.) 3% (BPA First
Nat'l. Bank of Chicago),
VRDN (a)

Highlands County Ind. Dev.        2,500                                 2,500
Auth. (Lesco, Inc. Proj.)
Series 1997, 3.1%, LOC PNC
Bank NA, VRDN (a)(d)

Hillsborough County Aviation      2,600                                 2,600
Auth. Rev. 2.95% 4/7/99,
LOC Nat'l. Westminster Bank
PLC, CP (d)

Indian River County Hosp.         4,000                                 4,000
District Hosp. Rev. Bonds
Series 1990, 2.7% 4/5/99,
LOC Kredietbank NV, CP mode

Jacksonville Elec. Auth. Rev.:

Series A:

2.85% 4/15/99, CP                 6,600                                 6,600

2.85% 4/15/99, CP                 5,000                                 5,000

Series C 1, 2.7% 4/5/99           2,600                                 2,600
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

Jacksonville Health               9,585                                 9,585
Facilities Auth.
Participating VRDN  Series
1996 M, 2.97% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(e)

Jacksonville Poll. Cont. Rev.     5,000                                 5,000
Rfdg. Bonds (Florida Pwr. &
Lt.  Co. Proj.) Series 1994,
3.15% 3/9/99, CP mode

Jacksonville River City           6,000                                 6,000
Renaissance Prog..  2.85%
4/13/99, CP

Lee County Hosp. Board Hosp.
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B:

2.95% 4/8/99 (Liquidity           5,905                                 5,905
Facility SunTrust Bank,
Central FL NA), CP mode

2.95% 4/9/99 (Liquidity           10,000                                10,000
Facility SunTrust Bank,
Central FL NA), CP mode

Orange County Tourist Dev.        28,210                                28,210
Participating VRDN  Series
1998 96, 3.04% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Reedy Creek Impt. District        2,075                                 2,075
Participating VRDN Series
96C0904 Class A, 3.02%
(Liquidity Facility
Citibank, New York NA) (a)(e)

Saint Lucie County Poll.          8,700                                 8,700
Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co.,
Proj.) Series 1994 A, 3.35%
3/5/99, CP mode

Sarasota County Pub. Hosp.        10,595                                10,595
Board Participating VRDN
Series MS 1998 99, 3.04%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.):

Series 1985 A, 2.7% 3/16/99,     $ 9,045                               $ 9,045
LOC SunTrust Bank, Central
FL NA) CP mode

Series A:

3.25% 3/4/99, CP mode             9,600                                 9,600

3.3% 3/12/99, (Liquidity          7,200                                 7,200
Facility Sun Trust Bank,
Central FL NA) CP mode

Series B, 2.7% 3/16/99, LOC       9,000                                 9,000
SunTrust Bank, Central FL
NA, CP mode

Sunrise Util. Sys. Rev.
Participating VRDN:

Series SGB 16, 3.07%              1,000                                 1,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 17, 3.07%              6,400                                 6,400
(Liquidity Facility Societe
Generale, France) (a)(e)

Sunshine State Govt. Fing.
Commission Rev. Bonds Series
1986:

2.55% 3/15/99 (AMBAC Insured)     4,100                                 4,100
(Liquidity Facility UBS AG)
(Liquidity Facility Toronto
Dominion Bank), CP mode

3.1% 3/9/99 (AMBAC Insured)       6,000                                 6,000
(Liquidity Facility UBS AG)
(Liquidity Facility Toronto
Dominion Bank), CP mode

3.15% 3/12/99 (AMBAC Insured)     11,600                                11,600
(Liquidity Facility UBS AG)
(Liquidity Facility Toronto
Dominion Bank), CP mode

West Orange Memorial Hosp.        4,000                                 4,000
Tax District Rev. Bonds
Series 1991 A2, 3% 4/8/99,
LOC RaboBank Nederland Coop.
Central, CP mode

                                                                        240,125

GEORGIA - 5.2%

Albany Dougherty Payroll Dev.     2,790                                 2,790
Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
3.05%, VRDN (a)

Atlanta Urban Residential         6,700                                 6,700
Fin. Auth. (Villages of
Cascade Proj.) Series 1997
A, 3.1%, LOC SunTrust Bank
of Atlanta, VRDN (a)(d)

Bibb County Dev. Auth. Rev.       6,100                                 6,100
Series 1998, 3%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

Bremen Dev. Auth. Ind. Dev.       5,200                                 5,200
Rev. (Mark-Lynn Foods, Inc.
Proj.) 3.05%, LOC
NationsBank NA, VRDN (a)(d)

Cartersville Dev. Auth. Rev.      1,000                                 1,000
(Burtin Reality Enterprises)
3.05%, LOC Wachovia Bank NA,
VRDN (a)(d)

Chattooga County Dev. Auth.       4,300                                 4,300
Rev. (Aladdin Manufacturing
Co.) 3.15%, LOC Wachovia
Bank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Cherokee County Dev. Auth.       $ 3,500                               $ 3,500
Rev. (Blue Circle
Aggregates, Inc.) Series
1997, 3.05%, LOC Den Danske
Bank Group AS, VRDN (a)(d)

Clayton County Hsg. Auth.         7,000                                 7,000
Multi-family Hsg. Rev. (Hyde
Park Club Apts. Proj.)
Series 1997, 3%, LOC Key
Bank, NA, VRDN (a)(d)

Cobb County Dev. Auth. Ind.       1,950                                 1,950
Dev. Rev. (Amoena Corp.
Proj.) Series 1992, 3.15%,
LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

Cobb County School District       30,150                                30,300
TAN 3.5% 12/31/99

Coweta County Ind. Dev. Auth.     3,900                                 3,900
(E.G.O. Products, Inc.
Proj.) Series 1996, 3.1%,
LOC UBS AG, VRDN (a)(d)

Crisp County Solid Waste          16,800                                16,800
Mgmt. Auth. Rev. Series
1998, 3.1% (FSA Insured)
(Liquidity Facility First
Untion Nat'l. Bank of North
Carolina), VRDN (a)(d)

DeKalb County Dev. Auth. Ind.     2,900                                 2,900
Dev. Rev. (Qualex Proj.)
3.15%, LOC Comerica Bank -
Texas, VRDN (a)(d)

DeKalb County Dev. Auth. Rev.     5,515                                 5,515
(Oglethorpe Univ. Proj.) 3%,
LOC SunTrust Bank of
Atlanta, VRDN (a)

DeKalb County Hsg. Auth.
Multi-family Hsg. Rev.:

(Bryton Hill Apts. Proj.)         1,000                                 1,000
Series 1996, 3.1%, LOC PNC
Bank NA, VRDN (a)(d)

(Eales Trace Apts.) Series        2,675                                 2,675
1996, 3%, LOC Key Bank, NA,
VRDN (a)(d)

Fulton County School District     9,430                                 9,430
Participating VRDN Series
36, 3.07% (Liquidity
Facility Toronto Dominion
Bank) (a)(e)

Georgia Gen. Oblig. Bonds         10,400                                10,400
Series 97C1001, 3.15%,
tender 4/6/99 (Liquidity
Facility Citibank, New York
NA) (a)(e)

Georgia Hsg. & Fin. Auth.         3,800                                 3,800
Single Family Hsg. Rev.
Bonds Series 1998 C2, 3.25%,
tender 10/1/99 (d)

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.)
Series 1985 B:

2.7% 4/5/99, LOC Morgan           3,050                                 3,050
Guaranty Trust Co., NY,  CP
mode

2.95% 4/9/99, LOC Morgan          4,000                                 4,000
Guaranty Trust Co., NY,  CP
mode

2.95% 4/9/99, LOC Morgan          10,000                                10,000
Guaranty Trust Co., NY,  CP
mode

Series A, 2.95% 4/9/99, LOC       10,165                                10,165
Morgan Guaranty Trust Co.,
NY, LOC Bayerische
Landesbank Girozentrale, CP

Georgia Port Auth. Rev.           1,840                                 1,840
(Colonel's Island Term.)
3.1%,  LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Georgia Residential Fin.         $ 435                                 $ 435
Auth. Participating VRDN
Series 96C1006, 3.07%
(Liquidity Facility
Citibank, New York NA) (a)(e)

Gwinnett County Dev. Auth.
Ind. Dev. Rev.:

(Curtis 1000, Inc. Proj.)         1,200                                 1,200
Series 1996, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

(Klockner Namasco Corp.)          1,000                                 1,000
3.05%, LOC NationsBank NA,
VRDN (a)(d)

(O'Neal Steel, Inc.) 3.05%,       1,500                                 1,500
LOC NationsBank NA, VRDN
(a)(d)

(Sheperd Construction Co.,        1,100                                 1,100
Inc.) 3.1%, LOC SunTrust
Bank  of Atlanta, VRDN (a)(d)

Series 8, 3.05%, LOC              3,000                                 3,000
NationsBank NA, VRDN (a)

Gwinnett County Hsg. Auth.        6,700                                 6,700
Multi-family Hsg. Rev.
(Herrington Woods Apt.)
Series 1996 A, 3%, LOC Key
Bank, NA, VRDN (a)(d)

Gwinnett County School            23,200                                23,315
District TAN 3.5% 12/31/99

Henry County Dev. Auth. Solid     2,500                                 2,500
Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997,
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Jenkins County Dev. Auth.         2,400                                 2,400
Ind. Rev. (Metal Ind., Inc.)
3.05%, LOC NationsBank NA,
VRDN (a)(d)

Lafayette Dev. Auth. Rev.         2,000                                 2,000
(The Dixie Group Proj.)
Series 1998, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Metro. Atlanta Rapid Transit
Auth. Sales Tax Rev.
Participating VRDN:

Series 59, 3.07% (Liquidity       7,900                                 7,900
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series PT 1064, 2.97%             20,000                                20,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SG 57, 2.97%               18,605                                18,605
(Liquidity Facility Societe
Generale, France) (a)(e)

Paulding County Ind. Bldg.        3,530                                 3,530
Auth. Rev. (Cadillac
Products, Inc.) Series 1994,
3.1%, LOC NBD Bank NA,
Detroit, VRDN (a)(d)

Richmond County Board of Ed.      1,750                                 1,755
Rfdg. Bonds 4% 9/1/99

Richmond County Dev. Auth.
Solid Waste Disp. Rev.
(Evergreen Nylon Proj.):

Series 1998, 3.05%, LOC           20,600                                20,600
Banque Nationale de Paris,
VRDN (a)(d)

3.05%, LOC Banque Nationale       4,200                                 4,200
de Paris, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Roswell Hsg. Auth.
Multi-family Hsg. Rev.:

(Autumnbrook Apts.) Series       $ 7,165                               $ 7,165
1991 A, 3.05%, LOC Amsouth
Bank, Birmingham, VRDN (a)

Rfdg. (Roswell-Oxford Proj.)      6,100                                 6,100
Series 1990, 3.05%
(Continental Casualty Co.
Guaranteed), VRDN (a)

Savannah Econ. Dev. Auth. Rev.:

(Home Depot, Inc.) Series         1,500                                 1,500
1995 A, 3.1%, VRDN (a)(d)

(Kaolin Term., Inc.) 3.05%,       5,000                                 5,000
LOC NationsBank NA, VRDN
(a)(d)

Vienna Dev. Auth. Ind. Dev.       3,000                                 3,000
Rev. (Mid-Georgia Processing
Co.) 3.05%, LOC NationsBank
NA, VRDN (a)(d)

Worth County Ind. Dev. Auth.      1,700                                 1,700
Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.)
Series 1996 B, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

                                                                        300,520

HAWAII - 1.9%

Hawaii Arpt. Sys. Rev.
Participating VRDN:

Series 248, 3.02% (Liquidity      4,765                                 4,765
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 190B, 3.02%             33,445                                33,445
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Hawaii Dept. of Budget & Fin.     7,395                                 7,395
Rev. Participating VRDN
Series PT 139, 3.02%
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Hawaii Dept. of Budget & Fin.
Spl. Purp. Rev. Bonds
(Citizens Utils.):

Series 1988 A, 3.15% 3/15/99,     4,400                                 4,400
CP mode (d)

Series 1988 B, 3.1% 3/8/99,       3,190                                 3,190
CP mode (d)

Series 1988 C, 3.15% 3/15/99,     7,585                                 7,585
CP mode (d)

Hawaii Gen. Oblig.
Participating VRDN:

Series 1998 94, 3.07%             21,785                                21,785
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series PT 1044, 2.97%             9,400                                 9,400
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series ROC 31, 3.07%              5,830                                 5,830
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Series ROC 32, 3.07%              4,690                                 4,690
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

Hawaii Hsg. Fin. & Dev. Corp.     6,640                                 6,640
Single Family Mtg. Rev.
Participating VRDN Series PT
1049, 3.02% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

                                                                        109,125

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

IDAHO - 0.1%

Idaho Hsg. & Fin. Assoc.
Participating VRDN:

Series PA 145, 3.02%             $ 3,160                               $ 3,160
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 247, 3.02%              1,800                                 1,800
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

                                                                        4,960

ILLINOIS - 8.1%

Bolingbrook Multi-family Hsg.     12,300                                12,300
Rev. (Amberton Apts.) 3.05%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

Carol Stream Multi-family         2,000                                 2,000
Rev. (Saint Charles Square
Proj.) 3.05% (Fannie Mae
Guaranteed), VRDN (a)(d)

Chicago Arpt. Spl. Facilities     10,000                                10,000
Rev. (Centerpoint O'Hare)
2.95%, LOC First Nat'l. Bank
of Chicago, VRDN (a)(d)

Chicago Board of Ed.
Participating VRDN:

Series 1996, 3.12% (Liquidity     18,690                                18,690
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series 1997 E, 3.05%              8,700                                 8,700
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Series 1998 115, 3.07%            11,900                                11,900
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series FR/RI 98 39, 3.1%          14,100                                14,100
(Liquidity Facility
Commerzbank AG) (a)(e)

Chicago Gas Supply Rev. Bonds     3,600                                 3,600
(The Peoples Gas Lt. & Coke
Co.) 3.2%, tender 12/1/99 (d)

Chicago Gen. Oblig.
Participating VRDN:

Series 22, 3.07% (Liquidity       6,100                                 6,100
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series 981302, 2.97%              11,600                                11,600
(Liquidity Facility
Citibank, New York NA) (a)(e)

Chicago Ind. Dev. Rev.:

(Ampere Automotive Corp.          3,800                                 3,800
Proj.) Series 1996, 3.15%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (a)(d)

(Guernsey Bel, Inc. Proj.)        1,400                                 1,400
Series 1996 B, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Chicago O'Hare Int'l. Arpt.       56,800                                56,800
Rev. Series 1988 A, 3%, LOC
Bayerische Landesbank
Girozentrale, VRDN (a)(d)

Chicago Sales Tax Rev.            4,620                                 4,620
Participating VRDN Series
1998 92, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Chicago Wtr. Rev.                 11,560                                11,560
Participating VRDN Series
1997 V, 3.05% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Glendale Heights                 $ 2,600                               $ 2,600
Participating VRDN Series PT
106, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.:

(Mapes & Sprowl Steel Ltd.        2,800                                 2,800
Proj.) Series 1996 A, 3.15%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

(Overton Gear & Tool Corp.)       2,100                                 2,100
Series 1994, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Illinois Dev. Fin. Auth.          11,610                                11,610
Multi-family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series
1993, 3.05% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

Series A, 3.05% (MBIA             40,500                                40,500
Insured) (Liquidity Facility
First Nat'l. Bank of
Chicago), VRDN (a)(d)

Series B, 3.05% (MBIA             36,600                                36,600
Insured) (Liquidity Facility
First Nat'l. Bank of
Chicago), VRDN (a)(d)

Series C, 2.95% (MBIA             15,200                                15,200
Insured) (Liquidity Facility
First Nat'l. Bank of
Chicago), VRDN (a)(d)

Illinois Dev. Fin. Auth. Rev.     13,800                                13,800
(Adventist Health Sys.)
Series A, 3% (MBIA Insured),
VRDN (a)

Illinois Edl. Facilities
Auth. Rev.:

Participating VRDN Series         9,040                                 9,040
1997 U, 3.05% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(e)

(Art Institute of Chicago)        13,100                                13,100
Series 1996, 2.9%, VRDN (a)

(Northwestern Univ.) Series       5,919                                 5,919
1988, 2.9% (BPA Northern
Trust Co., Chicago), VRDN (a)

Illinois Health Facilities
Auth. Rev. Bonds:

(Evanston Hosp. Corp.) Series     5,000                                 5,000
A, 3.15%, tender 8/2/99

(SSM Health Care Proj.)
Series 1998 B:

2.95% 4/8/99 (MBIA Insured)       3,995                                 3,995
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.), CP mode

3% 4/13/99 (MBIA Insured)         3,000                                 3,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.), CP mode

3.05% 4/8/99 (MBIA Insured)       6,500                                 6,500
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.), CP mode

Illinois Hsg. Dev. Auth.
Homeowner Mtg. Rev. Bonds:

Series 1998 D2, 3.7%, tender      3,630                                 3,630
6/29/99, LOC Govt. Nat'l.
Mortgage Assoc. (d)

Series 1998 D3, 3.7%, tender      6,800                                 6,800
6/29/99, LOC Govt. Nat'l.
Mortgage Assoc. (d)

Series 1998 F2, 3.45%, tender     4,730                                 4,730
10/7/99 (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SG 3, 2.97% (Liquidity    $ 4,000                               $ 4,000
Facility Societe Generale,
France) (a)(e)

Series SG 82, 2.97%               26,000                                26,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 19, 3.07%              8,675                                 8,675
(Liquidity Facility Societe
Generale, France) (a)(e)

Illinois Student Assistance
Commission Student Ln. Rev.:

Series 1997 A, 3.05%, LOC         4,800                                 4,800
First Nat'l. Bank of
Chicago, VRDN (a)(d)

Series 1998 A, 3.05% (MBIA        11,700                                11,700
Insured) (BPA Bank of
America Nat'l. Trust &
Savings Assoc.), VRDN (a)(d)

Lisle Village Multi-family        3,800                                 3,800
Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991,
3.05%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (a)(d)

Madison County Envir. Impt.       3,000                                 3,000
Rev. Rfdg. (Shell Wood
River) 3.3%, VRDN (a)(d)

Metropolitan Pier &               3,400                                 3,400
Exposition Auth. Dedicated
Tax Rev. Participating VRDN
Series RI 8, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Mundelein Ind. Dev. Rev.          5,200                                 5,200
(Print-O-Tape Proj.) Series
1997, 3.15%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

Palos Hills Multi-family Hsg.     2,900                                 2,900
Rev. (Green Oaks Proj.)
Series 1998, 3.01%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

Rockford Ind. Dev. Rev.           2,000                                 2,000
(Ringcan Corp. Proj.) Series
1998, 3.1%, LOC SunTrust
Bank, Nashville NA, VRDN (a)

Rolling Meadows Solid Waste       11,600                                11,600
Disp. Rev. (BFI Waste Sys.
of North America) Series 99,
2.89%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (a)(d)

Saint Charles Ind. Dev. Rev.      3,000                                 3,000
(Pier 1 Imports-Midwest,
Inc.  Proj.) Series 1986,
3.1%, LOC Bank One, Texas
NA, VRDN (a)(d)

Univ. of Illinois Rev.            2,705                                 2,705
Participating VRDN Series SG
65, 2.97% (Liquidity
Facility Societe Generale,
France) (a)(e)

Vernon Hills Ind. Dev. Rev.       5,475                                 5,475
(Accurate Transmission
Proj.) 3.15%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

West Chicago Ind. Dev. Auth.     $ 6,280                               $ 6,280
Ind. Dev. Rev. (Bison Gear &
Engineering Corp.) 3.1%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)(d)

Woodridge Dupage Will & Cook      1,070                                 1,070
County Ind. Dev. Rev.
(McDavid Knee Guard Proj.)
Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

                                                                        469,699

INDIANA - 2.5%

Burns Hbr. Ind. Dev. Rev. (J      7,600                                 7,600
& F Steel Corp. Proj.)
3.05%,  LOC Societe
Generale, France, VRDN (a)

Columbus Gen. Oblig.              4,450                                 4,450
(Rock-Tenn Co. Mill
Division) Series 1995, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Connersville Econ. Dev. Rev.      2,500                                 2,500
(Inland Southern Corp.
Proj.) Series 1997, 3.05%,
LOC Bank of America Nat'l.
Trust & Savings Assoc., VRDN
(a)(d)

Crawford County Econ. Dev.        3,800                                 3,800
Rev. (Jasper Engine Exchange
Proj.) Series 1997, 3.15%,
LOC PNC Bank, Kentucky, VRDN
(a)(d)

Elkhart County Econ. Dev.         1,850                                 1,850
Rev. (Burger Dairy Proj.)
3.2%,  LOC Old Kent Bank,
Michigan, VRDN (a)(d)

Fort Wayne Poll. Cont. Rev.       4,680                                 4,680
(Gen. Motors Corp. Proj.)
3.05%, VRDN (a)

Franklin Econ. Dev. Rev.          2,195                                 2,195
(Pedcor Invts. L.P.-Lakeview
II) 3.05%, LOC Fed. Home Ln.
Bank Indianapolis, VRDN
(a)(d)

Greenwood Econ. Dev. Rev.         4,000                                 4,000
(Endress & Hauser, Inc.)
Series A, 3.15%, LOC
Deutsche Bank AG, VRDN (a)(d)

Indiana Dev. Auth. Solid          17,100                                17,100
Waste Disp. Rev. Bonds (Pure
Air on The Lake Proj.)
Series 1990 A, 3% 4/8/99,
LOC Nat'l. Westminster Bank
PLC, CP mode (d)

Indiana Hsg. Fin. Auth.
Participating VRDN:

Series 1997 H, 3.1%               8,835                                 8,835
(Liquidity Facility First
Union Nat'l. Bank) (a)(d)(e)

Series PT 246, 2.97%              6,390                                 6,390
(Liquidity Facility Cr.
Suisse First Boston, Inc.)
(a)(d)(e)

Indianapolis Econ. Dev. Rev.      800                                   800
(US, LLC Proj.) Series 1996,
3.05%, LOC Bank One, Indiana
NA, VRDN (a)(d)

Indianapolis Gas Util. Sys.       6,300                                 6,300
Rev. 3% 4/6/99, CP

Kendallville Ind. Dev. Rev.       2,475                                 2,475
Rfdg. (Philip Morris Co.,
Inc.)  Series 1993, 3%, VRDN
(a)

Lawrence County Ind. Dev.         2,320                                 2,320
Rev. (D&M Tool Proj.) 3.12%,
 LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - CONTINUED

Logansport Ind. Dev. Rev.        $ 1,605                               $ 1,605
(Nelson Tube Co.) Series
1996, 3.12%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(a)(d)

Muncie Ind. Dev. Rev.             3,500                                 3,500
(Diamond Plastics Corp.)
Series 1996, 3.1%, LOC
NationsBank NA, VRDN (a)(d)

Petersburg Solid Waste Disp.
Rev. (Indianapolis Pwr. &
Lt. Co.):

Series 1995 C, 3%, VRDN (a)(d)    14,500                                14,500

3.05%, VRDN (a)(d)                3,000                                 3,000

Rockport Ind. Dev. Rev.           10,000                                10,000
(Akansas Steel Corp. Proj.)
Series 1998 A, 3.05%, LOC
PNC Bank NA, VRDN (a)(d)

Rockport Poll. Cont. Rev.         9,000                                 9,000
(Akansas Steel Corp. Proj.)
Series 1997 A, 3.05%, LOC
PNC Bank NA, VRDN (a)(d)

Saint Joseph County Econ.         2,100                                 2,100
Dev. Auth. Rev. (Pine Oak
Apts. Proj.) 3.05%, LOC Fed.
Home Ln. Bank Indianapolis,
VRDN (a)(d)

Scottsburg Ind. Dev. Rev.         3,000                                 3,000
(Multi-Color Corp. Proj.)
3.15%,  LOC PNC Bank NA,
VRDN (a)(d)

South Bend Cmnty. School          8,800                                 8,825
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop. Proj.):

Series 85 L5, 2.85% 4/13/99       3,055                                 3,055
(Nat'l. Rural Util. Coop.
Fin. Corp. Guaranteed), CP
mode

Series 895L 6:

3% 4/7/99 (Nat'l. Rural Util.     2,000                                 2,000
Coop. Fin. Corp.
Guaranteed), CP mode

3.15% 3/9/99 (Nat'l. Rural        1,000                                 1,000
Util. Coop. Fin. Corp.
Guaranteed), CP mode

Valparaiso Cmnty. Schools TAN     6,049                                 6,062
3.5% 12/31/99

                                                                        142,942

IOWA - 0.2%

Iowa Fin. Auth. Rev. (Wheaton     3,200                                 3,200
Franciscan Svcs.) Series
1998 B, 2.95% (MBIA Insured)
(Liquidity Facility Toronto
Dominion Bank), VRDN (a)

Iowa Fin. Auth. Small Bus.        6,000                                 6,000
Dev. Rev. (Corporate Ctr.
Proj.) 3.2% (Prin. Life Ins.
Co. Guaranteed), VRDN (a)

                                                                        9,200

KANSAS - 0.5%

Burlington Poll. Cont. Rev.       1,200                                 1,200
Bonds (Kansas Elec. Pwr.
Coop. Proj.) Series 1985 C2,
3.15% 3/9/99 (Nat'l. Rural
Util. Coop. Fin. Corp.
Guaranteed), CP mode

Coffeyville Ind. Dev. Rev.        1,800                                 1,800
(Dixon Ind., Inc. Proj.)
Series 1994, 3.1%, LOC
NationsBank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KANSAS - CONTINUED

Kansas City Util. Sys. Rfdg.     $ 14,840                              $ 14,840
& Impt. Participating VRDN
Series FR/RI 1, 3.1%
(Liquidity Facility Bank of
New York NA) (a)(e)

La Cygne Envir. Impt. Rev.        7,500                                 7,500
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1994, 3.05%,
VRDN (a)

Wichita Arpt. Facilities Rev.     2,345                                 2,345
(Cessna Citation) 3.15%, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (a)(d)

                                                                        27,685

KENTUCKY - 2.0%

Boone County Ind. Bldg. Rev.      1,390                                 1,390
(Hennegan Co. Proj.) 3.07%,
LOC Star Bank NA, VRDN (a)

Elizabethtown Ind. Bldg. Rev.     5,000                                 5,000
(Altec Proj.) Series 1997,
3.15%, LOC Wachovia Bank NA,
VRDN (a)(d)

Franklin County Ind. Bldg.        3,110                                 3,110
Rev. (Certified Tool &
Manufacturing) 3.05%, LOC
Bank One, Illinois NA, VRDN
(a)(d)

Jefferson County Ind. Bldg.
Rev.:

(Commercial Lithographics         2,400                                 2,400
Co.) 3.15%, LOC PNC Bank NA,
VRDN (a)(d)

(Wynn Starr Foods Proj.)          2,580                                 2,580
Series 1996, 3.05%, LOC Bank
One, Kentucky NA, VRDN (a)(d)

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec.):

Series 1992 A, 3% 4/8/99, CP      2,000                                 2,000
mode

Series 1996 A, 3% 4/7/99, CP      1,000                                 1,000
mode

Series 1997 A:

3% 4/7/99, CP mode (d)            5,000                                 5,000

3% 4/12/99, CP mode (d)           6,400                                 6,400

3.15% 3/9/99, CP mode (d)         4,500                                 4,500

Kentucky Asset/Liability          3,500                                 3,500
Commission Agcy. Fund Rev.
Bonds Series 1998 A, 2.7%
4/5/99, LOC Commerzbank AG,
CP mode

Kentucky Asset/Liability          19,700                                19,741
Commission Gen. Fund TRAN
Series B, 4% 6/25/99

Louisville & Jefferson County
Reg'l. Arpt. Auth. Sys. Rev.:

Series 1996 A, 3.1%, LOC          24,150                                24,150
Nat'l. City Bank, Kentucky,
VRDN (a)(d)

3.1%, LOC Nat'l. City Bank,       8,900                                 8,900
Kentucky, VRDN (a)(d)

Mason County Poll. Cont. Rev.     9,815                                 9,815
(East Kentucky Pwr. Coop.)
Series 84 B, 3% (Nat'l.
Rural Util. Coop. Fin. Corp.
Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KENTUCKY - CONTINUED

Perry County Solid Waste         $ 3,355                               $ 3,355
Disp. Rev. (TJ Int'l. Proj.)
Series 1998, 3.1%, LOC
Wachovia Bank NA, VRDN (a)(d)

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec.):

Series 1992 A, 2.85% 4/13/99,     7,600                                 7,600
CP mode

Series 1996 A, 3.15% 4/6/99,      5,300                                 5,300
CP mode

Walton Ind. Bldg. Rev.            1,845                                 1,845
(Clarion Manufacturing Corp.
of America) 3.12%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

                                                                        117,586

LOUISIANA - 1.7%

Caddo Parish Ind. Dev. Board      13,000                                13,000
Exempt Facilities Rev.
(Atlas Proj.) Series 1996 A,
3.05%, LOC Deutsche Bank AG,
VRDN (a)(d)

Calcasieu Parish Ind. Dev.
Board Envir. Rev. (Citgo
Petroleum Corp. Proj.):

Series 1994, 3.4%, LOC Banque     2,700                                 2,700
Nationale de Paris, VRDN
(a)(d)

3.4%, LOC ABN-AMRO Bank NV,       5,000                                 5,000
VRDN (a)(d)

Louisiana Pub. Facilities         7,400                                 7,400
Auth. Rev. Bonds (Sisters of
Charity Incarnate Word)
Series 1997 D, 2.85% 4/6/99
(BPA Toronto Dominion Bank),
CP mode

New Orleans Aviation Board        12,300                                12,300
Rev. Series 1997 A, 3.1%
(MBIA Insured) (Liquidity
Facility Cr. Swiss First
Boston, Inc.), VRDN (a)(d)

Saint James Parish Gen.           7,000                                 7,000
Oblig. (American Iron Prod.
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Saint James Parish Poll.          15,300                                15,300
Cont. Rev. Rfdg. Bonds
(Texaco Proj.) Series 1988
A, 3% 3/31/99, CP mode

South Louisiana Port              4,900                                 4,900
Commission Port Facilities
Rev. (Holnam, Inc. Proj.)
3%, LOC Wachovia Bank NA,
VRDN (a)(d)

West Baton Rouge Parish Ind.
District #3 Rev.:

Bonds (Dow Chemical Co.           4,800                                 4,800
Proj.) Series 1991, 2.95%
4/7/99, CP mode

(Dow Chemical Co. Proj.):

Series 1993, 3.4%, VRDN (a)(d)    16,800                                16,800

Series 1994 A, 3.4%, VRDN         3,700                                 3,700
(a)(d)

Series 1995, 3.4%, VRDN (a)(d)    8,300                                 8,300

                                                                        101,200

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MAINE - 0.4%

Eastport Ind. Dev. Rev.          $ 4,660                               $ 4,660
(Passamaquoddy Tribe Fibre
Extrusion Proj.) Series
1992, 2.9%, LOC Wachovia
Bank NA, VRDN (a)(d)

Maine Hsg. Auth.                  3,980                                 3,980
Participating VRDN Series
1997 V, 3.02% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(d)(e)

Maine Hsg. Auth. Multi-family     15,100                                15,100
Dev. Rev. (Park Village
Apts. Proj.) 3.1%, LOC Gen.
Elec. Cap. Corp., VRDN (a)(d)

                                                                        23,740

MARYLAND - 0.7%

Howard County Econ. Dev. Rev.     1,600                                 1,600
(Pace, Inc. Proj.) 3.05%,
LOC NationsBank NA, VRDN
(a)(d)

Maryland Cmnty. Dev.              650                                   650
Administration Participating
VRDN Series PT 36, 3.02%
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Maryland Econ. Dev. Auth.         3,800                                 3,800
Rev. (Grafco Ind. Ltd.)
Series 1996, 3.05%, LOC
NationsBank NA, VRDN (a)(d)

Maryland Gen. Oblig.              8,495                                 8,495
Participating VRDN Series
1998 33, 3.04% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Montgomery County Gen. Oblig.     3,300                                 3,300
Series 1995, 2.7% 4/5/99
(Liquidity Facility Union
Bank of Switzerland), CP

Montgomery County Hsg.            22,500                                22,500
Opportunity Commission Hsg.
Rev. Series 1997 I, 3.1%,
LOC Key Bank, NA, VRDN (a)(d)

                                                                        40,345

MASSACHUSETTS - 1.5%

Harvard Univ. Bonds Series 96     22,975                                22,975
Class A, 3.5%, tender 3/1/99
(Liquidity Facility
Citibank, New York NA)
(a)(e)(f)

Hingham Gen. Oblig. BAN 3.75%     14,600                                14,635
9/30/99

Massachusetts Gen. Oblig.         4,200                                 4,200
Rfdg. Participating VRDN
Series 35, 3.04% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Massachusetts Hsg. Fin. Auth.     26,385                                26,385
Participating VRDN Series
1998 B, 2.94% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MASSACHUSETTS - CONTINUED

Massachusetts Tpk. Auth.         $ 12,850                              $ 12,850
Participating VRDN Series
1997 N, 3.1% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Southeastern Massachusetts        6,000                                 6,010
Reg'l. Transit Auth. RAN
3.75% 9/17/99

                                                                        87,055

MICHIGAN - 1.5%

Bay City School District RAN      4,400                                 4,407
3.5% 8/25/99

Clinton Co. Econ Dev. Rev.        5,700                                 5,700
(Clinton Area Care Ctr.
Prj.)  3.02%, LOC Northern
Trust Co., Chicago, VRDN (a)

Kalamazoo City School             2,600                                 2,605
District RAN Series C, 3.75%
9/16/99, LOC First of
America Bank NA

Michigan Bldg. Auth. Rev.         15,600                                15,600
Series 2, 2.65% 3/10/99,
LOC Canadian Imperial Bank
of Commerce, CP

Michigan Hosp. Fin. Auth.         7,200                                 7,200
Rev. Participating VRDN
Series 1997 X, 3.05%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Michigan Muni. Bond Auth.         1,800                                 1,808
Rev. RAN Series 1998 D1,
4.25% 8/27/99

Michigan Strategic Fund Poll.
Cont. Rev. Bonds  (Dow
Chemical Co. Proj.):

Series 1986, 3.35% 3/5/99, CP     3,300                                 3,300
mode

Series 1988:

3% 4/7/99, CP mode (d)            2,000                                 2,000

3% 4/9/99, CP mode (d)            1,150                                 1,150

Michigan Strategic Fund Rev.:

(Bosal Ind. Proj.) Series         4,500                                 4,500
1998, 3.05%, LOC Bank of New
York NA, VRDN (a)(d)

(Majestic Ind., Inc.) 3.1%,       2,400                                 2,400
LOC Comerica Bank, Detroit,
VRDN (a)(d)

(Nat'l. Rubber Michigan,          2,100                                 2,100
Inc.) Series 1995, 2.95%,
LOC Nat'l. Bank of Canada,
VRDN (a)(d)

Michigan Strategic Fund Solid     1,400                                 1,400
Waste Disp. Rev. (Great
Lakes Recovery) 2.95%, LOC
NBD Bank NA, Detroit, VRDN
(a)(d)

Wayne Charter County Arpt.
Rev. Participating VRDN:

Series 108, 3.12% (Liquidity      4,245                                 4,245
Facility Morgan Stanley,
Dean Witter & Co.) (a)(d)(e)

Series 98 68, 3.12%               13,440                                13,440
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Wayne Charter County Arpt.
Rev. Participating VRDN: -
continued

Series PT 1061, 3.02%            $ 15,900                              $ 15,900
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Wayne-Westland Cmnty. Schools     2,080                                 2,080
Participating VRDN Series
67, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                        89,835

MINNESOTA - 0.7%

Anoka County Solid Waste          1,250                                 1,250
Disp. Rev. Bonds (United
Pwr. Assoc.) Series 1988 A,
2.7% 4/6/99 (Nat'l. Rural
Util. Coop. Fin. Corp.
Guaranteed), CP mode (d)

Becker Poll. Cont. Rev. Bonds     4,000                                 4,000
(Northern States Pwr. Co.
Sherburne County Gen. #3)
Series 1993 B, 3% 4/7/99,
CP mode

Hennepin County Gen. Oblig.       2,800                                 2,800
Rfdg. Series 1996 C, 3.15%,
VRDN (a)(d)

Minnesota Hsg. Fin. Agcy.         21,300                                21,300
Participating VRDN Series PT
114, 2.97% (Liquidity
Facility RaboBank Nederland
Coop. Central) (a)(e)

Red Wing Poll. Cont. Rev.         1,200                                 1,200
(Northern States Pwr. Co.)
3.05%, VRDN (a)

Rochester Health Care
Facilities Rev.:

Bonds (Mayo Foundation/ Mayo      2,000                                 2,000
Med. Ctr.) Series 1992 A, 3%
4/6/99, CP mode

(Mayo Foundation Proj.)           5,400                                 5,400
Series 1985 C, 3.15%  (BPA
RaboBank Nederland Coop.
Central), VRDN (a)

                                                                        37,950

MISSISSIPPI - 0.5%

DeSoto County Ind. Dev. Rev.      800                                   800
(Flavorite Labs. Proj.)
Series 1991 A, 3.2%, LOC
First Tennessee Bank NA
Memphis, VRDN (a)

Mississippi Bus. Fin. Corp.       2,000                                 2,000
Rev. (Calgon Carbon Corp.)
Series 1997, 3.15%, LOC PNC
Bank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MISSISSIPPI - CONTINUED

Mississippi Bus. Fin. Corp.      $ 20,200                              $ 20,200
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.)
Series 1998, 3.05%, LOC
Chase Manhattan Bank, VRDN
(a)

Mississippi Home Corp.            5,400                                 5,400
Multi-family Hsg. Rev.
(Colony Park Apts.) Series
1998 I, 3.15%, LOC Amsouth
Bank, Birmingham, VRDN (a)(d)

                                                                        28,400

MISSOURI - 0.7%

Independence Ind. Dev. Auth.      350                                   350
Ind. Rev. (Interlock Realty
Co. Proj.) 3.15%, LOC Star
Bank NA, VRDN (a)(d)

Lees Summit Ind. Dev. Rev.        5,700                                 5,700
(BHA Technical, Inc. Proj.)
Series 1998 A, 3.05%, LOC
NationsBank NA, VRDN (a)

Missouri Envir. Impt. &           2,500                                 2,500
Energy Resource Auth. Poll.
Cont.  Rev. Bonds (Union
Elec. Co.) Series 1985 A, 3%
4/8/99, LOC UBS AG, CP mode

Missouri Envir. Impt. &           3,200                                 3,200
Energy Resource Auth. Rev.
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1992, 2.9%,
VRDN (a)

Missouri Health & Edl.            8,535                                 8,535
Facilities Participating
VRDN Series PT 1094, 2.97%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Missouri Higher Ed. Ln. Auth.
Student Ln. Rev.:

Series 1988 A, 3.1%, LOC          8,200                                 8,200
Nat'l. Westminster Bank PLC,
VRDN (a)(d)

Series 1990 B, 3.1%, LOC          9,850                                 9,850
Nat'l. Westminster Bank PLC,
VRDN (a)(d)

Series 1991 B, 3.1% (MBIA         1,500                                 1,500
Insured) (BPA State Street
Bank & Trust Co.), VRDN
(a)(d)

Missouri Hsg. Dev. Commission     2,145                                 2,145
Participating VRDN 3.02%
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

                                                                        41,980

MONTANA - 0.0%

Montana Hsg. Board                1,765                                 1,765
Participating VRDN Series PT
87, 3.02% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

NEBRASKA - 0.3%

Nebhelp, Inc. Rev. Series C,      2,300                                 2,300
3.15%, LOC Student Ln.
Marketing Assoc., VRDN (a)

Nebraska Invt. Fin. Auth.         10,000                                10,000
Participating VRDN Series
1998 J, 3.07% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEBRASKA - CONTINUED

Nebraska Invt. Fin. Auth.        $ 3,920                               $ 3,920
Single Family Mtg. Rev.
Participating VRDN Series FR
RI A3, 3.15% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Nebraska Pub. Pwr. District       3,000                                 3,000
Rev. Series A, 2.95% 4/6/99,
CP

                                                                        19,220

NEVADA - 3.3%

Clark County Poll. Cont. Rev.
Bonds (Southern California
Edison) Series 1987 A:

3% 4/7/99, CP mode (d)            12,700                                12,700

3% 4/12/99, CP mode (d)           7,100                                 7,100

Clark County School District      5,500                                 5,500
Participating VRDN Series SG
62, 2.97% (Liquidity
Facility Societe Generale,
France) (a)(e)

Clark County Spl. Facilities      34,300                                34,300
Arpt. Sys. Rev. Series 1998
B, 3% (MBIA Insured), VRDN
(a)(d)

Las Vegas Valley Wtr.
District Series A:

2.8% 3/5/99, LOC Westdeutsche     13,700                                13,700
Landesbank  Girozentrale, CP

3.05% 3/11/99, LOC UBS AG,        4,000                                 4,000
LOC Westdeutsche Landesbank
Girozentrale, CP

3.4% 3/10/99, LOC UBS AG, LOC     16,800                                16,800
Westdeutsche Landesbank
Girozentrale, CP

Nevada Gen. Oblig.
Participating VRDN:

Series FRRI 36, 3.1%              4,175                                 4,175
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SGB 97 31, 3.07%           19,600                                19,600
(Liquidity Facility Societe
Generale, France) (a)(e)

2.97% (Liquidity Facility         18,160                                18,160
Societe Generale, France)
(a)(e)

Nevada Hsg. Division:

Bonds (Single Family Hsg.)        6,075                                 6,075
Series 2, 3.4% 3/31/99
(FGIC Guaranteed) (d)

(Oakmont at Flamingo Rd.          9,500                                 9,500
Proj.) Series 1996 A, 3.1%,
LOC UBS AG, VRDN (a)(d)

(Oakmont at Fort Apache Rd.       4,800                                 4,800
Proj.) Series 1996 A, 3.1%,
LOC UBS AG, VRDN (a)(d)

(Pecos Owens Court Apt.           11,500                                11,500
Proj.) Series 1996, 3.1%,
LOC Commerzbank AG, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEVADA - CONTINUED

Nevada Muni. Bonds Series        $ 21,230                              $ 21,230
962801 Class A, 3.5%, tender
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

Washoe County Wtr. Facilities     3,900                                 3,900
Rev. (Sierra Pacific Pwr.
Co.) Series 1990, 3.35%, LOC
UBS AG, VRDN (a)(d)

                                                                        193,040

NEW HAMPSHIRE - 2.0%

Nashua Gen. Oblig. BAN 3.25%      6,150                                 6,151
3/18/99

New Hampshire Bus. Fin. Auth.
Poll. Cont. Rev. Bonds  (New
England Pwr. Co. Proj.):

Series 1990 A:

3.45% 5/4/99, CP mode (d)         30,500                                30,500

3.45% 5/28/99, CP mode (d)        9,700                                 9,700

Series 1990 B, 2.95% 4/5/99,      8,200                                 8,200
CP mode

New Hampshire Hsg. Fin. Auth.
Participating VRDN:

Series 1997 B, 3.1%               6,600                                 6,600
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(d)(e)

Series PA 351, 3.02%              6,685                                 6,685
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

New Hampshire Hsg. Fin. Auth.
Multi-family Hsg. Rev.:

(Fairways Proj.) 3%, LOC Gen.     29,300                                29,300
Elec. Cap. Corp., VRDN (a)(d)

Rfdg. (Nashua-Oxford Proj.)       16,900                                16,900
Series 1990, 3.05%
(Continental Casualty Co.
Guaranteed), VRDN (a)

New Hampshire Hsg. Fin. Auth.     2,400                                 2,400
Multi-family Rev.
(Countryside Ltd.
Partnership) 3%, LOC Gen.
Elec. Cap. Corp., VRDN (a)(d)

                                                                        116,436

NEW JERSEY - 0.9%

Middlesex County Gen. Oblig.      37,300                                37,414
BAN 3.25% 1/24/00

New Jersey Gen. Oblig. 2.8%       9,300                                 9,300
4/1/99 (Liquidity Facility
Bank of Nova Scotia)
(Liquidity Facility
Commerzbank AG), CP

New Jersey Higher Ed. Auth.       5,000                                 5,000
Participating VRDN Series MS
98 18, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                        51,714

NEW MEXICO - 0.5%

Albuquerque Ind. Dev. Rev.        180                                   180
(Plastech Corp.) Series 1994
A, 3.25%, LOC US Bank NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW MEXICO - CONTINUED

Bernalillo County Gross          $ 8,360                               $ 8,360
Receipt Tax Rev.
Participating VRDN Series
SGB 22, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

Dona Ana County Ind. Dev.         2,850                                 2,850
Rev. (Karr Tool &
Manufacturing Proj.) Series
1996, 3.1%, LOC Firstar
Bank, Milwaukee NA, VRDN
(a)(d)

New Mexico Edl. Assistance        1,760                                 1,760
Participating VRDN  Series
PT 67, 3.02% (Liquidity
Facility Cr. Suisse First
Boston, Inc.) (a)(d)(e)

New Mexico Gen. Oblig. TRAN       4,000                                 4,011
4.25% 6/30/99

New Mexico Mtg. Fin. Auth.
Participating VRDN:

Series PA 118, 3.07%              4,200                                 4,200
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 225, 3.01%              10,280                                10,280
(Liquidity Facility Nat'l.
Westminster Bank PLC)
(a)(d)(e)

                                                                        31,641

NEW YORK - 3.8%

Long Island Pwr. Auth.:

Participating VRDN:

Series 1998 10, 3.02%             4,540                                 4,540
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 1998 A, 3.01%              8,710                                 8,710
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 420, 3.01%              9,200                                 9,200
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1043, 3.01%             7,400                                 7,400
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Elec. Sys. Rev. Bonds Series      3,000                                 3,000
3, 2.65% 3/30/99, LOC
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Metropolitan Trans. Auth.         8,000                                 8,000
Commuter Facilities Rev.
Participating VRDN Series PT
126, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Nassau County Gen. Oblig. BAN     27,000                                27,049
Series 1999 A, 3.5% 8/17/99

New York City Gen. Oblig.:

Bonds Series 1996 J3, 2.65%       2,000                                 2,000
3/5/99, LOC Morgan Guaranty
Trust Co., NY, CP mode

Participating VRDN:

Series PT 1027, 3.01%             24,695                                24,695
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series PT 1042, 3.01%            $ 14,700                              $ 14,700
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

New York City Muni. Wtr. Fin.
Auth.:

Participating VRDN Series SGB     5,000                                 5,000
26, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

Series 1, 2.7% 4/8/99, LOC        8,800                                 8,800
Commerzbank AG,  LOC Toronto
Dominion Bank, CP

Series 5 B, 2.95% 4/13/99,        7,500                                 7,500
LOC Westdeutsche  Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

New York Metro. Trans. Auth.      8,900                                 8,900
Bonds Series 983204, 3.5%,
tender 9/1/99 (e)(f)

New York State Dorm. Auth.
Rev. Participating VRDN:

Series 1998, 3.02% (Liquidity     5,800                                 5,800
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series PT 1067, 2.97%             8,285                                 8,285
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

New York State Energy             5,400                                 5,400
Research & Dev. Auth.
Participating VRDN Series
FR/RI 9, 3.05% (Liquidity
Facility Bank of New York
NA) (a)(e)

New York State Envir.             9,800                                 9,800
Facilities Corp.
Participating VRDN Series PT
1075, 2.97% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

New York State Hsg. Fin.          2,745                                 2,745
Agcy. Participating VRDN
Series PT 107, 2.97%
(Liquidity Facility Banco
Santander SA) (a)(e)

New York State Local Govt.
Assistance Corp.
Participating VRDN:

Series PT 1040, 2.97%             22,000                                22,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SG 99, 2.97%               10,000                                10,000
(Liquidity Facility Societe
Generale, France) (a)(e)

New York State Mtg. Agcy.
Participating VRDN:

Series 1997 J, 3.05%              12,000                                12,000
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(d)(e)

Series FR/RI 24, 3.15%            2,600                                 2,600
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

New York State Thruway Auth.      5,100                                 5,100
Participating VRDN Series MS
23, 3.02% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                        223,224

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK & NEW JERSEY - 0.6%

Port Auth. New York & New
Jersey Participating VRDN:

Series 6, 3.02% (Liquidity       $ 17,120                              $ 17,120
Facility Societe Generale,
France) (a)(d)(e)

Series PT 1106, 3.01%             4,945                                 4,945
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series SG 117, 3.02%              12,800                                12,800
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

                                                                        34,865

NORTH CAROLINA - 1.0%

Buncombe County Ind.              2,910                                 2,910
Facilities & Poll. Cont.
Fin. Auth. Rev. (Gold Star
Coating) Series 1997, 3.1%,
LOC Comerica Bank, Detroit,
VRDN (a)(d)

Catawba County Ind.               5,000                                 5,000
Facilities & Poll. Cont.
Fin. Auth. (Kroehler
Furniture Proj.) Series
1998, 3.1%, LOC Nat'l. City
Bank, VRDN (a)(d)

Charlotte Arpt. Rev. Series       8,650                                 8,650
A, 3.05% (MBIA Insured)
(Liquidity Facility Chase
Manhattan Bank), VRDN (a)(d)

Henderson County Ind.             4,050                                 4,050
Facilities & Poll. Cont.
Fin. Auth. Rev. (American
Coating Technologies) 3.05%,
LOC NationsBank NA, VRDN
(a)(d)

North Carolina Eastern Muni.      3,800                                 3,800
Pwr. Agcy. 3% 4/8/99,  LOC
Canadian Imperial Bank of
Commerce, CP

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.
Bonds:

2.7% 4/8/99, LOC Morgan           7,025                                 7,025
Guaranty Trust Co., NY,  LOC
UBS AG, CP mode

3.15% 3/10/99, LOC Morgan         5,000                                 5,000
Guaranty Trust Co., NY,  LOC
UBS AG, CP mode

North Carolina Med. Care          13,900                                13,900
Commission Hosp. Rev. (Moses
H. Cone Mem. Hosp. Proj.) 3%
(BPA Wachovia Bank NA), VRDN
(a)

Robeson County Ind.               8,500                                 8,500
Facilities & Poll. Cont.
Fing. Auth. Ind. Rev. (Culp,
Inc. Proj.) 3%, LOC Wachovia
Bank NA, VRDN (a)(d)

Surry County Ind. Facilities      1,000                                 1,000
& Poll. Cont. Rev. (Intex
Corp.) 3.05%, LOC
NationsBank NA, VRDN (a)(d)

                                                                        59,835

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NORTH DAKOTA - 0.1%

Oliver County Poll. Cont.        $ 6,500                               $ 6,500
Rev. Participating VRDN
Series MSDW 1998 12, 3.07%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

OHIO - 2.9%

American Muni. Pwr. Auth. BAN     4,525                                 4,525
(Cleveland Pub. Pwr. Proj.)
Series 1998, 3.85% 9/3/99

Cincinnati Student Ln. Fdg.
Corp. Student Ln. Rev.:

Series 1998 A1, 3.05% (BPA        6,000                                 6,000
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN
(a)(d)

Series 1998 A2, 3.05% (BPA        8,500                                 8,500
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN
(a)(d)

Cleveland Wtrwks. Rev.            2,300                                 2,300
Participating VRDN Series
58, 3.02% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Clinton County Hosp. Rev.         14,580                                14,580
(Cap., Inc. Pooled Fing.
Prog.)  Series 1998, 3%, LOC
Fifth Third Bank,
Cincinnati, VRDN (a)

Delaware County Heallth Care      6,600                                 6,600
Facilities 3.02%,  LOC
Huntington Nat'l. Bank,
Columbus, VRDN (a)

Geauga County Health Care         10,770                                10,770
Facilities Rev. (Heather
Hill Lifecare) 3.02%, LOC
Bank One, NA, VRDN (a)

Greene County Gen. Oblig. BAN     3,500                                 3,500
(Juvenile Justice Ctr.)
3.75% 3/2/99

Hamilton County Participating     11,450                                11,450
VRDN Series 15, 3.04%
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Montgomery County                 3,800                                 3,800
Multi-family Hsg. Dev. Rev.
(Timber Creek Village Apts.)
Series 1998, 3.07%, LOC Key
Bank, NA, VRDN (a)(d)

Ohio Air Quality Dev. Auth.       4,000                                 4,000
Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.)
3.25% 3/4/99, LOC Toronto
Dominion Bank, CP mode (d)

Ohio Higher Edl. Facilities       16,355                                16,355
Rev. (Pooled Fing. Prog.)
3%,  LOC Fifth Third Bank,
Cincinnati, VRDN (a)

Ohio Hsg. Fin. Agcy.
Participating VRDN:

Series 1998 B, 3.07%              20,300                                20,300
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series PT 241, 3.01%              26,000                                26,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Club at Spring Valley Apts.)     5,000                                 5,000
Series 1996 A, 3%,  LOC Key
Bank, NA, VRDN (a)(d)

(Pedcor Invt. Willowlakes         1,475                                 1,475
Apt.) Series A, 3.05%,  LOC
Bank One, NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy. Single      $ 2,800                               $ 2,800
Family Mtg. Rev.
Participating VRDN Series
14, 3% (Liquidity Facility
Bank of New York NA)
(a)(d)(e)

Ohio Spl. Oblig. Elementary &     5,500                                 5,559
Secondary Ed. Facilities
Bonds Series B, 4.55% 12/1/99

Ohio Wtr. Dev. Auth. Poll.        9,350                                 9,350
Cont. Facilities Rev. Bonds
(Duquesne Lt. Co. Proj.)
3.25% 3/4/99, LOC Toronto
Dominion Bank, CP mode (d)

Richland County Ind. Dev.         1,100                                 1,100
Rev. (Sabin Robbins Paper
Co.) Series 1997, 3.05%, LOC
Fifth Third Bank,
Cincinnati, VRDN (a)

Stark County Ind. Dev. Rev.:

(H-P Products, Inc. Proj.)        2,300                                 2,300
3.05%, LOC Key Bank, NA,
VRDN (a)(d)

(Kidd Dev. Proj.) 3.05%, LOC      1,500                                 1,500
Bank One, NA,  VRDN (a)(d)

                                                                        167,764

OKLAHOMA - 0.9%

Guymon Util. Auth. Rev.           3,300                                 3,300
(Seaboard Proj.) Series
1995, 3.1%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

Oklahoma City Ind. & Cultural     5,000                                 5,000
Facilities Bonds  (SSM
Healthcare) Series 1998 B,
2.85% 4/6/99  (MBIA
Insured), CP mode

Oklahoma Hsg. Fin. Auth.:

Participating VRDN:

Series 1996 G, 3.02%              2,000                                 2,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Series PT 104, 3.02%              3,570                                 3,570
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 167, 3.02%              5,000                                 5,000
(Liquidity Facility Banque
Nationale de Paris) (a)(d)(e)

Single Family Mtg. Rev. Bonds     6,645                                 6,645
(Home Ownership  Ln. Prog.)
Series 1998 C, 3.55%, tender
9/1/99  (FGIC Guaranteed) (d)

Oklahoma Student Ln. Auth.
Rev.:

Series 1997 A, 3.05% (MBIA        17,900                                17,900
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(d)

Series 1998 A, 3.05% (MBIA        5,200                                 5,200
Insured) (BPA Landesbank
Hessen-Thuringen), VRDN
(a)(d)

Tulsa Int'l. Arpt.                4,100                                 4,100
Participating VRDN Series
1997 B1, 3.12% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(d)(e)

                                                                        52,715

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OREGON - 0.4%

Oregon Board of Higher Ed.       $ 10,000                              $ 10,000
Participating VRDN Series
SGA 29, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

Oregon Econ. Dev. Rev.:

(Behlen Manufacturing Co.         3,600                                 3,600
Proj.) Series 172, 3.2%, LOC
Nat'l. Bank of Canada, VRDN
(a)(d)

(Cascade Steel Rolling Mills)     2,300                                 2,300
Series 176, 2.95%, LOC
Commerzbank AG, VRDN (a)(d)

Oregon Hsg. & Cmnty. Svcs.
Dept. Single Family Mtg.
Rev. Bonds:

Series F, 3.65% 8/31/99 (d)       3,800                                 3,800

Series I, 3.15%, tender           4,500                                 4,500
12/1/99 (d)

                                                                        24,200

PENNSYLVANIA - 6.3%

Beaver County Ind. Dev. Auth.     19,800                                19,800
Participating VRDN Series
953504, 3.02% (Liquidity
Facility Citibank, New York
NA) (a)(e)

Beaver County Ind. Dev. Auth.     6,200                                 6,200
Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.)
Series 1990 C, 2.85%
4/15/99, LOC Barclays Bank
PLC, CP mode

Berks County Ind. Dev. Auth.      2,800                                 2,800
Ind. Dev. Rev. (Continental
Assurance Co. Proj.) Series
82, 2.9% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Cambria County Ind. Dev.
Auth. (Cambria Cogen Co.
Proj.):

Sereies 1998 A1, 3.05%, LOC       9,300                                 9,300
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

Series 1998 A2, 3.05%, LOC        8,195                                 8,195
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 A:

3% 4/8/99, LOC Nat'l.             4,445                                 4,445
Westminster Bank PLC,  CP
mode (d)

3% 4/12/99, LOC Nat'l.            1,800                                 1,800
Westminster Bank PLC,  CP
mode (d)

Series 1990 B, 3% 4/9/99, LOC     3,350                                 3,350
Nat'l. Westminster Bank PLC,
CP mode (d)

Series 1992 A, 3.15% 3/9/99,      2,900                                 2,900
LOC Nat'l. Westminster Bank
PLC, CP mode (d)

Crawford County Ind. Dev.         4,000                                 4,000
Auth. Rev. (Clear Lake
Lumber, Inc. Proj.) Series
1997, 3.15%, LOC PNC Bank
NA, VRDN (a)

Dallastown Area School            4,300                                 4,300
District York County Series
1998, 3% (FGIC Insured) (BPA
FGIC-SPI), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Dauphin County Gen. Auth.        $ 14,400                              $ 14,400
Rev. (School District Pooled
Fing. Prog.) 3.1% (AMBAC
Insured) (BPA Commerzbank
AG), VRDN (a)

Lycoming County Ind. Dev.         4,800                                 4,800
Auth. (Coastal Aluminum
Rolling Mills) Series 1995,
2.95%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)(d)

North Lebanon Township Muni.      2,045                                 2,045
Auth. (Grace Cmnty., Inc.
Proj.) Series 1992 B, 2.95%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN (a)

North Pennsylvania Wtr. Auth.     5,500                                 5,500
Wtr. Rev. Participating VRDN
Series SGA 30, 3.12%
(Liquidity Facility Societe
Generale, France) (a)(e)

Northampton County Ind. Dev.      1,900                                 1,900
Auth. Rev. (Binney & Smith,
Inc. Proj.) Series 1997 A,
3.05%, LOC First Nat'l. Bank
of Chicago, VRDN (a)(d)

Northumberland County Ind.
Dev. Auth. Rev. (Foster
Wheeler Mount Carmel, Inc.):

Series 1987 A, 3%, LOC UBS        6,565                                 6,565
AG, VRDN (a)(d)

Series 1987 B, 3%, LOC UBS        1,450                                 1,450
AG, VRDN (a)(d)

Pennsylvania Econ. Dev. Fing.
Auth. Econ. Dev. Rev.:

(Alpha Carb Enterprises)          1,200                                 1,200
Series 1995 D1, 3.15%, LOC
PNC Bank NA, VRDN (a)(d)

Series 1995 A6, 3.15%, LOC        1,700                                 1,700
PNC Bank NA, VRDN (a)(d)

Series 1996 D5, 3.15%, LOC        2,900                                 2,900
PNC Bank NA, VRDN (a)(d)

Series 1997 B1, 3.15%, LOC        1,700                                 1,700
PNC Bank NA, VRDN (a)(d)

Series 1997 B6, 3.15%, LOC        1,100                                 1,100
PNC Bank NA, VRDN (a)(d)

Series 1997 B7, 3.15%, LOC        1,000                                 1,000
PNC Bank NA, VRDN (a)(d)

Series 1997 B8, 3.15%, LOC        1,200                                 1,200
PNC Bank NA, VRDN (a)(d)

Series 1997 B9, 3.15%, LOC        1,300                                 1,300
PNC Bank NA, VRDN (a)(d)

Pennsylvania Gen. Oblig.          3,175                                 3,218
Series 2, 5% 11/15/99
(AMBAC Insured)

Pennsylvania Higher Ed. Ln.
Assistance Agcy. Student Ln.
Rev.:

Series 1988 A, 3.1%, LOC          19,700                                19,700
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1988 B, 3.1%, LOC          24,600                                24,600
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1988 E, 3.1%, LOC          31,450                                31,450
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1994 A, 3.1%, LOC          80,350                                80,350
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1997 A, 3.1%, LOC          8,700                                 8,700
Student Ln. Marketing
Assoc., VRDN (a)(d)

3.1%, LOC Student Ln.             19,500                                19,500
Marketing Assoc., VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Pennsylvania Higher Edl.         $ 2,900                               $ 2,900
Facilities Auth. Council of
Independent Colleges & Univ.
Fin. Prog. Rev. Bonds
(Carlow College) Series 1997
B2, 2.95%, tender 11/1/99,
LOC PNC Bank NA

Pennsylvania Hsg. Fin. Agcy.      2,900                                 2,900
Single Family Mtg. Rev.
Participating VRDN Series PT
119B, 2.94% (Liquidity
Facility Cr. Suisse First
Boston, Inc.) (a)(e)

Philadelphia Arpt. Rev.           5,000                                 5,000
Participating VRDN Series SG
118, 2.94% (Liquidity
Facility Societe Generale,
France) (a)(d)(e)

Philadelphia Gas Works Rev.       4,070                                 4,070
Participating VRDN Series
1998 104, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Philadelphia Ind. Dev. Arpt.      4,930                                 4,930
Rev. Participating VRDN
Series PT 221, 2.94%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Philadelphia Ind. Dev. Rev.       5,900                                 5,900
(30th Street Station Proj.)
2.85% (MBIA Insured)
(Liquidity Facility Canadian
Imperial Bank of Commerce),
VRDN (a)(d)

Philadelphia Redev. Auth.         12,500                                12,500
Rev. (Southwork Plaza Proj.)
 Series 1997 A, 3.05%, LOC
PNC Bank NA, VRDN (a)(d)

Philadelphia School District      5,000                                 5,000
Participating VRDN Series PT
1134, 2.89% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 B:

3% 4/6/99, LOC Nat'l.             2,700                                 2,700
Westminster Bank PLC,  CP
mode (d)

3.25% 3/4/99, LOC Nat'l.          1,100                                 1,100
Westminster Bank PLC,  CP
mode (d)

Series 1993, 3% 4/9/99, LOC       2,100                                 2,100
Nat'l. Westminster Bank PLC,
CP mode (d)

Westmoreland County Ind. Dev.     3,300                                 3,300
Auth. Rev. (Nat'l. Waste &
Energy Corp.) Series 1993,
3.05%, LOC Fleet Bank NA,
VRDN (a)(d)

York Gen. Auth. Pooled Fing.      9,300                                 9,300
Rev. Series 1996, 2.95%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN (a)

                                                                        365,068

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

RHODE ISLAND - 0.3%

Rhode Island Hsg. & Mtg. Fin.
Corp. Participating VRDN:

Series 1997 R, 3.02%             $ 6,260                               $ 6,260
(Liquidity Facility Caisse
des Depots  et
Consignations) (a)(d)(e)

Series FR/RI 30, 3.2%             8,075                                 8,075
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Rhode Island Ind. Facilities      1,900                                 1,900
Corp. Ind. Dev. Rev. (NFA
Corp. Proj.) 3.1%, LOC
BankBoston NA, VRDN (a)(d)

Rhode Island Student Ln.          1,500                                 1,500
Auth. Student Ln. Rev.
(Student Ln. Prog.) Series
1995 1, 3.1%, LOC Nat'l.
Westminster Bank PLC, VRDN
(a)(d)

                                                                        17,735

SOUTH CAROLINA - 1.5%

Kershaw County Ind. Dev. Rev.     5,500                                 5,500
Rfdg. (New South Proj.)
Series 1992, 3%, LOC
NationsBank NA, VRDN (a)

Lancaster County Ind. Dev.        2,500                                 2,500
Rev. (Synteen Technologies,
Inc. Proj.) Series 1997,
3.1%, LOC NationsBank NA,
VRDN (a)(d)

Orangeburg County Solid Waste     6,400                                 6,400
Disp. Facilities Rev.
Participating VRDN Series
1997 B, 3.1% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(d)(e)

South Carolina Hsg. Fin. &        6,700                                 6,700
Dev. Auth. Mtg. Rev. Bonds
Series 1997 B, 3.7%, tender
7/1/99 (Nat'l. Westminster
Bank PLC Guaranteed) (d)

South Carolina Jobs Econ.         6,600                                 6,600
Dev. Auth. Healthcare
Facilities  Rev. (The
Methodist Home Proj.) Series
1994, 3%,  LOC NationsBank
NA, VRDN (a)

South Carolina Jobs Econ.
Dev. Auth. Rev.:

(Chambers Richland Co.            7,000                                 7,000
Landfill) Series 1997, 3.1%,
 LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

(Mohawk Ind., Inc.):

Series 1997 B, 3.15%, LOC         1,800                                 1,800
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

3.15%, LOC First Union Nat'l.     5,400                                 5,400
Bank of North Carolina, VRDN
(a)(d)

(TMC, Inc. Proj.) 3.12%, LOC      6,000                                 6,000
Southtrust Bank Alabama, LOC
Southtrust Bank NA, VRDN
(a)(d)

(Virtual Image Technology)        2,000                                 2,000
Series 1998, 3.1%,  LOC
NationsBank NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Pub. Svcs.
Auth. Rev.:

2.7% 3/16/99, CP                 $ 15,000                              $ 15,000

2.95% 4/6/99, CP                  9,500                                 9,500

South Carolina Trans.
Infrastructure:

Bonds Series 1998 A, 4%           5,100                                 5,128
10/1/99 (MBIA Insured)

Participating VRDN Series         9,980                                 9,980
1998-75 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                        89,508

SOUTH DAKOTA - 0.5%

South Dakota Hsg. Dev. Auth.:

Participating VRDN:

Series PA 119, 3.02%              740                                   740
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 85, 3.02%               1,580                                 1,580
(Liquidity Facility RaboBank
Nederland Coop. Central)
(a)(d)(e)

Home Ownership Mtg.:

Bonds Series 1998 C, 3.75%,       6,200                                 6,200
tender 8/5/99 (d)

Bonds Series 1998 I, 3.2%         12,300                                12,300
12/2/99 (d)

Series 1997 E, 3.2%, VRDN         7,495                                 7,495
(a)(d)

                                                                        28,315

TENNESSEE - 2.4%

Chattanooga Ind. Dev. Board
Ind. Rev.:

(Burner Systems Int'l., Inc.)     2,000                                 2,000
3.05%, LOC NationsBank NA,
VRDN (a)(d)

(Chattanooga Bakery, Inc.)        3,400                                 3,400
3.1%, LOC SunTrust Bank,
Nashville NA, VRDN (a)(d)

Cookeville Ind. Dev. Board        300                                   300
Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) Series
1989 A, 3.15%, LOC PNC Bank
NA, VRDN (a)(d)

Cumberland County Ind. Dev.       1,300                                 1,300
Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.15%,
LOC PNC Bank NA, VRDN (a)(d)

Dickson County Ind. Dev.          2,300                                 2,300
Board Ind. Dev. Rev.
(Tennessee Bun Co.) Series
1996, 3.15%,  LOC PNC Bank
NA, VRDN (a)(d)

Fayetteville & Lincoln County     1,000                                 1,000
Ind. Dev. Rev. (V.A. W. of
America, Inc.) Series 1997,
3.1%, LOC NationsBank NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE -CONTINUED

Jackson Ind. Dev. Board Solid    $ 3,000                               $ 3,000
Waste Disp. Rev. (Florida
Steel Corp. Proj.) Series
1995, 3.05%, LOC NationsBank
NA, VRDN (a)(d)

Knox County Ind. Dev. Board       1,900                                 1,900
Ind. Dev. Rev. (Southern
Foundry Supply, Inc. Proj.)
3.1%, LOC SunTrust Bank,
Nashville NA, VRDN (a)(d)

Memphis Ctr. City Rev. Fin.       5,500                                 5,500
Multi-family Hsg. Rev.
(Arbors of Hbr. Town Proj.)
Series 1990, 2.8%
(Northwestern Mutual Life
Ins. Guaranteed), VRDN (a)

Memphis Gen. Impt.                3,700                                 3,700
Participating VRDN Series
SGB 23, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

Memphis-Shelby County Arpt.
Auth. Arpt. Rev.:

Series 1996 A, 3.05%, VRDN        900                                   900
(a)(d)

Series 1996 B 2, 3.05%, VRDN      6,000                                 6,000
(a)(d)

Series 1996 B1, 3.05%, LOC        27,700                                27,700
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

Series 1996 B3, 3.05%, LOC        7,400                                 7,400
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

Series 1996 B4, 3.05%, LOC        24,000                                24,000
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

Memphis-Shelby County Ind.        4,300                                 4,300
Poll. Cont. Rev.
(Birmingham Steel) Series
1996, 3.15%, LOC PNC Bank
NA, VRDN (a)(d)

Metro. Gov't. Nashville &         4,100                                 4,100
Davidson County
Participating VRDN Series
SGA 11, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

Oak Ridge Ind. Dev. Board         1,800                                 1,800
Rev. (Solid Waste Facilities
M4 Envir. LP) Series 1996,
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Savannah Ind. Dev. Corp. Ind.     2,500                                 2,500
Dev. Rev. (Shiloh Foods
Proj.) 3.05%, LOC
Nationsbank of Tennessee NA,
VRDN (a)(d)

Selmer McNairy County Ind.        5,000                                 5,000
Dev. Board Rev. (United
Stainless Proj.) 3%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)(d)

Shelby County:

Participating VRDN Series         14,125                                14,125
964201 Class A, 3.02%
(Liquidity Facility
Citibank, New York NA) (a)(e)

Gen. Oblig. 3% 4/7/99, CP         3,000                                 3,000

3% 4/7/99 (Liquidity Facility     2,000                                 2,000
Landesbank
Hessen-Thuringen), CP

South Pittsburg Ind. Dev.         1,800                                 1,800
Board Rev. (Lodge
Manufacturing Proj.) 3.1%,
LOC SunTrust Bank, Nashville
NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Sullivan County Ind. Dev.        $ 2,900                               $ 2,900
Board Rev. Rfdg. (BC Realty
Proj.) Series 1995, 3.2%,
LOC First Tennessee Bank NA
Memphis, VRDN (a)

Tennessee Hsg. Dev. Agcy.         1,000                                 1,000
Participating VRDN Series PT
59B, 3.02% (Liquidity
Facility Cr. Suisse First
Boston, Inc.) (a)(d)(e)

Tusculum Health Ed. & Hsg.        2,000                                 2,000
Facilities Rev. (Tusculum
College Proj.) Series 1998,
3%, LOC SunTrust Bank,
Nashville NA, VRDN (a)

Williamson County Ind. Dev.       2,200                                 2,200
Board Rev. (Telco, Inc.)
Series 1996, 3.1%, LOC
Nationsbank of Tennessee NA,
VRDN (a)(d)

                                                                        137,125

TEXAS - 17.5%

Austin Hsg. Fin. Corp.            1,600                                 1,600
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.2%, LOC Household
Fin. Corp., VRDN (a)

Austin Independent School         14,700                                14,700
District Variable Rate TRAN
3.536% 8/31/99 (a)(f)

Austin Util. Sys. Rev. Series
A:

2.7% 4/5/99, LOC Morgan           3,475                                 3,475
Guaranty Trust Co., NY, CP

3.35% 3/5/99, LOC Morgan          4,425                                 4,425
Guaranty Trust Co., NY, CP

Bexar County Health               1,700                                 1,700
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 3%, LOC
Chase Bank of Texas NA, VRDN
(a)

Brazos Hbr. Ind. Dev. Dev.        1,460                                 1,460
Corp. Poll. Cont. Rev. Bonds
(Dow Chemical Co. Proj.)
Series 1996, 3% 4/12/99, CP
mode

Brazos River Auth. Poll.
Cont. Rev.:

Bonds (Texas Util. Elec. Co.
Proj.) Series 1994 A:

3% 4/9/99, LOC Canadian           10,970                                10,970
Imperial Bank of Commerce,
CP mode (d)

3% 4/12/99, LOC Canadian          6,000                                 6,000
Imperial Bank of Commerce,
CP mode (d)

(Texas Util. Elec. Co. Proj.)     2,100                                 2,100
Series 1997 B, 3.3% (MBIA
Insured) (BPA Bank of New
York NA), VRDN (a)(d)

Rfdg.:

(Texas Util. Elec. Co. Proj.)     11,600                                11,600
3.05% (MBIA Insured)
(Liquidity Facility Bank of
New York NA), VRDN (a)(d)

Bonds (Texas Util. Elec. Co.
Proj.) Series 1994 A:

2.7% 3/16/99, LOC Canadian        6,800                                 6,800
Imperial Bank of Commerce,
CP mode (d)

3.4% 3/5/99, LOC Canadian         1,000                                 1,000
Imperial Bank of Commerce,
CP mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Brazos River Hbr. Navigation
District Bonds (Dow Chemical
Co. Proj.):

Series 1988:

2.7% 3/16/99, CP mode (d)        $ 18,000                              $ 18,000

3% 4/7/99, CP mode (d)            5,000                                 5,000

3% 4/9/99, CP mode (d)            8,970                                 8,970

3.4% 3/5/99, CP mode (d)          2,200                                 2,200

Series 1990:

2.85% 4/8/99, CP mode             3,000                                 3,000

3% 4/6/99, CP mode                3,450                                 3,450

Brazos River Hbr. Navigation      1,000                                 1,000
District Brazoria County
Rev.  (Dow Chemical Co.
Proj.) Series 1998, 3.4%,
VRDN (a)(d)

Brazos River Hbr. Navigation
District Rev.:

Bonds:

(Dow Chemical Co. Proj.):

Series 1991:

2.95% 4/6/99, CP mode             11,000                                11,000

3% 4/8/99, CP mode                8,200                                 8,200

Series 1992:

3% 4/7/99, CP mode (d)            8,000                                 8,000

3% 4/9/99, CP mode (d)            4,400                                 4,400

Series 1992, 2.7% 3/16/99, CP     24,010                                24,010
mode (d)

(Dow Chemical Co. Proj.):

Series 1992 A, 3.4%, VRDN         2,000                                 2,000
(a)(d)

Series 1997, 3.4%, VRDN (a)(d)    7,100                                 7,100

Brownsville Ind. Dev. Corp.       1,500                                 1,500
Rev. Rfdg. (Rich-Seapak
Corp.) Series 1997, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Comal County Health               6,700                                 6,700
Facilities Dev. Rev.
(McKenna Memorial Health
Sys.) 3%, LOC Chase Bank of
Texas NA, VRDN (a)

Dallas Area Rapid Transit         2,000                                 2,000
Sales Tax Rev. Series A,
3.35% 3/5/99, LOC
Westdeutsche Landesbank
Girozentrale,  LOC
Bayerische Landesbank
Girozentrale, CP

Dallas Civic Ctr. Convention      8,325                                 8,325
Complex Rev. Participating
VRDN Series PT 1059, 2.97%
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Dallas Fort Worth Reg'l.          24,435                                24,435
Arpt. Rev. Rfdg.
Participating VRDN Series
954301, Calss A, 3.02%
(Liquidity Facility
Citibank, New York NA) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Dallas Wtr. & Swr. Sys. Rev.
Series B:

3% 4/21/99, CP                   $ 2,980                               $ 2,980

3.15% 3/26/99, CP                 5,000                                 5,000

Dallas-Fort Worth Reg'l.          13,310                                13,310
Arpt. Rev. Rfdg.
Participating VRDN Series
SGB 5, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

De Soto Independent School        7,230                                 7,230
Dist. Participating VRDN
Series SGA 25, 3.12%
(Liquidity Facility Societe
Generale, France) (a)(e)

Denton Util. Sys. Rev. Rfdg.      7,230                                 7,230
Participating VRDN Series
SGA 32, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

El Paso Ind. Dev. Auth. Rev.      2,300                                 2,300
(Camden Wire Co., Inc.)
Series 1996, 3.15%, LOC
Chase Manhattan Bank of
Delaware, VRDN (a)(d)

Fort Worth Wtr. & Swr. Rev.
Series B:

2.85% 5/3/99, CP                  7,400                                 7,400

2.85% 5/11/99, CP                 4,200                                 4,200

Galveston Ind. Dev. Corp.         5,500                                 5,500
Rev. (Mitchell Interests)
3%, LOC Bank One, Texas NA,
VRDN (a)(d)

Georgetown Ind. Dev. Corp.        3,765                                 3,765
Rev. (Chatsworth Prods.,
Inc.) Series 1996, 3.05%,
LOC Bank One, Texas NA, VRDN
(a)(d)

Grand Prairie Ind. Dev. Auth.     610                                   610
Ind. Dev. Rev.
(Precision/API Ketema Proj.)
Series 1996, 3.5%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Greater East Texas Higher Ed.
Auth. Student Ln. Rev.:

Bonds Series 1993 B, 3.8%,        1,500                                 1,500
tender 6/1/99, LOC Student
Ln. Marketing Assoc. (d)

Rfdg. Bonds:

Series 1992 A, 3.55%, tender      7,500                                 7,500
9/1/99, LOC Student Ln.
Marketing Assoc.

Series 1992 B, 3.6%, tender       7,500                                 7,500
9/1/99, LOC Student Ln.
Marketing Assoc. (d)

Greater Texas Student Ln.         7,200                                 7,200
Corp. Rev. Bonds Series 1998
A, 3%, tender 2/1/00, LOC
Student Ln. Marketing Assoc.
(d)

Gulf Coast Ind. Dev. Auth.        5,000                                 5,000
Ind. Dev. Rev. (Mueller Flow
Tech., Inc. Proj.) Series
1997, 3.15%, LOC NBD Bank
NA, Detroit, VRDN (a)(d)

Gulf Coast Waste Disp. Auth.      3,400                                 3,400
Poll. Cont. Rev. (Amoco Oil
Co.) Series 1994, 3.35%,
VRDN (a)(d)

Gulf Coast Waste Disp. Auth.      3,100                                 3,100
Solid Waste Disp. Rev. Bonds
(Amoco Oil Co. Proj.) Series
1991, 3.35%, tender 4/1/99
(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Harlingen Ind. Dev. Auth.        $ 6,000                               $ 6,000
Ind. Dev. Rev. (Gibbs-Texas
Die Casting) 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Harris County Health              17,000                                17,000
Facilities Dev. Corp. School
Health Care Rev. Bonds
(Sisters of Charity
Incarnate Word) Series 1997
A, 3% 4/13/99 (BPA Toronto
Dominion Bank), CP mode

Houston Gen. Oblig.:

Series A, 3.45% 3/17/99           5,700                                 5,700
(Liquidity Facility Toronto
Dominion Bank), CP

TRAN Series 1998 A, 3.56%         10,600                                10,600
4/15/99

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN Series         20,000                                20,000
FR/RI 5, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Series A:

2.85% 4/8/99, CP                  6,900                                 6,900

2.85% 4/12/99, CP                 15,000                                15,000

2.9% 4/1/99, CP                   5,400                                 5,400

3% 4/6/99, CP                     6,030                                 6,030

Hurst Euless Bedford              5,270                                 5,270
Independent School District
Rfdg. Participating VRDN
Series SG 98, 2.97%
(Liquidity Facility Societe
Generale, France) (a)(e)

Matagorda County Navigation
District Participating VRDN:

Series 1989 D, 3.02%              5,175                                 5,175
(Liquidity Facility Caisse
des Depots  et
Consignations) (a)(d)(e)

Series PT 214, 3.02%              11,495                                11,495
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

McKinney Ind. Dev. Board Ind.     8,500                                 8,500
Dev. Rev. (Delta Daily Food,
Inc. Proj.) Series 1994,
3.1%, LOC RaboBank Nederland
Coop. Central, VRDN (a)(d)

Mineral Wells Ind. Dev. Corp.
Rev.:

(Ameron Int'l. Corp.) 2.9%,       5,000                                 5,000
LOC Commerzbank AG, VRDN
(a)(d)

(Electronic Interconnects)        5,100                                 5,100
Series 1997, 3.2%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Nacogdoches Ind. Dev. Auth.       1,175                                 1,175
Rev. Rfdg. (La Quinta Motor
Inns, Inc. Proj.) 3%, LOC
NationsBank NA, VRDN (a)

North Central Texas Health
Facilities Dev. Rev.:

Bonds (Dallas Methodist Hosp.     15,000                                15,000
Proj.) Series 1998, 3.4%

Participating VRDN 2.97%          6,805                                 6,805
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

North Texas Higher Ed. Auth.
Student Ln. Rev.:

Rfdg. Series 1990, 3.1%, LOC     $ 5,900                               $ 5,900
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1990, 3.1%, LOC            6,000                                 6,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series 1991 C, 3.1% (AMBAC        10,200                                10,200
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(d)

Series 1991 F, 3.1% (AMBAC        7,600                                 7,600
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(d)

Series 1993 A, 3.1%, LOC          20,000                                20,000
Student Ln. Marketing
Assoc., VRDN (a)(d)

Series A, 3.1% (AMBAC             7,400                                 7,400
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(d)

Series C, 3.1% (AMBAC             11,900                                11,900
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(a)(d)

Port Corpus Christi Ind. Dev.
Corp.:

(Citgo Petroleum Proj.)           14,100                                14,100
Series 1998, 3.4%, LOC Bank
One Oklahoma NA, VRDN (a)(d)

(Coastal Refining & Marketing     25,000                                25,000
Corp.) Series 1997, 3.05%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

Port Corpus Christi Ind. Dev.     1,100                                 1,100
Corp. Rev. (Citgo Petroleum
Proj.) Series 1996, 3.4%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

Port Corpus Christi Ind. Dev.     4,900                                 4,900
Corp. Solid Waste Disp. Rev.
(Coastal Refining &
Marketing) 3.05%, LOC Banque
Nationale de Paris, VRDN
(a)(d)

Port of Port Arthur               63,425                                63,425
Navigation District (Star
Enterprise Proj.) Series
1998, 3%, LOC Bank of
Montreal, VRDN (a)(d)

Sabine River Auth. Poll.          45,125                                45,125
Cont. Rev. Rfdg. (Texas
Util. Elec. Co. Proj.)
Series 1997 A, 3.05% (MBIA
Insured), LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)(d)

San Antonio Elec. & Gas Sys.
Rev.:

Participating VRDN:

Series SG 101, 2.97%              32,625                                32,625
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 105, 2.97%              35,080                                35,080
(Liquidity Facility Societe
Generale, France) (a)(e)

Rfdg. Participating VRDN          11,725                                11,725
Series SG 104, 2.97%
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

San Antonio Hotel Occupacy       $ 4,150                               $ 4,150
Tax Rev. Participating VRDN
Series SG 51, 2.97%
(Liquidity Facility Societe
Generale, France) (a)(e)

San Antonio Wtr. Rev. Bonds       5,800                                 5,800
Participating VRDN Series
964306 Class A, 3.02%
(Liquidity Facility
Citibank, New York NA) (a)(e)

San Marcos Ind. Dev. Corp.        3,000                                 3,000
Ind. Dev. Rev. (Butler
Manufacturing Co.) Series
1995, 2.99%, LOC NationsBank
NA, VRDN (a)(d)

Spring Branch Independent         7,185                                 7,185
School District Rev.
Participating VRDN Series PA
285, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Terrell Dev. Corp. Ind. Dev.      5,400                                 5,400
Rev. (Consolidated Sys.)
3.05%, LOC Wachovia Bank NA,
VRDN (a)(d)

Texas Assoc. School Board         14,304                                14,304
Ctfs. of Prtn. TAN Series
1998 A, 4% 8/31/99

Texas Dept. Hsg. & Cmnty.         1,805                                 1,805
Affairs Mtg. Rev.
Participating VRDN Series PT
9, 2.97% (Liquidity Facility
Merrill Lynch & Co.) (a)(e)

Texas Dept. Hsg. & Cmnty.         4,835                                 4,835
Affairs Single Family Rev.
Participating VRDN Series PT
93, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Texas Gen. Oblig. TRAN 4.5%       145,900                               146,909
8/31/99

Texas Muni. Pwr. Agcy. Rev.:

3% 4/7/99, CP                     11,100                                11,100

3% 4/8/99, CP                     14,800                                14,800

Texas Pub. Fin. Auth. Rev.:

Series 1993 A, 2.8% 4/5/99, CP    4,800                                 4,800

Series B, 2.55% 3/15/99, CP       1,600                                 1,600

Texas Small Bus. Ind. Dev.        16,000                                16,000
Corp. Ind. Dev. Rev. (Texas
Pub. Facilities Cap. Access
Prog.) 3%, LOC KBC Bank, NV,
 LOC Nat'l. Westminster Bank
PLC, VRDN (a)

Texas Wtr. Dev. Board Rev.        5,600                                 5,600
Participating VRDN Series
SGA 23, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

Trinity River Auth. Poll.         1,000                                 1,000
Cont. Rev. (Texas Util.
Elec. Co. Proj.) Series 1997
A, 3.1% (MBIA Insured)
(Liquidity Facility Bank of
New York NA), VRDN (a)(d)

                                                                        1,016,363

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

UTAH - 2.2%

Davis County School District     $ 4,495                               $ 4,498
Bonds 3.25% 6/1/99

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Bonds:

Series 1985 E2, 2.9% 3/15/99      3,000                                 3,000
(AMBAC Insured)  (BPA UBS
AG), CP mode

Series E, 2.6% 3/15/99, LOC       3,500                                 3,500
Bank of America Nat'l. Trust
& Savings Assoc., CP mode

Rfdg.:

Bonds Series 1985 E2, 2.6%        6,100                                 6,100
3/15/99 (AMBAC Insured) (BPA
UBS AG), CP mode

Participating VRDN Series         8,170                                 8,170
96C4402 Class A, 3.02%
(Liquidity Facility
Citibank, New York NA) (a)(e)

Series 1997 B1, 3.15% 3/9/99,     4,000                                 4,000
CP

Series 1997 B2:

3% 4/8/99, CP                     5,000                                 5,000

3% 4/13/99, CP                    6,000                                 6,000

3.05% 3/11/99, CP                 5,500                                 5,500

Series 1997 B3:

2.7% 4/5/99, CP                   6,000                                 6,000

2.7% 4/5/99, CP                   7,675                                 7,675

3.1% 3/12/99, CP                  4,000                                 4,000

Series 1998 B5:

2.65% 3/31/99, CP                 5,000                                 5,000

3.1% 3/5/99, CP                   5,000                                 5,000

Salt Lake City Gen. Oblig.        10,000                                10,018
TRAN Series 1998, 4.25%
6/30/99

Timpanogos Spl. Svcs.             2,100                                 2,100
Participating VRDN Series SG
83, 2.97% (Liquidity
Facility Societe Generale,
France) (a)(e)

Toole City Ind. Dev. Rev.         1,395                                 1,395
(Nelson & Sons Proj. )
Series 1997, 3.05%, LOC Key
Bank, NA, VRDN (a)(d)

Utah Board of Regents Student
Ln. Rev.:

Series 1996 Q, 3.1% (AMBAC        18,700                                18,700
Insured) (BPA Barclays Bank
PLC), VRDN (a)(d)

3.1% (AMBAC Insured) (BPA         13,100                                13,100
Barclays Bank PLC), VRDN
(a)(d)

Utah Hsg. Fin. Agcy.:

Participating VRDN Series PT      320                                   320
84B, 3.02% (Liquidity
Facility RaboBank Nederland
Coop. Central) (a)(d)(e)

Single Family Mtg. Rev.           8,600                                 8,600
Series 1998 2, 3.1%
(Bayerische Landesbank
Girozentrale Guaranteed),
VRDN (a)(d)

                                                                        127,676

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VERMONT - 0.0%

Vermont Econ. Dev. Auth. Ind.    $ 2,085                               $ 2,085
Dev. Rev. (Huber and Suhner
Proj.) 3.05%, LOC Key Bank,
NA, VRDN (a)(d)

VIRGINIA - 2.2%

Amelia County Ind. Dev. Auth.     4,400                                 4,400
Exempt Facilities Rev.
(Chambers Waste Sys. Proj.)
Series 1991, 3%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)(d)

Botetourt County Ind. Dev.        1,100                                 1,100
Auth. Ind. Dev. Rev.
(Virginia Forge Co. Proj.)
Series 1996, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Chesapeake Ind. Dev. Auth.
Poll. Cont. Rev.:

Bonds (Virginia Elec. Pwr.
Co. Proj.) Series 1985:

2.85% 3/1/99, CP mode             2,800                                 2,800

2.95% 4/1/99, CP mode             2,000                                 2,000

(Branch Group Proj.) Series       5,500                                 5,500
1999, 3.05%, LOC NationsBank
NA, VRDN (a)(d)

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.):

Series 1985, 3% 4/9/99, CP        3,700                                 3,700
mode

Series 1987 A:

2.85% 3/1/99, CP mode             2,000                                 2,000

3% 4/9/99, CP mode                3,400                                 3,400

Series 1987 C, 2.75% 4/5/99,      10,800                                10,800
CP mode

Series B:

3.15% 3/9/99, CP mode             3,000                                 3,000

3.25% 3/4/99, CP mode             3,000                                 3,000

Frederick County Ind. Dev.        3,900                                 3,900
Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series
1996, 3.05%, LOC NationsBank
NA, VRDN (a)(d)

Greensville County Ind. Dev.      1,200                                 1,200
Auth. Rev. (Beach Mold &
Tool, Inc.) 3.1%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

Halifax County Ind. Dev.         $ 4,900                               $ 4,900
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1992, 2.95%
4/9/99, CP mode (d)

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds:

(Virginia Elec. Pwr. Co.
Proj.):

Series 1984, 3.05% 3/31/99,       4,000                                 4,000
CP mode

Series 1985:

2.55% 3/15/99, CP mode            1,900                                 1,900

2.95% 4/8/99, CP mode             4,000                                 4,000

3% 4/6/99, CP mode                5,000                                 5,000

3% 4/7/99, CP mode                2,975                                 2,975

3% 4/12/99, CP mode               4,425                                 4,425

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds: - continued

(Virginia Elec. Pwr. Co.
Proj.):

Series 1987, 2.95% 4/1/99, CP    $ 6,400                               $ 6,400
mode

3.25% 3/4/99, CP mode             1,800                                 1,800

Mecklenburg County Ind. Dev.      850                                   850
Auth. Rev. (American Bldg.
Co. Proj.) 3.15%, LOC
Canadian Imperial Bank of
Commerce, VRDN (a)(d)

Prince William County Ind.
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.):

2.7% 4/6/99, CP mode              3,000                                 3,000

3% 4/9/99, CP mode                1,800                                 1,800

Richmond Gen. Oblig. 3.05%        15,500                                15,500
(BPA NationsBank NA), VRDN
(a)

Smyth County Ind. Dev. Auth.
Ind. Dev. Rev.:

(Summit Dimension Prods.          1,800                                 1,800
Proj.) Series 1995, 3%,  LOC
Wachovia Bank NA, VRDN (a)(d)

(Summit Dimension Properties      2,700                                 2,700
Proj.) Series 1995, 3%,  LOC
Wachovia Bank NA, VRDN (a)(d)

York County Ind. Dev. Auth.       4,000                                 4,000
Ind. Dev. Rev. (Philip
Morris Co. Proj.) Series
1991, 3.05%, VRDN (a)

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985:

2.8% 4/6/99, CP mode              8,600                                 8,600

2.95% 4/1/99, CP mode             5,200                                 5,200

                                                                        125,650

WASHINGTON - 3.5%

Central Puget Sound Reg'l.        5,540                                 5,540
Trans. Auth. Participating
VRDN Series PT 1128, 2.97%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Chelan County Pub. Util.          5,705                                 5,705
District #1 Rev.
Participating VRDN Series PA
197, 3.02% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

Kent Gen. Oblig.                  5,070                                 5,070
Participating VRDN Series
SGA 27, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

King County Pub. Hosp.            5,940                                 5,940
District #1 Rev. Rfdg.
Participating VRDN Series PT
170, 3.01% (Liquidity
Facility Banco Santander SA)
(a)(e)

King County Swr. Rev. Series      2,200                                 2,200
A, 3.05% 3/11/99, CP

Klickitat County Pub. Corp.       6,900                                 6,900
Ind. Dev. Rev. (Rabanco
Reg'l. Landfill Proj.)
Series 1990, 2.75%, LOC Bank
of America Nat'l. Trust &
Savings Assoc., VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Pierce County Econ. Dev.         $ 2,885                               $ 2,885
Corp. Rev. (Pacific LLC
Proj.) 3.2%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

Port Bellingham Ind. Dev.         3,280                                 3,280
Corp. Ind. Rev. (Sauder
Woodcraft Corp.) 2.75%, LOC
Bank of America Nat'l. Trust
& Savings Assoc., VRDN (a)(d)

Port of Seattle Gen. Oblig.
Series B:

2.85% 3/1/99, LOC Bank of         4,001                                 4,001
America Nat'l. Trust &
Savings Assoc., CP (d)

2.85% 4/1/99, LOC Bank of         6,125                                 6,125
America Nat'l. Trust &
Savings Assoc., CP (d)

2.95% 4/1/99, LOC Bank of         4,500                                 4,500
America Nat'l. Trust &
Savings Assoc., CP (d)

2.95% 4/8/99, LOC Bank of         6,205                                 6,205
America Nat'l. Trust &
Savings Assoc., CP (d)

3% 4/9/99, LOC Bank of            5,340                                 5,340
America Nat'l. Trust &
Savings Assoc., CP (d)

3.15% 3/25/99, LOC Bank of        6,700                                 6,700
America Nat'l. Trust &
Savings Assoc., CP (d)

Port Skagit County Ind. Dev.      8,500                                 8,500
Corp. Rev. (Etera Proj.)
Series 1998, 3%, LOC Bank of
America Nat'l. Trust &
Savings Assoc., VRDN (a)(d)

Spokane Gen. Oblig. RAN 3.5%      2,750                                 2,762
1/31/00

Washington Econ. Dev. Fin.
Auth. Rev.:

(Ferry Brothers, Inc. Proj.)      4,900                                 4,900
3%, LOC Key Bank, NA, VRDN
(a)(d)

(Hunter Douglas Proj.) Series     2,200                                 2,200
1997 A, 3.1%,  LOC ABN-AMRO
Bank NV, VRDN (a)(d)

Washington Gen. Oblig.:

Bonds:

Series 96C4708, 3.5%, tender      13,900                                13,900
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

Series 984702, 3.5%, tender       12,200                                12,200
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)

Participating VRDN:

Series 1993 B Class A, 3.02%      13,300                                13,300
(Liquidity Facility
Citibank, New York NA) (a)(e)

Series SG 37, 2.97%               11,080                                11,080
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGA 35, 3.12%              12,500                                12,500
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGA 36, 3.12%              11,000                                11,000
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Washington Gen. Oblig.: -
continued

Participating VRDN:

Series SGB 11, 3.07%             $ 6,200                               $ 6,200
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 13, 3.07%              10,000                                10,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 9, 3.07%               4,100                                 4,100
(Liquidity Facility Societe
Generale, France) (a)(e)

Washington Hsg. Fin.              7,020                                 7,020
Commission Participating
VRDN  Series 1997 D, 3.1%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(d)(e)

Washington Hsg. Fin.
Commission Multi-family Hsg.
Rev.:

(Eaglepointe Apts.) Series        2,840                                 2,840
1996 A, 3.1% (FSA Insured),
LOC Wells Fargo Bank NA, San
Francisco, VRDN (a)(d)

(Winterhill Apt. Proj.)           4,300                                 4,300
Series 1996 A, 3.1% (FSA
Insured), LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

Washington Hsg. Fin.              3,455                                 3,455
Commisson Participating VRDN
Series PT 86, 3.02%
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Washington Pub. Pwr. Supply       3,000                                 3,013
Sys. Nuclear Proj. #2 Rev.
Rfdg. Series A, 4.75% 7/1/99
(Bonneville Pwr. Admin
Guaranteed)

                                                                        203,661

WEST VIRGINIA - 1.8%

Grant County Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.):

Series 1986, 2.9% 3/1/99, CP      7,400                                 7,400
mode (d)

Series 1994, 3.1% 3/15/99, CP     6,700                                 6,700
mode

Marion County Solid Waste
Disp. Rev. (Grant Town
Cogeneration Proj.):

Series 1990 A, 3.05%, LOC         33,500                                33,500
Nat'l. Westminster Bank PLC,
VRDN (a)(d)

Series 1990 B, 3.1%, LOC          9,800                                 9,800
Nat'l. Westminster Bank PLC,
VRDN (a)(d)

Series 1990 C, 3.1%, LOC          3,400                                 3,400
Nat'l. Westminster Bank PLC,
VRDN (a)(d)

Series 1990 D, 3.1%, LOC          14,500                                14,500
Nat'l. Westminster Bank PLC,
VRDN (a)(d)

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):

2.95% 4/1/99, LOC UBS AG, CP      4,600                                 4,600
mode (d)

3% 4/7/99, LOC UBS AG, CP         9,500                                 9,500
mode (d)

3% 4/12/99, LOC UBS AG, CP        4,000                                 4,000
mode (d)

3.4% 3/5/99, LOC UBS AG, CP       8,100                                 8,100
mode (d)

                                                                        101,500

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - 1.7%

Franklin Pub. School District    $ 3,800                               $ 3,805
TRAN 3.9% 8/30/99

Janesville School District        3,200                                 3,208
TRAN 3.5% 9/30/99

Kettle Moraine School             5,000                                 5,005
District TRAN 3.9% 9/1/99

Menomonee Falls School            3,500                                 3,500
District TRAN 3.27% 8/25/99

Merrill Ind. Dev. Rev. (C&H       5,525                                 5,525
Packaging Co., Inc. Proj.)
Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

New Berlin School District        4,800                                 4,810
TRAN 3.75% 8/26/99

Oak Creek Ind. Dev. Rev.          2,000                                 2,000
(Outlook Packaging, Inc.)
3.05%, LOC Firstar Bank,
Milwaukee NA, VRDN (a)(d)

Platteville Ind. Dev. Rev.        1,450                                 1,450
(Woodward Communications
Proj.) 3.15%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

Prentice Village Ind. Dev.        2,000                                 2,000
Rev. (Blount Proj.) Series
1994, 3.1%, LOC NationsBank
NA, VRDN (a)(d)

Racine Ind. Dev. Rev.             1,595                                 1,595
(Burlington Graphic Sys.)
Series 1994, 3.05%, LOC Bank
One, Wisconsin, VRDN (a)(d)

River Falls Ind. Dev. Rev.        2,290                                 2,290
(Quadion Corp. Proj.) 3.25%,
LOC US Bank NA, VRDN (a)(d)

Stevens Point School District     5,075                                 5,086
TRAN 3.5% 10/15/99

Sturgeon Bay Ind. Dev. Rev.       1,600                                 1,600
(Marine Travelift Proj.)
Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Sturtevant Ind. Dev. Rev.         2,035                                 2,035
(Quadra, Inc. Proj.) 3.05%,
LOC Bank One, Wisconsin,
VRDN (a)(d)

Sun Prairie Ind. Rev.             6,600                                 6,600
(Flambeau Corp. Proj.)
Series 1995, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Wausau School District TRAN       4,400                                 4,407
3.75% 9/22/99

Wisconsin Gen. Oblig. Ctfs.
of Prtn. Bonds Series A:

3.5% 9/1/99                       5,455                                 5,469

3.5% 3/1/00                       5,315                                 5,338

Wisconsin Health & Edl.           5,000                                 5,000
Facilities Auth. Rev. Bonds
(SSM Healthcare Proj.)
Series 1998 B, 2.7% 4/8/99
(MBIA Insured) (Liquidity
Facility First Natl. Bank of
Chicago), CP mode

Wisconsin Hsg. & Econ. Dev.
Auth.:

Participating VRDN Series PT      12,470                                12,470
207, 3.02% (Liquidity
Facility Bayerische
Landesbank Girozentrale)
(a)(d)(e)

Participating VRDN Series         8,710                                 8,710
94C4903, 3.07% (Liquidity
Facility Citibank, New York
NA) (a)(d)(e)

Wisconsin Trans. Rev. Series      4,800                                 4,800
1997, 3% 4/5/99, CP

                                                                        96,703

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WYOMING - 0.2%

Laramie County Ind. Dev. Rev.
(Cheyenne Lt. Fuel & Pwr.):

3.05% (AMBAC Insured)            $ 5,000                               $ 5,000
(Liquidity Facility Nat'l.
Westminster Bank), VRDN
(a)(d)

3.05% (AMBAC Insured)             3,500                                 3,500
(Liquidity Facility Nat'l.
Westminster Bank), VRDN
(a)(d)

Sweetwater County Poll. Cont.     2,500                                 2,500
Rev. Bonds 2.65% 3/8/99, LOC
UBS AG, CP mode

Wyoming Cmnty. Dev. Auth.         3,275                                 3,275
Participating VRDN Series PT
112, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

                                                                        14,275

MULTIPLE STATES - 0.4%

Clipper Tax-Exempt Trust          2,707                                 2,707
Participating VRDN Series
1995 1, Class A, 3.12%
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(d)(e)

Stephens Equity Trust II          19,081                                19,081
Participating VRDN Series
1996, 3.12%, LOC Republic
Nat'l. Bank, New York (a)(e)

                                                                        21,788

                                 SHARES (000S)

OTHER - 2.1%

Municipal Central Cash Fund       122,155                               122,155
(b)(c)

TOTAL INVESTMENT IN                                                   $ 5,808,804
SECURITIES - 100%

Total Cost for Income Tax Purposes                                    $ 5,808,804


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  COST (000S)

Austin Independent School      10/20/98           $ 14,700
District Variable Rate TRAN
3.536% 8/31/99

Harvard Univ. Bonds Series 96  9/1/98             $ 22,975
Class A, 3.5%, tender
3/1/99 (Liquidity Facility
Citibank,  New York NA)

Nevada Muni. Bonds Series      9/1/98             $ 21,230
962801  Class A, 3.5%,
tender 3/1/99 (Liquidity
Facility Citibank,  New York
NA)

New York Metro. Trans. Auth.   9/1/98             $ 8,900
Bonds Series 983204, 3.5%,
tender 9/1/99

Washington Gen. Oblig. Bonds   9/1/98             $ 13,900
Series 96C4708, 3.5%, tender
 3/1/99 (Liquidity Facility
Citibank,  New York NA)

INCOME TAX INFORMATION

At August 31, 1998, the fund had a capital loss carryforward of approximately $486,000, all of which will expire on August 31, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)              FEBRUARY
                               28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 5,808,804
value -  See accompanying
schedule

Cash                                     23

Receivable for investments               11,781
sold

Receivable for fund shares               102,190
sold

Interest receivable                      34,390

Prepaid expenses                         201

 TOTAL ASSETS                            5,957,389

LIABILITIES

Payable for investments        $ 9,004
purchased

Payable for fund shares         70,746
redeemed

Distributions payable           233

Accrued management fee          1,366

Other payables and accrued      1,016
expenses

 TOTAL LIABILITIES                       82,365

NET ASSETS                              $ 5,875,024

Net Assets consist of:

Paid in capital                         $ 5,875,490

Accumulated net realized gain            (469)
(loss) on investments

Unrealized gain from                     3
accretion of discount

NET ASSETS, for 5,875,482               $ 5,875,024
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($5,875,024
(divided by) 5,875,482
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED FEBRUARY 28,
                                1999 (UNAUDITED)

INTEREST INCOME                         $ 88,865

EXPENSES

Management fee                 $ 7,733

Transfer agent fees             4,426

Accounting fees and expenses    279

Non-interested trustees'        10
compensation

Custodian fees and expenses     147

Registration fees               260

Audit                           22

Legal                           16

Miscellaneous                   55

 Total expenses before          12,948
reductions

 Expense reductions             (21)     12,927

NET INTEREST INCOME                      75,938

REALIZED AND UNREALIZED GAIN             31
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net               2
unrealized gain from
accretion  of discount

NET GAIN (LOSS)                          33

NET INCREASE IN NET ASSETS              $ 75,971
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 28,  TEN MONTHS ENDED  AUGUST 31,  YEAR ENDED OCTOBER 31, 1997
                                 1999 (UNAUDITED)               1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 75,938                       $ 123,518                     $ 128,205

 Net realized gain (loss)         31                             (7)                           149

 Increase (decrease) in net       2                              -                             1
unrealized   gain from
accretion of discount

 NET INCREASE (DECREASE) IN       75,971                         123,511                       128,355
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (75,938)                       (123,518)                     (128,205)
from net interest income

Share transactions at net         11,166,075                     14,582,628                    13,444,798
asset value  of $1.00 per
share
  Proceeds from sales of
shares

 Reinvestment of                  73,542                         119,242                       123,338
distributions from   net
interest income

 Cost of shares redeemed          (10,433,407)                   (13,765,101)                  (13,110,599)

 NET INCREASE (DECREASE) IN       806,210                        936,769                       457,537
NET  ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       806,243                        936,762                       457,687
IN    NET ASSETS

NET ASSETS

 Beginning of period              5,068,781                      4,132,019                     3,674,332

 End of period                   $ 5,875,024                    $ 5,068,781                   $ 4,132,019



FINANCIAL HIGHLIGHTS
                                 SIX MONTHS ENDED  FEBRUARY  YEARS ENDED OCTOBER 31,
                                 28, 1999

                                 (UNAUDITED)                 1998 C                   1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                     $ 1.000                  $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment            .014                        .027                     .032     .031     .034     .023
Operations Net interest
income

Less Distributions

From net interest  income         (.014)                      (.027)                   (.032)   (.031)   (.034)   (.023)

Net asset value, end of period   $ 1.000                     $ 1.000                  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B                    1.41%                       2.70%                    3.28%    3.17%    3.48%    2.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 5,875                     $ 5,069                  $ 4,132  $ 3,674  $ 3,606  $ 3,495
millions)

Ratio of expenses to average      .46% A                      .49% A                   .49%     .49%     .50%     .52%
net assets

Ratio of net interest income      2.72% A                     3.20% A                  3.23%    3.12%    3.43%    2.31%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C TEN MONTHS ENDED AUGUST 31, 1998.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES - CONTINUED

registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $81,705,000 or 1.4% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .28% of average net assets
 .

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MONEY MARKET INSURANCE -
CONTINUED

fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $241,000 to FIDFUNDS which are being amortized over one year.

4. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $21,000.

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

MMM-SANN-0499  73882
1.703548.101

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
MUNICIPAL
MONEY
FUND

SEMIANNUAL REPORT
FEBRUARY 28, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months  and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  45  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 49  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MUNICIPAL MONEY          1.47%          3.17%        17.69%        30.89%

All Tax-Free Money Market        1.32%          2.86%        15.84%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 14, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 436 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MUNICIPAL MONEY            3.17%        3.31%         3.37%

All Tax-Free Money Market          2.86%        2.99%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               3/1/99  11/30/98  8/31/98  6/1/98  3/2/98



Spartan Municipal  Money Fund  2.69%   3.01%     3.11%    3.52%   3.20%



If Fidelity had not            2.59%   2.91%     3.01%    3.42%   3.10%
reimbursed certain   fund
expenses



All Tax-Free Money Market      2.42%   2.71%     2.80%    3.22%   2.92%
Funds Average



Spartan Municipal Money  Fund  4.20%   4.70%     4.86%    5.50%   5.00%
- Tax-equivalent



If Fidelity had not            4.05%   4.55%     4.70%    5.34%   4.84%
reimbursed certain   fund
expenses



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Municipal Money Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. The U.S. economy was very strong at the end of 1998 and during the first two months of 1999. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of 1998, expanding at an annual rate of 6.1% in the fourth quarter. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages started to creep upward as employers increased pay to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for 1998. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - it rebounded recently and its weakness was more than offset by solid domestic demand. Robust consumer activity - especially in the holiday shopping season - sustained growth through the end of 1998 and the beginning of 1999.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?

A. The fund started the period with an average maturity shorter than its competitors. This defensive posture had been adopted during the summer given the strength of the economy and concerns, at that time, that the Fed might need to raise short-term interest rates to slow economic growth and head off inflation. However, late in August and in early September, market sentiment began to change as global financial turmoil led participants to believe the Fed might change its course and lower short-term rates instead. As expectations shifted, I extended the fund's average maturity quickly by purchasing nine- to 12- month fixed-rate notes to lock in attractive rates before the full impact of the Fed's rate cuts hit the market. From that point, the fund's maturity moved closer to the average of its competitors, a more neutral posture given the uncertainty over the future course of interest rates.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 28, 1999, was 2.67%, compared to 3.11% six months ago. The latest yield was the equivalent of a 4.17% taxable yield for investors in the 36% federal tax bracket. Through February 28, 1999, the fund's six-month total return was 1.47%, compared to 1.32% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK GOING FORWARD?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance. The Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: tax-free income with
share-price stability by
investing in high-quality,
short-term municipal
securities

FUND NUMBER: 460

TRADING SYMBOL: FIMXX

START DATE: January 14,
1991

SIZE: as of February 28,
1999, more than $2.2
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98  % OF FUND'S INVESTMENTS 2/28/98

  0 - 30                  76                               81                               74

 31 - 90                  12                               10                               11

 91 - 180                 5                                5                                11

181 - 397                 7                                4                                4

WEIGHTED AVERAGE MATURITY

                         2/28/99                          8/31/98                          2/28/98

Spartan Municipal
Money Fund               35 DAYS                          30 Days                          34 Days

All Tax Free
Money Market             42 DAYS                          44 Days                          43 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999

Variable rate demand
notes (VRDNs) 65%
Commercial paper
(including CP mode) 21%
Tender bonds 5%
Municipal notes 8%
Other 1%

Row: 1, Col: 1, Value: 64.5
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 8.0
Row: 1, Col: 5, Value: 1.5

AS OF AUGUST 31, 1998

Variable rate demand
notes (VRDNs) 67%
Commercial paper
(including CP mode) 25%
Tender bonds 6%
Municipal notes 2%
Other 0%

Row: 1, Col: 1, Value: 67.0
Row: 1, Col: 2, Value: 25.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 0.0

INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - 1.8%

Alabama Ind. Dev. Auth. Rev.     $ 1,590                               $ 1,590
(Well Built Cabinet, Inc.)
3.15%, LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Ashland Ind. Dev. Board Rev.      900                                   900
(Wellborn Cabinet, Inc.
Proj.) Series 1991 A, 3.15%,
LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Colbert County Ind. Dev.          2,950                                 2,950
Board Ind. Dev. Rev. (Golden
Poultry Co., Inc. Proj.)
Series 1990, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Columbiana Ind. Dev. Board        6,000                                 6,000
Rev. (NFA Corp. Proj.)
Series 1992 A, 3.15%, LOC
Amsouth Bank, Birmingham,
VRDN (a)(d)

Courtland Ind. Dev. Board         3,000                                 3,000
Rev. (Specialty Minerals,
Inc.) 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Decatur Ind. Dev. Board Ind.      1,285                                 1,285
Dev. Rev. (Monsanto Co.
Proj.) Series 1996, 3.05%,
VRDN (a)(d)

Florence Ind. Dev. Board Ind.     2,350                                 2,350
Dev. Rev. (Robert J. Bevis
Proj.) Series 1990, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Jackson Ind. Dev. Board Rev.      3,245                                 3,245
(Specialty Minerals, Inc.)
3.05%, LOC Wachovia Bank NA,
VRDN (a)(d)

Jefferson County                  6,190                                 6,190
Participating VRDN Series PT
124, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Lafayette Ind. Dev. Rev.          2,200                                 2,200
(Kardoes Rubber Co., Inc.)
3.15%, LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Montgomery Ind. Dev. Board
Rev.:

(Contech Construction Prod.)      3,000                                 3,000
Series 1996, 3.1%, LOC
Mellon Bank NA, Pittsburgh,
VRDN (a)(d)

(Feldmeier/Alabama Equip.)        1,000                                 1,000
Series 1996, 3.15%, LOC
Southtrust Bank NA, VRDN
(a)(d)

Roanoke Ind. Dev. Board Ind.
Dev. Rev.:

(Steel Fab, Inc. Proj.)           950                                   950
Series 1997, 3.15%, LOC
NationsBank NA, VRDN (a)(d)

(Wehadkee/Rock Mills Proj.)       1,500                                 1,500
Series 1992, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Talladega Ind. Dev. Board         900                                   900
Rev. (Wehadkee Yarn Mills
Proj.) Series 1990, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Tuscaloosa County Ind. Dev.       1,820                                 1,820
Auth. Rev. (Hanna Steel Co.)
3.1%, LOC NationsBank NA,
VRDN (a)(d)

                                                                        38,880

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALASKA - 0.4%

Alaska Hsg. Fin. Corp.           $ 2,900                               $ 2,900
Participating VRDN Series
FR/RI 2, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Valdez Marine Term. Rev.          4,800                                 4,800
Participating VRDN Series PT
172, 3.01% (Liquidity
Facility Banque Nationale de
Paris) (a)(e)

                                                                        7,700

ARIZONA - 1.3%

Apache County Ind. Dev. Auth.     2,200                                 2,200
Ind. Rev. (Tucson Elec. Pwr.
Co.- Springerville Proj.)
Series 1983 C, 2.95%, LOC
Societe Generale, France,
VRDN (a)

Maricopa County Poll. Cont.
Rev. Bonds (Southern
California Edison Co.)
Series 1985 F:

2.7% 3/15/99, CP mode             2,100                                 2,100

3.15% 3/8/99, CP mode             1,000                                 1,000

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils.) Series
1993 E:

3% 4/8/99, CP mode (d)            1,100                                 1,100

3.1% 3/8/99, CP mode (d)          2,400                                 2,400

Phoenix Ind. Dev. Auth.           9,390                                 9,390
Participating VRDN Series PT
1082, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Phoenix Ind. Dev. Auth. Rev.      1,700                                 1,700
(Plastican Proj.) Series
1997, 3.1%, LOC Fleet Bank
NA, VRDN (a)(d)

Salt River Proj. Agric. Impt.     7,000                                 7,000
& Pwr. District 2.7% 4/5/99,
CP

Yavapai County Ind. Dev.          1,000                                 1,000
Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series
1993, 3.1% 3/8/99, CP mode
(d)

                                                                        27,890

ARKANSAS - 1.8%

Arkansas Dev. Fin. Auth.
Participating VRDN:

Series 1998 C, 3.07%              3,500                                 3,500
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Series A 1, 2.97% (Liquidity      7,525                                 7,525
Facility Caisse des  Depots
et Consignations) (a)(e)

Arkansas Dev. Fin. Auth.          3,000                                 3,000
Multi-family Hsg. Rev.
(Kiehl Partners L.P. Proj.)
Series 1998, 3.15%, LOC
Bank One, Louisiana NA, VRDN
(a)

Arkansas Dev. Fin. Auth.          3,225                                 3,225
Single Family Mtg. Rev.
Bonds  Series D, 3.7%,
tender 3/1/99 (FGIC
Guaranteed) (d)

Arkansas Hosp. Equip. Fin.        3,600                                 3,600
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 3%, LOC  NationsBank
NA, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARKANSAS - CONTINUED

Blytheville Ind. Dev. Rev.       $ 9,500                               $ 9,500
(Arkansas Steel Processing
Proj.) Series 1992, 3.1%,
LOC Cr. Agricole Indosuez,
VRDN (a)(d)

Harrison Ind. Dev. Rev.           2,500                                 2,500
(Rock-Tenn Converting Co.
Proj.) Series 1993, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Miller County Solid Waste         3,150                                 3,150
Disp. Rev. (Tyson Foods,
Inc. Proj.) Series 1996,
3.1%, LOC Commerzbank AG,
VRDN (a)(d)

Pine Bluff Ind. Dev. Rev.         3,000                                 3,000
(Rolling Pin Corp. Proj.)
Series 1998, 3%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

                                                                        39,000

CALIFORNIA - 0.9%

California Gen. Oblig. RAN 4%     1,500                                 1,504
6/30/99

California Higher Ed. Student     2,500                                 2,499
Ln. Rev. Bonds Series 1987
C, 3.75%, tender 6/1/99, LOC
Student Ln. Marketing Assoc.
(d)

California Student Ed. Ln.        3,000                                 3,000
Marketing Corp. Student Ln.
Rev. Rfdg. Bonds Series 1994
A, 3.8%, tender 6/1/99, LOC
Dresdner Bank AG (d)

Clovis Unified School             7,500                                 7,507
District TRAN 4% 6/30/99

Los Angeles Reg'l. Arpt.          1,425                                 1,425
Impt. Rev. (Compagne
Nationale  Air France Int'l.
Arpt.) 2.95%, LOC Societe
Generale, France, VRDN (a)(d)

South Coast California Local      3,000                                 3,013
Ed. Agcy. TRAN 4.5% 6/30/99
(MBIA Insured)

                                                                        18,948

COLORADO - 3.0%

Aurora Multi-family Hsg. Rev.     5,100                                 5,100
(Aurora Meadows Apts.)
Series 1996, 3.25% (Fannie
Mae Guaranteed), VRDN (a)(d)

Colorado Springs Util. Sys.
Participating VRDN:

Series FR/RI 19, 3.15%            7,015                                 7,015
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SGB 28, 3.07%              17,800                                17,800
(Liquidity Facility Societe
Generale, France) (a)(e)

Denver City & County Arpt.
Participating VRDN:

Series 1997 Q, 3.05%              3,160                                 3,160
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Series 1997, 3.02% (Liquidity     15,140                                15,140
Facility Caisse des  Depots
et Consignations) (a)(d)(e)

Series PT 249, 3.07%              1,900                                 1,900
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

Douglas County School            $ 1,900                               $ 1,905
District TAN (Douglas &
Elbert Counties) Series
1998, 3.75% 6/30/99

Larimer County Poudre School      3,940                                 3,940
District # R 1 TAN  3.3%
6/30/99

Monte Vista Swr. Rev. Series      2,620                                 2,620
1992, 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Westminster County                2,600                                 2,600
Multi-family Hsg. Rev. Rfdg.
(Lakeview Apts.) Series
1997, 3.25% (Fannie Mae
Guaranteed), VRDN (a)(d)

Wheat Ridge Ind. Dev. Rev.        5,000                                 5,000
(Adolph Coors Co. Proj.)
Series 1993, 3%, LOC
Wachovia Bank NA, VRDN (a)(d)

                                                                        66,180

CONNECTICUT - 0.1%

Connecticut Hsg. Fin. Auth.       2,665                                 2,665
Participating VRDN Series
1997 L, 3.1% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(d)(e)

DELAWARE - 0.2%

Delaware Hsg. Auth. Rev.          4,295                                 4,295
Participating VRDN  Series
96C0801, 3.07% (Liquidity
Facility Citibank,  New York
NA) (a)(d)(e)

DISTRICT OF COLUMBIA - 1.2%

District of Columbia Hsg.         13,105                                13,105
Fin. Auth. Multi-family Hsg.
Rev. (Mount Vernon Plaza
Apts.) Series 1991, 3.05%,
LOC Bank One, NA, VRDN (a)(d)

District of Columbia Rev.         2,035                                 2,035
(Nat'l. Academy of Sciences
Proj.) Series 1999 C, 3%
(AMBAC Insured), VRDN (a)

District of Columbia Wtr. &
Swr. Auth.:

Participating VRDN Series         1,900                                 1,900
985201, 3.02% (Liquidity
Facility Citibank, New York
NA) (a)(e)

Participating VRDN Series MS      3,500                                 3,500
98 29, 3.07%  (Liquidity
Facility Bank of America
Nat'l. Trust &  Savings
Assoc.) (a)(e)

District of Columbia Wtr. &       6,000                                 6,000
Swr. Rev. Participating VRDN
Series 1998 5203, 3.07%
(Liquidity Facility
Citibank,  New York NA)
(a)(e)

                                                                        26,540

FLORIDA - 3.4%

Florida Board of Ed. Cap.         5,255                                 5,255
Outlay Participating VRDN
Series PA 339A, 2.97%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Florida Div. Board                7,400                                 7,400
Participating VRDN Series RI
A18, 3.1% (Liquidity
Facility Nat'l. Westminster
Bank PLC) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Florida Hsg. Fin. Corp.          $ 12,700                              $ 12,700
Homeowner Mtg. Rev. Bonds
Series 1998 6, 3.8%, tender
6/15/99 (FGIC Guaranteed) (d)

Florida Local Govt. Fin.          1,845                                 1,845
Commission Series A, 3.05%
3/15/99, LOC First Union
Nat'l. Bank of North
Carolina, CP

Florida Muni. Pwr. Agcy.          2,900                                 2,900
Series A, 3% 4/13/99, LOC
First Union Nat'l. Bank of
North Carolina, CP

Indian River County Hosp.         2,200                                 2,200
District Hosp. Rev. Bonds
Series 1988, 3.15% 3/11/99,
LOC Kredietbank NV, CP mode

Jacksonville Elec. Auth. Rev.     2,500                                 2,500
Series A, 2.85% 4/15/99, CP

Lee County Hosp. Board Hosp.      5,500                                 5,500
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B,
2.95% 4/9/99 (Liquidity
Facility SunTrust Bank,
Central FL NA), CP mode

Orange County Hsg. Fin. Auth.     2,665                                 2,665
Multi-family Hsg. Rev. (Wtr.
View Club) Series 1997 D,
3%, LOC Key Bank, NA, VRDN
(a)(d)

Palm Beach County Hsg. Dev.       5,355                                 5,355
Corp. Multi-family Rev.
(Caribbean Villas Proj.)
Series 1998, 3.1% (Fannie
Mae Guaranteed), VRDN (a)(d)

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A:

3.25% 3/4/99 (Liquidity           4,300                                 4,300
Facility SunTrust Bank,
Central FL NA), CP mode

3.3% 3/12/99 (Liquidity           3,200                                 3,200
Facility SunTrust Bank,
Central FL NA), CP mode

Sunshine State Govt. Fing.
Commission Rev. Bonds Series
1986:

2.7% 3/15/99 (AMBAC Insured)      14,725                                14,725
(Liquidity Facility Toronto
Dominion Bank) (Liquidity
Facility UBS AG), CP mode

3.15% 3/12/99 (AMBAC Insured)     5,000                                 5,000
(Liquidity Facility Toronto
Dominion Bank) (Liquidity
Facility UBS AG), CP mode

                                                                        75,545

GEORGIA - 6.6%

Burke County Dev. Auth. Poll.     700                                   700
Cont. Rev. (Georgia Pwr. Co.
Plant Vogtle Proj.) Series
1997, 3.3%, VRDN (a)(d)

Chattooga County Dev. Auth.       2,100                                 2,100
Rev. (Aladdin Manufacturing
Co.) 3.15%, LOC Wachovia
Bank NA, VRDN (a)(d)

Cherokee County Dev. Auth.        2,000                                 2,000
Rev. (Blue Circle
Aggregates, Inc.) Series
1997, 3.05%, LOC Den Danske
Bank Group AS, VRDN (a)(d)

Cobb County Hsg. Auth.            1,100                                 1,100
Multi-family Hsg. Rev.
(Williamstown Apts.) 3.05%,
LOC Wachovia Bank NA, VRDN
(a)(d)

Cobb County School District       11,500                                11,557
TAN 3.5% 12/31/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Coweta County Ind. Dev. Auth.    $ 2,600                               $ 2,600
(E.G.O. Products, Inc.
Proj.) Series 1996, 3.1%,
LOC UBS AG, VRDN (a)(d)

Crisp County Solid Waste          7,200                                 7,200
Mgmt. Auth. Rev. Series
1998, 3.1% (FSA Insured)
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina), VRDN (a)(d)

DeKalb County Dev. Auth. Ind.     1,810                                 1,810
Dev. Rev. (Qualex Proj.)
3.15%, LOC Comerica Bank -
Texas, VRDN (a)(d)

DeKalb County Hsg. Auth.          2,000                                 2,000
Multi-family Hsg. Rev.
(Eales Trace Apts.) Series
1996, 3%, LOC Key Bank, NA,
VRDN (a)(d)

Fulton County Hsg. Auth.          4,470                                 4,470
Multi-family Hsg. Rev. Rfdg.
(Champions Green Apts.
Proj.) Series 1994 B, 3.1%,
LOC Southtrust Bank NA, VRDN
(a)

Georgia Gen. Oblig. Bonds         5,440                                 5,440
Series 97C1001, 3.15%,
tender 4/6/99 (Liquidity
Facility Citibank, New York
NA) (a)(e)

Georgia Hsg. & Fin. Auth.         1,700                                 1,700
Single Family Hsg. Rev.
Bonds Series 1998 C2, 3.25%,
tender 10/1/99 (d)

Georgia Muni. Elec. Auth.
Bonds (Gen. Resolution Proj.):

Series 1985 A, 2.95% 4/9/99,      5,000                                 5,000
LOC Morgan Guaranty  Trust
Co., NY, CP mode

Series 1985 B, 2.7% 4/5/99,       4,300                                 4,300
LOC Morgan Guaranty  Trust
Co., NY, CP mode

Georgia Muni. Gas Auth. Rev.      4,990                                 4,990
Bonds (Southern Portfolio I
Proj.) Series D, 2.85%
4/12/99, LOC Wachovia  Bank
NA, CP mode

Georgia Port Auth. Rev.:

(Colonel's Island Term.)          1,800                                 1,800
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

(Mayor's Point Term.) Series      2,900                                 2,900
1992, 3.1%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

Greene County Dev. Auth. Ind.     1,450                                 1,450
Dev. Rev. (Chipman-Union,
Inc. Proj.) Series 1991,
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Gwinnett County Dev. Auth.
Ind. Dev. Rev.:

(Curtis 1000, Inc. Proj.)         4,060                                 4,060
Series 1996, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

(Klockner Namasco Corp.)          1,800                                 1,800
3.05%, LOC NationsBank NA,
VRDN (a)(d)

(O'Neal Steel, Inc.) 3.05%,       1,500                                 1,500
LOC NationsBank NA, VRDN
(a)(d)

(Sheperd Construction Co.,        900                                   900
Inc.) 3.1%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Gwinnett County Hsg. Auth.       $ 4,300                               $ 4,300
Multi-family Hsg. Rev.
(Herrington Woods Apt.)
Series 1996 A, 3%, LOC Key
Bank, NA, VRDN (a)(d)

Gwinnett County School            8,900                                 8,944
District TAN 3.5% 12/31/99

Henry County Dev. Auth. Solid     5,600                                 5,600
Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997,
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Jenkins County Dev. Auth.         1,500                                 1,500
Ind. Rev. (Metal Ind., Inc.)
3.05%, LOC NationsBank NA,
VRDN (a)(d)

Metro. Atlanta Rapid Transit
Auth. Sales Tax Rev.
Participating VRDN:

Series 59, 3.07% (Liquidity       3,400                                 3,400
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series PT 1064, 2.97%             6,500                                 6,500
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Paulding County Ind. Bldg.        2,350                                 2,350
Auth. Rev. (Cadillac
Products, Inc.) Series 1994,
3.1%, LOC NBD Bank NA,
Detroit, VRDN (a)(d)

Pierce County Ind. Dev. &         1,310                                 1,310
Bldg. Auth. Ind. Dev. Rev.
(American Egg Products,
Inc.) Series 1989, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Richmond County Dev. Auth.
Solid Waste Disp. Rev.
(Evergreen Nylon Proj.):

Series 1998, 3.05%, LOC           3,400                                 3,400
Banque Nationale de Paris,
VRDN (a)(d)

3.05%, LOC Banque Nationale       1,700                                 1,700
de Paris, VRDN (a)(d)

Savannah Econ. Dev. Auth. Rev.:

(Home Depot, Inc.) Series         15,600                                15,600
1995 A, 3.1%, VRDN (a)(d)

(Kaolin Term., Inc.) 3.05%,       10,200                                10,200
LOC NationsBank NA, VRDN
(a)(d)

Savannah Port Auth. Rev.          4,100                                 4,100
(Pier 1 Imports, Inc.) 3.1%,
LOC Bank One, Texas NA, VRDN
(a)(d)

Summerville Ind. Dev. Auth.       4,000                                 4,000
Facility Rev. (Image Ind.,
Inc. Proj.) Series 1997,
3.05%, LOC First Union
Nat'l. Bank of North
Carolina, VRDN (a)(d)

Vienna Dev. Auth. Ind. Dev.       900                                   900
Rev. (Mid-Georgia Processing
Co.) 3.05%, LOC NationsBank
NA, VRDN (a)(d)

Worth County Ind. Dev. Auth.      1,200                                 1,200
Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.)
Series 1996 B, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

                                                                        146,381

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

HAWAII - 2.0%

Hawaii Arpt. Sys. Rev.           $ 16,790                              $ 16,790
Participating VRDN Series PT
190A, 3.02% (Liquidity
Facility Bayerische Hypo-und
 Vereinsbank AG) (a)(d)(e)

Hawaii Dept. of Budget & Fin.     4,995                                 4,995
Rev. Participating VRDN
Series PA 343, 3.01%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Hawaii Dept. of Budget & Fin.
Spl. Purp. Rev. Bonds
(Citizens Utils.):

Series 1988 A, 3.15% 3/15/99,     2,600                                 2,600
CP mode (d)

Series 1988 C, 3.15% 3/15/99,     2,415                                 2,415
CP mode (d)

Hawaii Gen. Oblig.
Participating VRDN:

Series PA 167, 2.97%              2,705                                 2,705
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1044, 2.97%             4,000                                 4,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Hawaii Hsg. Fin. & Dev. Corp.
Single Family Mtg. Rev.
Participating VRDN:

Series PT 1049, 3.02%             3,300                                 3,300
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 35, 3.02%               2,645                                 2,645
(Liquidity Facility Banque
Nationale de Paris) (a)(d)(e)

Honolulu City & County Gen.       3,810                                 3,810
Oblig. Participating VRDN
Series ROC 23, 3.07%
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

                                                                        43,260

IDAHO - 0.2%

Idaho Hsg. & Fin. Assoc.
Participating VRDN:

Series PA 145, 3.02%              2,894                                 2,894
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 247, 3.02%              2,500                                 2,500
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

                                                                        5,394

ILLINOIS - 5.9%

Belvidere Ind. Dev. Rev. (R &     2,200                                 2,200
D Thiel, Inc. Proj.) Series
1996, 3.2%, LOC US Bank NA,
VRDN (a)(d)

Carol Stream Multi-family         1,415                                 1,415
Rev. (Saint Charles Square
Proj.) 3.05% (Fannie Mae
Guaranteed), VRDN (a)(d)

Chicago Board of Ed.
Participating VRDN:

Series 1997 E, 3.05%              3,125                                 3,125
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago Board of Ed.
Participating VRDN: -
continued

Series 1998 115, 3.07%           $ 8,400                               $ 8,400
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series FR/RI 98 39, 3.1%          6,100                                 6,100
(Liquidity Facility
Commerzbank AG) (a)(e)

Series PT 252, 2.97%              2,995                                 2,995
(Liquidity Facility
Commerzbank AG) (a)(e)

Chicago Gas Supply Rev.:

Bonds (The Peoples Gas Lt. &      1,975                                 1,975
Coke Co.) 3.2%,  tender
12/1/99 (d)

Participating VRDN Series PT      5,995                                 5,995
213, 3.02% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Chicago Gen. Oblig.
Participating VRDN:

Series 22, 3.07% (Liquidity       2,400                                 2,400
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series 981302, 2.97%              4,500                                 4,500
(Liquidity Facility
Citibank,  New York NA)
(a)(e)

Chicago Ind. Dev. Rev.            2,000                                 2,000
(Ampere Automotive Corp.
Proj.)  Series 1996, 3.15%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (a)(d)

Chicago Sales Tax Rev.            2,350                                 2,350
Participating VRDN  Series
1998 92, 3.07% (Liquidity
Facility Morgan  Stanley,
Dean Witter & Co.) (a)(e)

Chicago Wtr. Rev.                 6,500                                 6,500
Participating VRDN Series
1997 V, 3.05% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(e)

Danville Ind. Dev. Rev.           5,300                                 5,300
(Freight Car Svcs., Inc.
Proj.)  3.05%, LOC Chase
Manhattan Bank, VRDN (a)(d)

Glendale Heights                  1,500                                 1,500
Participating VRDN Series PT
106,  3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.:

(Belmont Steel Proj.) Series      3,500                                 3,500
1991, 3.15%, LOC LaSalle
Nat'l. Bank, Chicago, VRDN
(a)(d)

(Camcraft Proj.) Series 1993,     300                                   300
3.15%, LOC American Nat'l.
Bank & Trust, Chicago, VRDN
(a)(d)

(Chicago Fineblanking Corp.       2,900                                 2,900
Proj.) 3.05%, LOC NBD Bank
NA, Detroit, VRDN (a)(d)

(Cloverhill Pastry Vend)          400                                   400
3.15%, LOC American Nat'l.
Bank & Trust, Chicago, VRDN
(a)(d)

(Grayhill, Inc. Proj.) Series     1,035                                 1,035
1995 B, 3.15%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.: - continued

(Mapes & Sprowl Steel Ltd.       $ 1,839                               $ 1,839
Proj.) Series 1996 A, 3.15%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

(Profile Plastics Proj.)          5,255                                 5,255
Series 1998, 3.01%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

Illinois Dev. Fin. Auth. Ind.     2,300                                 2,300
Rev. (Yale-Soth Haven Proj.)
Series 1994, 3.05%, LOC Bank
One, Indiana NA, VRDN (a)(d)

Illinois Dev. Fin. Auth. Ltd.     3,400                                 3,400
Oblg. Rev. (SWD, Inc. Proj.)
3.05%, LOC NBD Bank NA,
Detroit, VRDN (a)(d)

Illinois Dev. Fin. Auth.          1,100                                 1,100
Multi-family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series
1993, 3.05% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

Series B, 3.05% (MBIA             3,100                                 3,100
Insured) (Liquidity Facility
First Nat'l. Bank of
Chicago), VRDN (a)(d)

Series C, 2.95% (MBIA             7,800                                 7,800
Insured) (Liquidity Facility
First Nat'l. Bank of
Chicago), VRDN (a)(d)

Illinois Dev. Fin. Auth. Rev.:

Participating VRDN Series PT      4,945                                 4,945
1101, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

(Adventist Health Sys.)           5,200                                 5,200
Series A, 3% (MBIA Insured)
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.), VRDN (a)

Rfdg. (Rich Products, Corp.       6,300                                 6,300
Proj.) Series 1988, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Illinois Edl. Facilities          4,535                                 4,535
Auth. Rev. Participating
VRDN Series 1997 U, 3.05%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Illinois Health Facilities        3,500                                 3,500
Auth. Rev. Bonds (SSM Health
Care) Series 1998 B, 3.05%
4/8/99 (MBIA Insured)
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.),  CP mode

Illinois Hsg. Dev. Auth.
Homeowner Mtg. Rev. Bonds:

Series 1998 D2, 3.7%, tender      1,765                                 1,765
6/29/99, LOC GNMA (d)

Series 1998 D3, 3.7%, tender      3,320                                 3,320
6/29/99, LOC GNMA (d)

Series 1998 F2, 3.45%, tender     2,100                                 2,100
10/7/99 (d)

Lisle Village Multi-family        2,200                                 2,200
Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991,
3.05%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (a)(d)

Mundelein Ind. Dev. Rev.          500                                   500
(Print-O-Tape Proj.) Series
1997, 3.15%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Rolling Meadows Solid Waste      $ 4,500                               $ 4,500
Disp. Rev. (BFI Waste Sys.
of North America) Series 99,
2.89%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (a)(d)

Woodridge Dupage Will & Cook      1,000                                 1,000
County Ind. Dev. Rev.
(McDavid Knee Guard Proj.)
Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

                                                                        129,549

INDIANA - 2.6%

Columbus Gen. Oblig.              2,300                                 2,300
(Rock-Tenn Co. Mill
Division) Series 1995, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Crawford County Econ. Dev.        2,200                                 2,200
Rev. (Jasper Engine Exchange
Proj.) Series 1997, 3.15%,
LOC PNC Bank, Kentucky, VRDN
(a)(d)

Hebron Econ. Dev. Rev.            3,175                                 3,175
(Aarons Misty Glen Apt.
Proj.) Series 1996 A, 3.05%,
LOC Fed. Home Ln. Bank
Indianapolis, VRDN (a)(d)

Indiana Dev. Auth. Solid          2,900                                 2,900
Waste Disp. Rev. Bonds (Pure
Air on The Lake Proj.)
Series 1990 A, 3% 4/8/99,
LOC Nat'l. Westminster Bank
PLC, CP mode (d)

Indiana Hsg. Fin. Auth.           5,195                                 5,195
Participating VRDN Series
1997 H, 3.1% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(d)(e)

Indianapolis Arpt. Auth. Rev.     5,000                                 5,000
Participating VRDN Series
SGA 31, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

Indianapolis Econ. Dev. Rev.:

(EPI Printers, Inc. Proj.)        2,825                                 2,825
Series 1995, 3.05%, LOC
Comerica Bank, Detroit, VRDN
(a)(d)

(US, LLC Proj.) Series 1996,      800                                   800
3.05%, LOC Bank One,
Indiana NA, VRDN (a)(d)

Indianapolis Gas Util. Sys.       5,600                                 5,600
Rev. 3% 4/6/99, CP

Indianapolis Ind. Dev. Rev.       2,750                                 2,750
(SOHL Assoc. LLC Proj.)
Series 1995, 3.1%, LOC
BankBoston NA, VRDN (a)(d)

Lawrence County Ind. Dev.         1,400                                 1,400
Rev. (D&M Tool Proj.) 3.12%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

Lebanon Econ. Dev. Rev.           1,685                                 1,685
(White Castle Sys., Inc.
Proj.) 3.05%, LOC Bank One,
NA, VRDN (a)(d)

Logansport Ind. Dev. Rev.         1,200                                 1,200
(Nelson Tube Co.) Series
1996, 3.12%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(a)(d)

Muncie Ind. Dev. Rev.             1,000                                 1,000
(Diamond Plastics Corp.)
Series 1996, 3.1%, LOC
NationsBank NA, VRDN (a)(d)

Petersburg Solid Waste Disp.
Rev. (Indianapolis Pwr. &
Lt. Co.):

Series 1995 C, 3%, VRDN (a)(d)    5,600                                 5,600

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - CONTINUED

Petersburg Solid Waste Disp.
Rev. (Indianapolis Pwr. &
Lt. Co.): - continued

3.05%, VRDN (a)(d)               $ 6,700                               $ 6,700

Saint Joseph County Econ.         1,265                                 1,265
Dev. Auth. Rev. (Pine Oak
Apts. Proj.) 3.05%, LOC Fed.
Home Ln. Bank Indianapolis,
VRDN (a)(d)

South Bend Cmnty. School          3,600                                 3,610
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.         2,700                                 2,700
Bonds (Rural Elec. Coop.)
Series 1985 L2, 2.85%
4/13/99 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                        57,905

IOWA - 0.6%

Cedar Rapids Cmnty. School        5,000                                 5,002
District RAN 3.9% 7/1/99

Clinton Ind. Dev. Rev.            3,000                                 3,000
(Sethness Products Co.
Proj.) 3.1%, LOC Northern
Trust Co., Chicago, VRDN
(a)(d)

Waterloo Ind. Dev. Rev.           5,000                                 5,000
(O'Neal Metals, Inc. Proj.)
3.1%, LOC NationsBank NA,
VRDN (a)(d)

                                                                        13,002

KANSAS - 0.4%

Olathe Indl. Rev. (Garmin         3,445                                 3,445
Int'l., Inc.) Series 1995,
3.2%, LOC NationsBank NA,
VRDN (a)(d)

Wichita Arpt. Facilities Rev.     1,400                                 1,400
(Cessna Citation) 3.15%, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (a)(d)

Wichita Solid Waste Disp.         4,950                                 4,950
Rev. (Weyerhaeuser Co.
Proj.) 3%, VRDN (a)(d)

                                                                        9,795

KENTUCKY - 2.3%

Cynthiana Ind. Dev. Rev.          1,745                                 1,745
(E.D. Bullard Co. Proj.)
Series 1992, 3.1%, LOC
NationsBank NA, VRDN (a)(d)

Franklin County Ind. Bldg.        2,045                                 2,045
Rev. (Certified Tool &
Manufacturing) 3.05%, LOC
Bank One, Illinois NA, VRDN
(a)(d)

Jefferson County Ind. Bldg.       1,650                                 1,650
Rev. (Commercial
Lithographics Co.) 3.15%,
LOC PNC Bank NA, VRDN (a)(d)

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec.) Series 1997 A:

3% 4/7/99, CP mode (d)            2,500                                 2,500

3.15% 3/9/99, CP mode (d)         7,500                                 7,500

Kentucky Asset/Liability          1,600                                 1,600
Commission Agcy. Fund Rev.
Bonds Series 1998 A, 2.7%
4/5/99, LOC Commerzbank AG,
CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KENTUCKY - CONTINUED

Kentucky Asset/Liability         $ 8,600                               $ 8,618
Commission Gen. Fund TRAN
Series B, 4% 6/25/99

Louisville & Jefferson County
Reg'l. Arpt. Auth. Sys. Rev.:

Series 1996 A, 3.1%, LOC          11,850                                11,850
Nat'l. City Bank, Kentucky,
VRDN (a)(d)

3.1%, LOC Nat'l. City Bank,       2,850                                 2,850
Kentucky, VRDN (a)(d)

Mc Craken County Ind. Bldg.       3,150                                 3,150
Rev. (Tyler Moutain Wtr.
Proj.) Series 1996, 3.05%,
LOC Bank One, Kentucky NA,
VRDN (a)(d)

Scott County Ind. Bldg. Rev.      3,300                                 3,300
(Ropak Corp. Proj.) Series
1994, 3.05%, LOC Bank One,
NA, VRDN (a)(d)

Trimble County Poll. Cont.        2,300                                 2,300
Rev. Bonds (Louisville Gas &
Elec.) Series 1996 A, 3.15%
4/6/99, CP mode

Walton Ind. Bldg. Rev.            1,400                                 1,400
(Clarion Manufacturing Corp.
of America) 3.12%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

                                                                        50,508

LOUISIANA - 1.6%

Calcasieu Parish Pub. Trust       7,300                                 7,300
Auth. Solid Waste Disp. Rev.
(PPG Industries, Inc. Proj.)
Series 1994, 3.05%, VRDN
(a)(d)

De Quincy Rev. (Recycle Inc.      3,650                                 3,650
South. Proj.) Series 1995,
3.05%, LOC Fleet Bank NA,
VRDN (a)(d)

East Baton Rouge Poll. Cont.      5,100                                 5,100
Rev. Rfdg. (Exxon Proj.)
Series 1993, 3.25%, VRDN (a)

Louisiana Stadium &               2,445                                 2,445
Exposition District Rfdg.
Participating VRDN Series PT
1132, 3.01% (Liquidity
Facility Merrill  Lynch &
Co.) (a)(e)

New Orleans Aviation Board        7,300                                 7,300
Rev. Series 1997 A, 3.1%
(MBIA Insured) (Liquidity
Facility Cr. Suisse First
Boston, Inc.), VRDN (a)(d)

Saint James Parish Gen.           1,000                                 1,000
Oblig. (American Iron Prod.
Proj.) Series 1997, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Saint James Parish Poll.          3,900                                 3,900
Cont. Rev. Rfdg. Bonds
(Texaco Proj.) Series 1988
A, 3% 3/31/99, CP mode

South Louisiana Port              1,900                                 1,900
Commission Port Facilities
Rev. (Holnam, Inc. Proj.)
3%, LOC Wachovia Bank NA,
VRDN (a)(d)

West Baton Rouge Parish Ind.      2,000                                 2,000
Bonds (Dow Chemical Proj.
#3) 3% 4/6/99, CP mode

                                                                        34,595

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MAINE - 0.5%

Fort Fairfield Rev. (Atlantic    $ 2,000                               $ 2,000
Custom Processors) Series
1998, 3.15%, LOC PNC Bank
NA, VRDN (a)(d)

Maine Edl. Ln. Marketing          2,500                                 2,500
Corp. Student Ln. Rev.
Series 1997 A1, 3.05% (AMBAC
Insured) (BPA Cr. Suisse
First Boston, Inc.), VRDN
(a)(d)

Maine Hsg. Auth.                  2,310                                 2,310
Participating VRDN Series
1997 V,  3.02% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(d)(e)

Maine Pub. Util. Fin. Pub.        5,000                                 5,000
Util. Rev. Rfdg. Series
1996, 3.05%, LOC Bank of New
York NA, VRDN (a)(d)

                                                                        11,810

MARYLAND - 2.3%

Howard County Econ. Dev. Rev.     4,300                                 4,300
(Pace, Inc. Proj.) 3.05%,
LOC NationsBank NA, VRDN
(a)(d)

Maryland Cmnty. Dev.              12,230                                12,230
Administration Participating
VRDN Series PT 36, 3.02%
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Maryland Econ. Dev. Auth.         2,200                                 2,200
Rev. (Grafco Ind. Ltd.)
Series 1996, 3.05%, LOC
NationsBank NA, VRDN (a)(d)

Maryland Ind. Dev. Fing.          2,500                                 2,500
Auth. Econ. Dev. Rev.
(Townsend Culinary
Facilities) Series 1996,
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Montgomery County Gen. Oblig.     7,200                                 7,200
Series 1995, 2.7% 4/5/99
(Liquidity Facility UBS AG),
CP

Montgomery County Hsg.            20,300                                20,300
Opportunity Commission Hsg.
Rev. Series 1997 I, 3.1%,
LOC Key Bank, NA, VRDN (a)(d)

Prince George's County Econ.      1,975                                 1,975
Dev. Rev. (Cintas Corp. #41
Proj.) 3.15%, LOC PNC Bank
NA, VRDN (a)(d)

                                                                        50,705

MASSACHUSETTS - 1.3%

Hingham Gen. Oblig. BAN 3.75%     6,200                                 6,215
9/30/99

Massachusetts Gen. Oblig.         3,140                                 3,152
Bonds (Consolidated Ln.)
Series B, 5% 6/1/99 (FSA
Insured)

Massachusetts Hsg. Fin. Auth.     12,900                                12,900
Participating VRDN Series
1998 B, 2.94% (Liquidity
Facility Caisse des Depots
et Consignations) (a)(d)(e)

Massachusetts Tpk. Auth.          6,600                                 6,600
Participating VRDN Series
1997 N, 3.1% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

                                                                        28,867

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - 1.4%

Michigan Bldg. Auth. Rev.        $ 6,100                               $ 6,100
Series 2, 2.65% 3/10/99, LOC
Canadian Imperial Bank of
Commerce, CP

Michigan Hosp. Fin. Auth.         4,100                                 4,100
Rev. Participating VRDN
Series 1997 X, 3.05%
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(e)

Michigan Strategic Fund Poll.
Cont. Rev.:

Bonds (Dow Chemical Co.           3,300                                 3,300
Proj.) Series 1988, 3%
4/9/99, CP mode (d)

(Gen. Motors) Series 1988 A,      3,100                                 3,100
3%, VRDN (a)

Michigan Strategic Fund Solid     1,000                                 1,000
Waste Disp. Rev. (Great
Lakes Recovery) 2.95%, LOC
NBD Bank NA, Detroit, VRDN
(a)(d)

Wayne Charter County Arpt.
Rev. Participating VRDN:

Series 98 68, 3.12%               5,800                                 5,800
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(d)(e)

Series PT 1061, 3.02%             4,500                                 4,500
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(d)(e)

Wayne-Westland Cmnty. Schools     3,400                                 3,400
Participating VRDN  Series
56, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                        31,300

MINNESOTA - 0.8%

Becker Poll. Cont. Rev. Bonds     2,900                                 2,900
(Northern States Pwr. Co.
Sherburne County Gen. #3)
Series 1993 B, 3% 4/7/99,
CP mode

Chaska Ind. Dev. Rev. Rfdg.       1,425                                 1,425
(Pies, Inc. Proj.) Series
1994, 3.1%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

Minnesota Hsg. Fin. Agcy.         3,600                                 3,600
Participating VRDN Series PT
114, 2.97% (Liquidity
Facility RaboBank Nederland
Coop. Central) (a)(e)

Minnesota Pub. Facilities         2,800                                 2,800
Auth. Participating VRDN
Series 1999 1, 3.07%
(Liquidity Facility
Commerzbank AG) (a)(e)

Rochester Health Care             3,500                                 3,500
Facilities Rev. Bonds (Mayo
Foundation/Mayo Med. Ctr.)
Series 1992 A, 2.85%
4/12/99, CP mode

Sauk Rapids Ind. Dev. Rev.        2,650                                 2,650
(Bermo, Inc. & Berdass
Properties) Series 1996 A,
3.1%, LOC Firstar Bank,
Milwaukee NA, VRDN (a)(d)

                                                                        16,875

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MISSISSIPPI - 0.9%

DeSoto County Ind. Dev. Rev.     $ 2,400                               $ 2,400
(Flavorite Labs. Proj.)
Series 1991 B, 3.4%, LOC
First Tennessee Bank Na
Memphis, VRDN (a)(d)

Mississippi Bus. Fin. Corp.       2,760                                 2,760
Ind. Dev. Rev. (Pillowtex
Corp. Proj.) Series 1992,
3.05%, LOC NationsBank NA,
VRDN (a)(d)

Mississippi Bus. Fin. Corp.       1,000                                 1,000
Rev. (Calgon Carbon Corp.)
Series 1997, 3.15%, LOC PNC
Bank NA, VRDN (a)(d)

Mississippi Bus. Fin. Corp.       8,800                                 8,800
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.)
Series 1998, 3.05%, LOC
Chase Manhattan Bank, VRDN
(a)

Mississippi Home Corp.            2,600                                 2,600
Multi-family Hsg. Rev.
(Colony Park Apts.) Series
1998 I, 3.15%, LOC Amsouth
Bank, Birmingham, VRDN (a)(d)

Noxubee County Ind. Dev. Rev.     2,185                                 2,185
(Barge Forest Products Co.
Proj.) 3.65%, LOC Amsouth
Bank, Birmingham, VRDN (a)(d)

                                                                        19,745

MISSOURI - 0.4%

Lees Summit Ind. Dev. Rev.        2,300                                 2,300
(BHA Technical, Inc. Proj.)
Series 1998 A, 3.05%, LOC
NationsBank NA, VRDN (a)

Missouri Dev. Fin. Board Ind.     2,550                                 2,550
Dev. Rev. (La Grange
Foundry) Series 1996, 3.04%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (a)(d)

Missouri Envir. Impt. &           3,000                                 3,000
Energy Resource Auth. Poll.
Cont. Rev. Bonds (Union
Elec. Co.) Series 1985 A,
2.85% 4/6/99, LOC UBS AG, CP
mode

                                                                        7,850

MONTANA - 0.1%

Montana Hsg. Board
Participating VRDN:

Series PT 158, 3.02%              1,760                                 1,760
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 87, 3.02%               1,175                                 1,175
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

                                                                        2,935

NEBRASKA - 0.2%

Nebraska Invt. Fin. Auth.         4,995                                 4,995
Participating VRDN Series
1998 J, 3.07% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(d)(e)

NEVADA - 1.6%

Clark County Poll. Cont. Rev.     3,100                                 3,100
Bonds (Southern California
Edison) Series 1987 A, 3%
4/7/99, CP mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEVADA - CONTINUED

Clark County School District     $ 3,000                               $ 3,000
Participating VRDN Series SG
62, 2.97% (Liquidity
Facility Societe Generale,
France) (a)(e)

Las Vegas Valley Wtr.
District Series A:

2.8% 3/5/99, LOC Westdeutsche     5,300                                 5,300
Landesbank  Girozentrale, CP

3.4% 3/10/99, LOC Union Bank      9,800                                 9,800
of Switzerland, LOC
Westdeutsche Landesbank
Girozentrale, CP

Nevada Director of Dept.          2,215                                 2,215
Commerce Ind. Dev. Rev.
(Primex Corp.) 3.05%, LOC
Bank One, Indiana NA, VRDN
(a)(d)

Nevada Gen. Oblig.                7,600                                 7,600
Participating VRDN Series
SGB 97 31, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

Nevada Muni. Bonds Series         3,200                                 3,200
962801 Class A, 3.5%, tender
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

                                                                        34,215

NEW HAMPSHIRE - 1.8%

New Hampshire Bus. Fin. Auth.     4,700                                 4,700
Ind. Dev. Rev. (Wiggins
Airways Proj.) Series 1998,
3%, LOC BankBoston NA, VRDN
(a)(d)

New Hampshire Bus. Fin. Auth.
Poll. Cont. Rev. Bonds  (New
England Pwr. Co. Proj.):

Series 1990 A:

3.45% 5/4/99, CP mode (d)         4,000                                 4,000

3.45% 5/28/99, CP mode (d)        14,300                                14,300

Series 1990 B, 3.1% 3/10/99,      5,000                                 5,000
CP mode

New Hampshire Hsg. Fin. Auth.
Participating VRDN:

Series 1997 B, 3.1%               3,300                                 3,300
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(d)(e)

Series PA 351, 3.02%              3,215                                 3,215
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

New Hampshire Hsg. Fin. Auth.
Multi-family Hsg. Rev.:

(Fairways Proj.) 3%, LOC Gen.     3,700                                 3,700
Elec. Cap. Corp., VRDN (a)(d)

Rfdg. (Nashua-Oxford Proj.)       1,100                                 1,100
Series 1990, 3.05%
(Continental Casualty Co.
Guaranteed), VRDN (a)

                                                                        39,315

NEW JERSEY - 0.7%

Middlesex County Gen. Oblig.      10,500                                10,532
BAN 3.25% 1/24/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW JERSEY - CONTINUED

New Jersey Gen. Oblig. 2.8%      $ 3,600                               $ 3,600
4/1/99 (Liquidity Facility
Bank of Nova Scotia)
(Liquidity Facility
Commerzbank AG), CP

New Jersey Higher Ed. Auth.       2,260                                 2,260
Participating VRDN Series MS
98 18, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

                                                                        16,392

NEW MEXICO - 0.7%

Dona Ana County Ind. Dev.         1,900                                 1,900
Rev. (Karr Tool &
Manufacturing Proj.) Series
1996, 3.1%, LOC Firstar
Bank, Milwaukee NA, VRDN
(a)(d)

Espanol Ind. Dev. Rev.            3,330                                 3,330
(Nambee Mills, Inc. Proj.)
Series A, 3.1%, LOC Nat'l.
City Bank, Indiana, VRDN
(a)(d)

Farmington Poll. Cont. Rev.       4,500                                 4,500
Participating VRDN Series PT
133, 2.97% (Liquidity
Facility Cr. Suisse First
Boston, Inc.) (a)(e)

New Mexico Edl. Assistance        3,840                                 3,840
Participating VRDN Series PT
67, 3.02% (Liquidity
Facility Cr. Suisse First
Boston, Inc.) (a)(d)(e)

New Mexico Gen. Oblig. TRAN       2,000                                 2,006
4.25% 6/30/99

                                                                        15,576

NEW YORK - 3.0%

Long Island Pwr. Auth.
Participating VRDN:

Series 1998 A, 3.01%              3,800                                 3,800
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 420, 3.01%              4,100                                 4,100
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1043, 3.01%             7,100                                 7,100
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Nassau County Gen. Oblig. BAN     11,000                                11,020
Series 1999 A,  3.5% 8/17/99

New York City Muni. Wtr. Fin.     2,600                                 2,600
Auth. Participating VRDN
Series SGB 25, 3.07%
(Liquidity Facility Societe
Generale, France) (a)(e)

New York Metro. Trans. Auth.      4,100                                 4,100
Bonds Series 983204,  3.5%,
tender 9/1/99 (e)(f)

New York Metro. Trans. Auth.      7,000                                 7,000
Trans. Facilities Rev.
Series B, 2.7% 3/15/99, LOC
ABN-AMRO Bank NV, CP

New York State Dorm. Auth.
Rev. Participating VRDN:

Series 1998, 3.02% (Liquidity     2,580                                 2,580
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series PT 1067, 2.97%             3,500                                 3,500
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Energy            $ 2,300                               $ 2,300
Research & Dev. Auth.
Participating VRDN Series
FR/RI 9, 3.05% (Liquidity
Facility Bank of  New York
NA) (a)(e)

New York State Envir.             4,200                                 4,200
Facilities Corp.
Participating VRDN Series PT
1075, 2.97% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

New York State Local Govt.        5,000                                 5,000
Assistance Corp.
Participating VRDN Series PT
1040, 2.97% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

New York State Mtg. Agcy.
Participating VRDN:

Series 1997 J, 3.05%              6,320                                 6,320
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(d)(e)

Series FR/RI 24, 3.15%            1,000                                 1,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

New York State Thruway Auth.      2,150                                 2,150
Participating VRDN Series MS
23, 3.02% (Liquidity
Facility Morgan Stanley,
Dean  Witter & Co.) (a)(e)

                                                                        66,770

NEW YORK & NEW JERSEY - 1.1%

Port Auth. New York & New
Jersey Participating VRDN:

Series 6, 3.02% (Liquidity        17,470                                17,470
Facility Societe Generale,
France) (a)(d)(e)

Series PT 1077, 2.97%             6,000                                 6,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SG 117, 3.02%              1,600                                 1,600
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

                                                                        25,070

NORTH CAROLINA - 1.3%

Buncombe County Ind.              1,800                                 1,800
Facilities & Poll. Cont.
Fin. Auth. Rev. (Gold Star
Coating) Series 1997, 3.1%,
LOC Comerica Bank, Detroit,
VRDN (a)(d)

Catawba County Ind.               2,000                                 2,000
Facilities & Poll. Cont.
Fin. Auth. (Kroehler
Furniture Proj.) Series
1998, 3.1%, LOC Nat'l.  City
Bank, VRDN (a)(d)

Cleveland County Ind.             3,300                                 3,300
Facilities & Poll. Cont.
Fin. Auth. Solid Waste Disp.
Rev. (PPG Ind. Proj.) 3%,
VRDN (a)(d)

Columbus County Ind. Dev.         2,000                                 2,000
Poll. Cont. Rev. 3.1%, LOC
Banque Nationale de Paris,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NORTH CAROLINA - CONTINUED

Henderson County Ind.            $ 1,700                               $ 1,700
Facilities & Poll. Cont.
Fin. Auth.  Rev. (American
Coating Technologies) 3.05%,
LOC NationsBank NA, VRDN
(a)(d)

Mecklenburg County Ind.           2,800                                 2,800
Facilities & Poll. Cont.
Fin. Auth.  Rev. (Stefano
Foods, Inc.) Series 1996,
3.05%, LOC NationsBank NA,
VRDN (a)(d)

North Carolina Eastern Muni.      1,600                                 1,600
Pwr. Agcy. 3% 4/8/99,  LOC
Canadian Imperial Bank of
Commerce, CP

Piedmont Triad Arpt. Spl.         10,100                                10,100
Facilities Rev. (Triad
Int'l. Maintenance Corp.
Proj.) Series 1989, 3.35%,
LOC Citibank, New York NA,
LOC Mellon Bank NA,
Pittsburgh, VRDN (a)(d)

Surry County Ind. Facilities      900                                   900
& Poll. Cont. Rev. (Intex
Corp.) 3.05%, LOC
NationsBank NA, VRDN (a)(d)

Wake County Ind. Facilities &     3,155                                 3,155
Poll. Cont. Fin. Agcy. Ind.
Dev. Rev. (Carolina Ind.
LLC) Series 1997, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

                                                                        29,355

NORTH DAKOTA - 0.2%

Fargo Ind. Dev. Rev. (Owen        1,000                                 1,000
Ind., Inc. Proj.) Series
1997, 3.15%, LOC Mellon Bank
NA, Pittsburgh, VRDN (a)(d)

Hebron Ind. Dev. Rev. (Dacco,     1,500                                 1,500
Inc. Proj.) 3.15%, LOC US
Bank NA, VRDN (a)(d)

Oliver County Poll. Cont.         2,500                                 2,500
Rev. Participating VRDN
Series MSDW 1998 12, 3.07%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

                                                                        5,000

OHIO - 1.0%

Cincinnati Student Ln. Fdg.       3,700                                 3,700
Corp. Student Ln. Rev.
Series 1998 A2, 3.05% (BPA
Bank of America Nat'l. Trust
& Savings Assoc.), VRDN
(a)(d)

Cleveland Wtrwks. Rev.            1,150                                 1,150
Participating VRDN Series
58, 3.02% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Columbus Gen. Oblig. Bonds        2,000                                 2,012
Series 2, 5.5% 6/15/99

Hamilton County Participating     2,400                                 2,400
VRDN Series 15, 3.04%
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Middletown Ind. Dev. Rev.         500                                   500
(Pilot Chemical Proj.)
3.05%,  LOC Bank One, NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy.             $ 10,195                              $ 10,195
Participating VRDN Series PT
241, 3.01% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Ohio Hsg. Fin. Agcy.              1,000                                 1,000
Multi-family Hsg. Rev.
(Pedcor Invt. Willowlakes
Apt.) Series A, 3.05%, LOC
Bank One, NA, VRDN (a)(d)

Ohio Ind. Dev. Rev. (Masashi      1,060                                 1,060
Nagai/Snair Co.) Series 1998
A, 3%, LOC Bank One, NA,
VRDN (a)(d)

Summit County Ind. Dev. Rev.      990                                   990
(Ganzhorn Properties Proj.)
3.05%, LOC Bank One, NA,
VRDN (a)(d)

                                                                        23,007

OKLAHOMA - 2.2%

Oklahoma Dev. Fin. Auth. Rev.     2,000                                 2,000
(Shawnee Fdg. LP) Series
1996, 3.1%, LOC Bank of Nova
Scotia, VRDN (a)(d)

Oklahoma Hsg. Fin. Auth.:

Participating VRDN:

Series 1996 G, 3.02%              1,420                                 1,420
(Liquidity Facility Caisse
des  Depots et
Consignations) (a)(d)(e)

Series PT 104, 3.02%              1,985                                 1,985
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 167, 3.02%              2,555                                 2,555
(Liquidity Facility Banque
Nationale de Paris) (a)(d)(e)

Single Family Mtg. Rev. Bonds     3,040                                 3,040
(Home Ownership  Ln. Prog.)
Series 1998 C, 3.55%, tender
9/1/99  (FGIC Guaranteed) (d)

Oklahoma Ind. Fin. Auth.          7,600                                 7,600
Bonds Series L, 3.1%, tender
5/3/99, LOC Landesbank
Hessen-Thuringen (d)

Southeastern Ind. Auth. Solid     21,000                                21,000
Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3%,
VRDN (a)(d)

Tulsa Ind. Auth. Ind. Dev.        5,000                                 5,000
Rev. (Southwest United Ind.,
Inc./Southwest Aeroservices
Proj.) Series 1998, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

Tulsa Int'l. Arpt.                3,145                                 3,145
Participating VRDN Series
1997 B1, 3.12% (Liquidity
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(d)(e)

                                                                        47,745

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OREGON - 0.9%

Lane County Swr. Disp. Rev.      $ 7,100                               $ 7,100
(Weyerhauser Co. Proj.)  3%,
VRDN (a)(d)

Oregon Econ. Dev. Dept. Solid     3,000                                 3,000
Waste Disp. Rev.
(Weyerhaeuser Co. Proj.)
Series CL, 3%, VRDN (a)(d)

Oregon Econ. Dev. Rev.:

(Behlen Manufacturing Co.         1,900                                 1,900
Proj.) Series 172, 3.2%,
LOC Nat'l. Bank of Canada,
VRDN (a)(d)

(Cascade Steel Rolling Mills)     1,500                                 1,500
Series 176, 2.95%,  LOC
Commerzbank AG, VRDN (a)(d)

Oregon Hsg. & Cmnty. Svcs.        1,830                                 1,830
Dept. Single Family Mtg.
Rev. Bonds Series F, 3.65%
8/31/99 (d)

Port Umatilla Ltd. Oblig.         700                                   700
Rev. (Hermiston Foods Proj.)
 Series 1989, 3.25%, LOC US
Bank NA, VRDN (a)(d)

Portland Econ. Dev. Rev.          3,100                                 3,100
(Columbia Aluminum
Recycling)  3%, LOC US Bank
NA, VRDN (a)(d)

                                                                        19,130

PENNSYLVANIA - 2.4%

Berks County Ind. Dev. Auth.      1,335                                 1,335
Ind. Dev. Rev. (Continental
Assurance Co. Proj.) Series
82, 2.9% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Cambria County Ind. Dev.          5,300                                 5,300
Auth. (Cambria Cogen Co.
Proj.) Series 1998 A1,
3.05%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (a)(d)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1991 A, 3% 4/7/99, LOC     1,375                                 1,375
Nat'l. Westminster  Bank
PLC, CP mode (d)

3.25% 3/4/99, LOC Nat'l.          4,050                                 4,050
Westminster Bank PLC,  CP
mode (d)

Crawford County Ind. Dev.         3,000                                 3,000
Auth. Rev. (Clear Lake
Lumber, Inc. Proj.) Series
1997, 3.15%, LOC PNC Bank
NA, VRDN (a)

Dallastown Area School            1,900                                 1,900
District York County Series
1998,  3% (FGIC Insured)
(BPA FGIC-SPI), VRDN (a)

Delaware County Ind. Dev.         4,200                                 4,200
Auth. Bonds (Philadelphia
Elec.) Series 1988 A, 2.7%
4/5/99 (FGIC Insured), CP
mode

Erie County Ind. Dev. Auth.       1,500                                 1,500
Rev. (Carlisle Corp. Proj.)
Series 1993, 3.1%, LOC
SunTrust Bank of  Atlanta,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Northumberland County Ind.       $ 2,085                               $ 2,085
Dev. Auth. Rev. (Furman
Farms, Inc. Proj.) 3.05%,
LOC First Union Nat'l. Bank
of North Carolina, VRDN
(a)(d)

Pennsylvania Econ. Dev. Fing.
Auth. Econ. Dev. Rev.:

(BPS Dev. Proj.) Series 1989      150                                   150
D3, 3.15%, LOC PNC  Bank NA,
VRDN (a)(d)

(C&D Charter Pwr. Sys.)           900                                   900
Series 1991 D6, 3.15%,  LOC
PNC Bank NA, VRDN (a)(d)

(Giffen, Schlaegle &              525                                   525
Pirillia) Series 1992 A3,
3.15%,  LOC PNC Bank NA,
VRDN (a)(d)

Series 1994 B3, 3.15%, LOC        1,400                                 1,400
PNC Bank NA, VRDN (a)(d)

Series 1995 D10, 3.15%, LOC       1,100                                 1,100
PNC Bank NA, VRDN (a)(d)

Series 1995 D4, 3.15%, LOC        1,100                                 1,100
PNC Bank NA, VRDN (a)(d)

Series 1997 B3, 3.15%, LOC        1,700                                 1,700
PNC Bank NA, VRDN (a)(d)

Series 1997 B4, 3.15%, LOC        1,700                                 1,700
PNC Bank NA, VRDN (a)(d)

Pennsylvania Econ. Dev. Fing.     220                                   220
Auth. Rev. (Johnstown Corp.
Proj.) 3.15%, LOC PNC Bank
NA, VRDN (a)(d)

Pennsylvania Gen. Oblig.          1,400                                 1,419
Bonds Series 2, 5% 11/15/99
(AMBAC Insured)

Pennsylvania                      4,000                                 4,028
Intergovernmental Coop.
Auth. Spl. Tax Rev. Rfdg.
Bonds (Philadelphia Fdg.
Prog.) 5.75% 6/15/99 (FGIC
Insured)

Philadelphia Ind. Dev. Rev.       2,300                                 2,300
(30th Street Station Proj.)
2.85% (MBIA Insured)
(Liquidity Facility Canadian
Imperial Bank of Commerce),
VRDN (a)(d)

Philadelphia School District      2,000                                 2,000
Participating VRDN Series PT
1134, 2.89% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 A:

3% 4/8/99, LOC Nat'l.             2,000                                 2,000
Westminster Bank PLC,  CP
mode (d)

3.15% 3/9/99, LOC Nat'l.          1,000                                 1,000
Westminster Bank PLC,  CP
mode (d)

Series 1990 B, 3% 4/9/99, LOC     7,050                                 7,050
Nat'l. Westminster  Bank
PLC, CP mode (d)

                                                                        53,337

SOUTH CAROLINA - 3.7%

Abbeville City Ind. Dev. Rev.     4,000                                 4,000
(Springs Ind., Inc. Proj.)
3.05%, LOC Wachovia Bank NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

Dorchester County Ind. Dev.      $ 6,650                               $ 6,650
Rev. (SYN Strand, Inc.)
Series 1994, 3.05%, LOC
Wachovia Bank NA, VRDN (a)(d)

Lancaster County Ind. Dev.        1,500                                 1,500
Rev. (Synteen Technologies,
Inc. Proj.) Series 1997,
3.1%, LOC NationsBank NA,
VRDN (a)(d)

Marion County Ind. Dev. Rev.      2,985                                 2,985
(New South, Inc. Proj.)
Series 1994, 3.1%, LOC
NationsBank NA, VRDN (a)(d)

Orangeburg County Solid Waste     3,595                                 3,595
Disp. Facilities Rev.
Participating VRDN Series
1997 B, 3.1% (Liquidity
Facility First Union Nat'l.
Bank of North Carolina)
(a)(d)(e)

South Carolina Hsg. Fin. &        2,985                                 2,985
Dev. Participating VRDN
Series PT 1095, 2.97%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

South Carolina Hsg. Fin. &        3,300                                 3,300
Dev. Auth. Mtg. Rev. Bonds
Series 1997 B, 3.7%, tender
7/1/99 (Nat'l. Westminster
Bank PLC Guaranteed) (d)

South Carolina Jobs Econ.
Dev. Auth. Rev.:

(Alexander Machinery, Inc.        2,300                                 2,300
Proj.) Series 1994, 3.1%,
LOC NationsBank NA, VRDN
(a)(d)

(Alfmeier Corp.) 3.05%, LOC       3,500                                 3,500
Bayerische Landesbank
Girozentrale, VRDN (a)(d)

(Chambers Richland Co.            2,000                                 2,000
Landfill) Series 1997, 3.1%,
 LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

(Drake Molding Corp. Proj.)       5,780                                 5,780
Series 1995, 3%, LOC First
of America Bank NA, VRDN
(a)(d)

(Foundry, Steel, Champion         3,000                                 3,000
Tooling and Machining)
Series 1996, 3.05%, LOC
Wachovia Bank NA, VRDN (a)(d)

(Keys Printing Co.) 3.05%,        3,500                                 3,500
LOC Wachovia Bank NA, VRDN
(a)(d)

(Mohawk Ind., Inc.):

Series 1997 B, 3.15%, LOC         1,200                                 1,200
First Union Nat'l. Bank of
North Carolina, VRDN (a)(d)

3.15%, LOC First Union Nat'l.     1,000                                 1,000
Bank of North Carolina, VRDN
(a)(d)

3.15%, LOC First Union Nat'l.     2,325                                 2,325
Bank of North Carolina, VRDN
(a)(d)

(Paxar Corp. Proj.) Series        6,000                                 6,000
1996, 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

(Titan Wheel Int'l. Proj.)        9,500                                 9,500
Series 1995, 3.1%, LOC
NationsBank NA, VRDN (a)(d)

(Wellman, Inc. Proj.) 3.05%,      7,500                                 7,500
LOC Wachovia Bank NA, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Trans.            $ 2,200                               $ 2,212
Infrastructure Bonds Series
1998 A,  4% 10/1/99 (MBIA
Insured)

Spatanburg County Ind. Dev.       2,200                                 2,200
Rev. (Prym-Dritz Corp.
Proj.) 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

Union County Ind. Dev. Auth.      4,000                                 4,000
Rev. (Fed. Paper Board
Proj.) 3.05%, LOC Wachovia
Bank NA, VRDN (a)(d)

                                                                        81,032

SOUTH DAKOTA - 0.6%

South Dakota Hsg. Dev. Auth.:

Bonds 3.75%, tender 8/5/99 (d)    1,685                                 1,685

Participating VRDN:

Series PA 119, 3.02%              665                                   665
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 85, 3.02%               640                                   640
(Liquidity Facility RaboBank
Nederland Coop. Central)
(a)(d)(e)

Home Ownership Mtg.:

Series 1997 E, 3.2%, VRDN         4,275                                 4,275
(a)(d)

Bonds Series 1998 C, 3.75%,       1,250                                 1,250
tender 8/5/99 (d)

Bonds Series 1998 I, 3.2%         5,300                                 5,300
12/2/99 (d)

                                                                        13,815

TENNESSEE - 2.6%

Chattanooga Ind. Dev. Board       1,500                                 1,500
Ind. Rev. (Burner Systems
Int'l., Inc.) 3.05%, LOC
NationsBank NA, VRDN (a)(d)

Claiborne County Ind. Dev.        1,600                                 1,600
Board Ind. Dev. Rev. (Royal
Sterilization Sys.) 3.4%,
LOC First Tennessee Bank NA
Memphis, VRDN (a)(d)

Cumberland County Ind. Dev.       1,000                                 1,000
Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.15%,
LOC PNC Bank NA, VRDN (a)(d)

Jackson Ind. Dev. Board Solid     5,000                                 5,000
Waste Disp. Rev. (Florida
Steel Corp. Proj.) Series
1995, 3.05%, LOC NationsBank
NA, VRDN (a)(d)

McMinn County Ind. Dev. Board     2,100                                 2,100
Ind. Rev. (Southern Ionics,
Inc. Proj.) 3.15%, LOC
Southtrust Bank NA, VRDN
(a)(d)

Memphis-Shelby County Ind.        3,200                                 3,200
Poll. Cont. Rev. (Birmingham
Steel) Series 1996, 3.15%,
LOC PNC Bank NA, VRDN (a)(d)

Metropolitan Gov't. Nashville     3,500                                 3,500
& Davidson County
Participating VRDN Series
SGA 11, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Morristown Ind. Dev. Board
Ind. Dev. Rev.:

(BOS Automotive Prod.) 3.1%,     $ 1,000                               $ 1,000
LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

(Lakeway Container, Inc.          2,000                                 2,000
Proj.) Series 1993, 3.4%,
LOC First Tennessee Bank NA
Memphis, VRDN (a)(d)

Oak Ridge Ind. Dev. Board         1,200                                 1,200
Rev. (Solid Waste Facilities
M4 Envir. LP) Series 1996,
3.1%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Savannah Ind. Dev. Corp. Ind.     3,000                                 3,000
Dev. Rev. (Shiloh Foods
Proj.) 3.05%, LOC
Nationsbank of Tennessee NA,
VRDN (a)(d)

Shelby County:

Participating VRDN Series SGB     5,930                                 5,930
21, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

Gen. Oblig.:

2.85% 4/13/99, CP                 1,200                                 1,200

3% 4/7/99, CP                     1,500                                 1,500

3.15% 3/9/99 (Liquidity           2,000                                 2,000
Facility Landesbank
Hessen-Thuringen), CP

South Pittsburg Ind. Dev.         1,800                                 1,800
Board Rev. (Lodge
Manufacturing Proj.) 3.1%,
LOC SunTrust Bank, Nashville
NA, VRDN (a)(d)

Tennessee Hosp. Dev. Agcy.        7,540                                 7,540
Participating VRDN Series PT
25, 3.02% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

Tennessee Hsg. Dev. Agcy.
Participating VRDN:

Series PT 59A, 3.02%              5,625                                 5,625
(Liquidity Facility Cr.
Suisse First Boston, Inc.)
(a)(d)(e)

Series PT 59B, 3.02%              3,950                                 3,950
(Liquidity Facility Cr.
Suisse First Boston, Inc.)
(a)(d)(e)

Trenton Ind. Dev. Rev.            2,045                                 2,045
(Dyersburg Fabrics, Inc.)
Series 1990, 3.1%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Williamson County Ind. Dev.       1,500                                 1,500
Board Rev. (Telco, Inc.)
Series 1996, 3.1%, LOC
Nationsbank of Tennessee NA,
VRDN (a)(d)

                                                                        58,190

TEXAS - 16.6%

Austin Independent School         6,600                                 6,600
District Variable Rate TRAN
3.536% 8/31/99 (a)(f)

Austin Util. Sys. Rev.:

Participating VRDN Series ROC     8,990                                 8,990
33, 3.07% (Liquidity
Facility Toronto Dominion
Bank) (a)(e)

Series A, 3.35% 3/5/99, LOC       2,000                                 2,000
Morgan Guaranty  Trust Co.,
NY, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Bell County Ind. Dev. Corp.      $ 1,960                               $ 1,960
Ind. Dev. Rev. (Metal Sales
Manufacturing Corp.) 3.05%,
LOC Star Bank NA, VRDN (a)(d)

Brazos River Auth. Poll.
Cont. Rev. Rfdg. Bonds
(Texas Util. Elec. Co.
Proj.) Series 1994 A:

2.7% 3/16/99, LOC Canadian        3,200                                 3,200
Imperial Bank of  Commerce,
CP mode (d)

3% 4/8/99, LOC Canadian           3,000                                 3,000
Imperial Bank of  Commerce,
CP mode (d)

Brazos River Hbr. Navigation
District Bonds  (Dow
Chemical Co. Proj.) Series
1988:

3% 4/9/99, CP mode (d)            3,150                                 3,150

3.4% 3/5/99, CP mode (d)          2,000                                 2,000

Brazos River Hbr. Navigation      1,000                                 1,000
District Brazoria County
Rev. (Dow Chemical Co.
Proj.) Series 1996, 3.4%,
VRDN (a)(d)

Brazos River Hbr. Navigation
District Rev.:

Bonds (Dow Chemical Co. Proj.):

Series 1991:

2.95% 4/6/99, CP mode             4,900                                 4,900

3% 4/8/99, CP mode                21,000                                21,000

Series 1992:

3% 4/7/99, CP mode (d)            8,590                                 8,590

3% 4/8/99, CP mode (d)            5,000                                 5,000

(Dow Chemical Co. Proj.)          1,000                                 1,000
Series 1992 A, 3.4%, VRDN
(a)(d)

Brownsville Ind. Dev. Corp.       1,000                                 1,000
Rev. Rfdg. (Rich-Seapak
Corp.) Series 1997, 3.1%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Carroll Independent School        5,200                                 5,200
District Participating VRDN
Series PT 1120, 2.97%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Cleburne Ind. Dev. Corp. Ind.     1,575                                 1,575
Dev. Rev. (Southwestern
Analytical Chemical) 3.15%,
LOC Nat'l. City Bank, VRDN
(a)(d)

Colorado River Muni. Wtr.         3,480                                 3,480
District Participating VRDN
Series PA 187, 2.97%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Dallas Area Rapid Transit
Sales Tax Rev.:

Series A, 3.35% 3/5/99, LOC       6,750                                 6,750
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Dallas Area Rapid Transit
Sales Tax Rev.: - continued

Series B, 2.95% 4/19/99, LOC     $ 5,000                               $ 5,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

Dallas Gen. Oblig.                14,700                                14,700
Participating VRDN Series
1998 93, 3.04% (Liquidity
Facility Morgan Stanley,
Dean  Witter & Co.) (a)(e)

Dallas Wtr. & Swr. Sys. Rev.
Series B:

3% 4/21/99, CP                    1,310                                 1,310

3.15% 3/26/99, CP                 5,000                                 5,000

El Paso Ind. Dev. Auth. Rev.      1,200                                 1,200
(Camden Wire Co., Inc.)
Series 1996, 3.15%, LOC
Chase Manhattan Bank of
Delaware, VRDN (a)(d)

Fort Worth Wtr. & Swr. Rev.
Series B:

2.85% 5/3/99, CP                  2,900                                 2,900

2.85% 5/11/99, CP                 1,700                                 1,700

Georgetown Ind. Dev. Corp.        2,700                                 2,700
Rev. (Chatsworth Prods.,
Inc.) Series 1996, 3.05%,
LOC Bank One, Texas NA, VRDN
(a)(d)

Grand Prairie Ind. Dev. Auth.     900                                   900
Ind. Dev. Rev.
(Precision/API Ketema Proj.)
Series 1996, 3.5%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Greater East Texas Higher Ed.
Auth. Student Ln. Rev.:

Bonds Series 1993 B:

3%, tender 2/1/00, LOC            24,000                                24,000
Student Ln. Marketing Assoc.
(d)

3.8%, tender 6/1/99, LOC          7,000                                 7,000
Student Ln.  Marketing
Assoc. (d)

Rfdg. Bonds:

Series 1992 A, 3.55%, tender      4,300                                 4,300
9/1/99, LOC Student Ln.
Marketing Assoc.

Series 1992 B, 3.6%, tender       4,900                                 4,900
9/1/99, LOC Student Ln.
Marketing Assoc. (d)

Greater Texas Student Ln.         2,800                                 2,800
Corp. Rev. Bonds Series 1998
A, 3%, tender 2/1/00, LOC
Student Ln. Marketing Assoc.
(d)

Gulf Coast Ind. Dev. Auth.        1,000                                 1,000
Solid Waste Rev. (Citgo
Petroleum Corp.) Series
1995, 3.4%, LOC NationsBank
NA, VRDN (a)(d)

Harlingen Ind. Dev. Auth.         3,500                                 3,500
Ind. Dev. Rev. (Gibbs-Texas
Die Casting) 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Harris County Sub. Lien Rev.
Series A:

2.55% 3/15/99, CP                 4,248                                 4,248

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Harris County Sub. Lien Rev.
Series A: - continued

3.1% 3/9/99, CP                  $ 3,026                               $ 3,026

Houston Arpt. Sys. Rev.           2,200                                 2,200
Participating VRDN Series
PT-1102 3.07% (Liquidity
Facility Merrill Lynch &
Co.) (a)(d)(e)

Houston Gen. Oblig.:

Participating VRDN Series SGA     4,630                                 4,630
28, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

Series A, 3.45% 3/17/99           4,400                                 4,400
(Liquidity Facility Toronto
Dominion Bank), CP

Series B, 3.05% 3/11/99, CP       3,800                                 3,800

Series C, 3% 4/7/99, CP           3,000                                 3,000

TRAN Series 1998 A, 3.56%         4,600                                 4,600
4/15/99

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN Series         9,480                                 9,480
FR/RI 5, 3.1% (Liquidity
Facility Bank of New York
NA) (a)(e)

Series A:

2.85% 4/8/99, CP                  3,800                                 3,800

2.85% 4/12/99, CP                 5,100                                 5,100

2.9% 4/1/99, CP                   2,100                                 2,100

3% 4/6/99, CP                     2,600                                 2,600

Matagorda County Navigation       3,380                                 3,380
District Participating VRDN
Series 1989 D, 3.02%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Mineral Wells Ind. Dev. Corp.     2,900                                 2,900
Rev. (Electronic
Interconnects) Series 1997,
3.2%, LOC Marine Midland
Bank NA, VRDN (a)(d)

North Central Texas Health        15,000                                15,000
Facilities Dev. Rev. Bonds
(Dallas Methodist Hosp.
Proj.) Series 1998, 3.4%

North Texas Tollway Auth.         1,890                                 1,890
Participating VRDN Series PA
188, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Plano Health Facilities Dev.      3,400                                 3,400
Corp. Hosp. Rev. Bonds
(Children's & Presbyterian
Healthcare Ctr.) 2.95%
4/8/99 (MBIA Insured) (BPA
Chase Bank of Texas NA), CP
mode

Sabine River Auth. Poll.          5,300                                 5,300
Cont. Rev. Rfdg. (Texas
Util. Elec. Co. Proj.)
Series 1997 A, 3.05% (MBIA
Insured), LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)(d)

San Antonio Elec. & Gas Sys.
Rev. Participating VRDN:

Series SG 101, 2.97%              8,000                                 8,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 105, 2.97%              8,420                                 8,420
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

San Antonio Ind. Dev. Auth.      $ 1,000                               $ 1,000
Ind. Dev. Rev. (LGC Bldg. &
KLN Steel Proj.) Series
1998, 3.1%, LOC NationsBank
NA, VRDN (a)(d)

San Antonio Wtr. Rev. Bonds       4,000                                 4,000
Participating VRDN Series
964306 Class A, 3.02%
(Liquidity Facility
Citibank, New York NA) (a)(e)

San Marcos Ind. Dev. Corp.        3,250                                 3,250
Ind. Dev. Rev. (Butler
Manufacturing Co.) Series
1995, 2.99%, LOC NationsBank
NA, VRDN (a)(d)

Sunbelt Ind. Dev. Corp. Rev.      2,900                                 2,900
(Fort Dearborn Lithograph)
Series 1995, 3.05%, LOC NBD
Bank NA, Detroit, VRDN (a)(d)

Terrell Dev. Corp. Ind. Dev.      1,700                                 1,700
Rev. (Consolidated Sys.)
3.05%, LOC Wachovia Bank NA,
VRDN (a)(d)

Texas Assoc. School Board         6,500                                 6,500
Ctfs. of Prtn. TAN Series
1998 A, 4% 8/31/99

Texas Gen. Oblig. TRAN 4.5%       47,100                                47,434
8/31/99

Texas Muni. Pwr. Agcy. Rev.:

3% 4/7/99, CP                     4,600                                 4,600

3% 4/8/99, CP                     5,400                                 5,400

Univ. of Texas Univ. Rev.:

Participating VRDN Series         9,000                                 9,000
1998 97, 3.07% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series A, 3.15% 3/9/99, CP        6,503                                 6,503

                                                                        366,866

UTAH - 1.8%

Central Utah Wtr. Conservancy     2,615                                 2,616
District Bonds Series 1998
D, 3.5% 4/1/99

Davis County School District      2,000                                 2,001
Bonds 3.25% 6/1/99

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg. Bonds Series 1985 E2:

2.6% 3/15/99 (AMBAC Insured)      2,400                                 2,400
(BPA UBS AG), CP mode

2.85% 3/15/99 (AMBAC Insured)     3,000                                 3,000
(BPA UBS AG), CP mode

Series 1997 B1, 3.15% 3/9/99,     6,000                                 6,000
CP

Series 1997 B2, 3.05%             2,300                                 2,300
3/11/99, CP

Series 1997 B3:

2.7% 4/5/99, CP                   5,000                                 5,000

2.7% 4/5/99, CP                   6,175                                 6,175

Salt Lake City Gen. Oblig.        5,000                                 5,009
TRAN Series 1998,  4.25%
6/30/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Utah Hsg. Fin. Agcy.:

Participating VRDN:

Series PT 84A, 3.02%             $ 1,340                               $ 1,340
(Liquidity Facility RaboBank
Nederland Coop. Central)
(a)(d)(e)

Series PT 84B, 3.02%              850                                   850
(Liquidity Facility RaboBank
Nederland Coop. Central)
(a)(d)(e)

Single Family Mtg. Rev.           3,500                                 3,500
Series 1998 2, 3.1%
(Bayerische Landesbank
Girozentrale Guaranteed),
VRDN (a)(d)

                                                                        40,191

VERMONT - 0.4%

Vermont Econ. Dev. Auth. Ind.     1,485                                 1,485
Dev. Rev. (Huber and Suhner
Proj.) 3.05%, LOC Key Bank,
NA, VRDN (a)(d)

Vermont Hsg. Fin. Agcy.           6,535                                 6,535
Single Family Hsg. Rev.
Participating VRDN Series 2,
3.02% (Liquidity Facility
Merrill  Lynch & Co.)
(a)(d)(e)

                                                                        8,020

VIRGINIA - 3.5%

Botetourt County Ind. Dev.        1,800                                 1,800
Auth. Ind. Dev. Rev.
(Virginia Forge Co. Proj.)
Series 1996, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Chesapeake Ind. Dev. Auth.        1,100                                 1,100
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985, 2.85%
3/1/99, CP mode

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.):

Series 1987 C:

2.75% 4/5/99, CP mode             3,200                                 3,200

3% 4/9/99, CP mode                1,000                                 1,000

Series B:

2.95% 4/8/99, CP mode             1,300                                 1,300

3.15% 3/9/99, CP mode             1,830                                 1,830

3.25% 3/4/99, CP mode             3,000                                 3,000

Fairfax County Pub. Impt.         5,590                                 5,590
Participating VRDN Series PA
149, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Frederick County Ind. Dev.        5,005                                 5,005
Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series
1996, 3.05%, LOC
NationsBank NA, VRDN (a)(d)

Greensville County Ind. Dev.
Auth. Dev. Rev. (Beach Mold
& Tool Virginia, Inc.):

Series 1996 A, 3.1%, LOC          1,990                                 1,990
Fifth Third Bank,
Cincinnati, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Greensville County Ind. Dev.
Auth. Dev. Rev. (Beach Mold
& Tool Virginia, Inc.): -
continued

Series 1996 B, 3.1%, LOC         $ 2,450                               $ 2,450
Fifth Third Bank,
Cincinnati, VRDN (a)(d)

Greensville County Ind. Dev.      1,200                                 1,200
Auth. Rev. (Beach Mold &
Tool, Inc.) 3.1%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

Halifax County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1992:

2.75% 4/6/99, CP mode (d)         13,100                                13,100

2.9% 3/1/99, CP mode (d)          20,000                                20,000

3.05% 3/4/99, CP mode (d)         1,500                                 1,500

Loudoun County Sanitation         3,400                                 3,400
Auth. Wtr. & Swr.
Participating VRDN Series PT
1127, 2.97% (Liquidity
Facility Merrill  Lynch &
Co.) (a)(e)

Mecklenburg County Ind. Dev.      4,970                                 4,970
Auth. Rev. (American Bldg.
Co. Proj.) 3.15%, LOC
Canadian Imperial Bank of
Commerce, VRDN (a)(d)

Prince William County Ind.        1,100                                 1,100
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.) 3% 4/9/99, CP mode

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1985:

2.75% 4/5/99, CP mode             1,000                                 1,000

2.8% 4/6/99, CP mode              3,400                                 3,400

                                                                        77,935

WASHINGTON - 4.4%

Chelan County Pub. Util.          3,200                                 3,200
District #1 Rev.
Participating  VRDN Series
PA 197, 3.02% (Liquidity
Facility Merrill  Lynch &
Co.) (a)(d)(e)

King County Gen. Oblig.           5,060                                 5,060
Participating VRDN Series
SGA 19, 3.12% (Liquidity
Facility Societe Generale,
France) (a)(e)

Pierce County Econ. Dev.          3,000                                 3,000
Corp. Rev. (Pacific LLC
Proj.) 3.2%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

Port Grays Hbr. Ind. Dev.
Corp. Solid Waste Disp. Rev.:

(Pacific Veneer, Weyerhaeuser     2,365                                 2,365
Co.) Series 1993, 3%, VRDN
(a)(d)

(Weyerhaeuser Co. Proj.) 3%,      9,650                                 9,650
VRDN (a)(d)

Port Longview Ind. Dev. Corp.     22,400                                22,400
Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.)
Series 1993, 3%, VRDN (a)(d)

Port of Seattle Gen. Oblig.       2,320                                 2,320
Series B, 3.15% 3/11/99, LOC
Bank of America Nat'l. Trust
& Savings Assoc., CP (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Seattle Ltd. Tax                 $ 2,600                               $ 2,600
Participating VRDN Series
SGB 12, 3.07% (Liquidity
Facility Societe Generale,
France) (a)(e)

Washington Econ. Dev. Fin.        1,300                                 1,300
Auth. Rev. (Hunter Douglas
Proj.) Series 1997 A, 3.1%,
LOC ABN-AMRO Bank NV, VRDN
(a)(d)

Washington Gen. Oblig.:

Bonds:

Series 96C4708, 3.5%, tender      3,440                                 3,440
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

Series 984702, 3.5%, tender       12,500                                12,500
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)

Participating VRDN:

Series SG 34, 3.12%               3,255                                 3,255
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGA 35, 3.12%              8,990                                 8,990
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 11, 3.07%              3,595                                 3,595
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 9, 3.07%               5,000                                 5,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Washington Hsg. Fin.
Commission Participating VRDN:

Series 1997 D, 3.1%               4,225                                 4,225
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (a)(d)(e)

Series PT 86, 3.02%               2,350                                 2,350
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Washington Pub. Pwr. Supply       1,265                                 1,271
Sys. Nuclear Proj. #2 Rev.
Rfdg. Bonds Series A, 4.75%
7/1/99 (Bonneville Pwr.
Admin Guaranteed)

                                                                        96,521

WEST VIRGINIA - 0.7%

Grant County Poll. Cont. Rev.     3,300                                 3,300
Bonds (Virginia Elec. Pwr.
Co. Proj.) Series 1994, 3.1%
3/15/99, CP mode

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):

2.95% 4/1/99, LOC UBS AG, CP      2,650                                 2,650
mode (d)

2.95% 4/8/99, LOC UBS AG, CP      3,100                                 3,100
mode (d)

3% 4/7/99, LOC UBS AG, CP         3,300                                 3,300
mode (d)

3.4% 3/5/99, LOC UBS AG, CP       4,000                                 4,000
mode (d)

                                                                        16,350

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - 2.7%

Appleton Ind. Dev. Rev.          $ 600                                 $ 600
(Pensar Corp. Proj.) Series
1993, 3.05%, LOC Bank One,
Wisconsin, VRDN (a)(d)

Ashwaubenon Ind. Dev. Rev.        1,750                                 1,750
(Tufco Proj.) Series 1992,
3.05%, LOC Bank One,
Wisconsin, VRDN (a)(d)

Butler Ind. Dev. Rev.             2,800                                 2,800
(Western States Envelope
Co.) Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Franklin Pub. School District     2,000                                 2,002
TRAN 3.9% 8/30/99

Hartford Cmnty. Dev. Auth.        2,260                                 2,260
Ind. Dev. Rev. (TNT/Larpen
Supply Proj.) 3.05%, LOC
Bank One, Wisconsin, VRDN
(a)(d)

Janesville School District        1,400                                 1,403
TRAN 3.5% 9/30/99

Merrill Ind. Dev. Rev. (C&H       945                                   945
Packaging Co., Inc. Proj.)
Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Mukwonago School District BAN     3,000                                 3,013
3.75% 11/1/99

New Berlin School District        2,100                                 2,104
TRAN 3.75% 8/26/99

Oak Creek Ind. Dev. Rev.          2,000                                 2,000
(Outlook Packaging, Inc.)
3.05%, LOC Firstar Bank,
Milwaukee NA, VRDN (a)(d)

Platteville Ind. Dev. Rev.        1,450                                 1,450
(Woodward Communications
Proj.) 3.15%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

Pleasant Prairie Village Ind.     3,400                                 3,400
Dev. Rev. (Muskie
Enterprises, Inc. Proj.)
Series 1995, 3.15%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Prentice Village Ind. Dev.        1,200                                 1,200
Rev. (Blount Proj.) Series
1994, 3.1%, LOC NationsBank
NA, VRDN (a)(d)

Raymond Ind. Dev. Rev.            2,380                                 2,380
(Richard S. Werner, Inc.
Proj.) Series 1996, 3.05%,
LOC Bank One, Wisconsin,
VRDN (a)(d)

Rhinelander Ind. Dev. Rev.:

(American Plastics Co., Inc.      3,500                                 3,500
Proj.) Series 1996, 3.1%,
LOC Firstar Bank, Milwaukee
NA, VRDN (a)(d)

(Red Arrow Prod. Co., Inc.)       5,600                                 5,600
Series 1994, 3.05%, LOC Bank
One, Wisconsin, VRDN (a)(d)

Southeast Wisconsin Pro           5,405                                 5,405
Baseball Park Sales Tax Rev.
Participating VRDN Series PT
1091, 3.01% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Sturgeon Bay Ind. Dev. Rev.       1,100                                 1,100
(Marine Travelift Proj.)
Series 1996, 3.1%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Sturtevant Ind. Dev. Rev.         1,300                                 1,300
(Quadra, Inc. Proj.) 3.05%,
LOC Bank One, Wisconsin,
VRDN (a)(d)

Wausau School District TRAN       1,900                                 1,903
3.75% 9/22/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - CONTINUED

Wisconsin Gen. Oblig.            $ 9,680                               $ 9,680
Participating VRDN Series
944904, Class A, 3.07%
(Liquidity Facility
Citibank, New York NA)
(a)(d)(e)

Wisconsin Hsg. & Econ. Dev.       2,900                                 2,900
Auth. Participating VRDN
Series 94C4903, 3.07%
(Liquidity Facility
Citibank, New York NA)
(a)(d)(e)

                                                                        58,695

WYOMING - 0.4%

Converse County Poll. Cont.       5,000                                 5,000
Rev. Bonds (Pacificorp
Proj.) Series 1992, 2.75%
3/8/99, LOC UBS AG, CP mode

Lincoln County Poll. Cont.        2,400                                 2,400
Rev. Rfdg. Bonds
(Pacificorp. Proj.) Series
1991, 2.95% 4/5/99, LOC UBS
AG, CP mode

Wyoming Cmnty. Dev. Auth.         1,935                                 1,935
Participating VRDN Series PT
112, 2.97% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

                                                                        9,335

MULTIPLE STATES - 1.3%

Clipper Tax-Exempt Trust          24,178                                24,178
Participating VRDN Series
1995 1, Class A, 3.12%
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(d)(e)

Stephens Equity Trust III         5,299                                 5,299
Participating VRDN Series
1996, 3.17%, LOC Bayerische
Hypo-und Vereinsbank AG
(a)(d)(e)

                                                                        29,477

                                 SHARES (000S)

OTHER - 0.2%

Municipal Central Cash Fund       4,927                                 4,927
(b)(c)

TOTAL INVESTMENT IN                                                   $ 2,209,380
SECURITIES - 100%
(Cost $2,209,380)

Total Cost for Income Tax Purposes                                    $ 2,209,378


SECURITY TYPE ABBREVIATIONS
BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE ANTICIP. NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.95%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE      COST (000S)

Austin Independent School       10/20/98 - 11/17/98  $ 6,600
District Variable Rate TRAN
3.536% 8/31/99

Nevada Muni. Bonds Series      9/1/98                $ 3,200
962801  Class A, 3.5%,
tender 3/1/99 (Liquidity
Facility Citibank, New York
NA)

New York Metro. Trans. Auth.   9/1/98                $ 4,100
Bonds Series 983204, 3.5%,
tender 9/1/99

Washington Gen. Oblig. Bonds   9/1/98                $ 3,440
Series 96C4708, 3.5%, tender
3/1/99 (Liquidity Facility
Citibank, New York NA)

INCOME TAX INFORMATION

At August 31, 1998, the fund had a capital loss carryforward of approximately $308,000 of which $1,000, $1,000, $46,000, $26,000,
$125,000, $14,000 and $95,000 will expire on August 31, 1999, 2001,
2002, 2003, 2004, 2005 and 2006, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 1999 approximately $23,000 of losses recognized during the period November 1, 1997 to August 31, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)              FEBRUARY
                               28, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 2,209,380
value -  See accompanying
schedule

Receivable for investments               4,602
sold

Cash                                     8

Receivable for fund shares               9,280
sold

Interest receivable                      13,664

 TOTAL ASSETS                            2,236,934

LIABILITIES

Payable for fund shares        $ 7,889
redeemed

Distributions payable           398

Accrued management fee          691

Other payables and accrued      12
expenses

 TOTAL LIABILITIES                       8,990

NET ASSETS                              $ 2,227,944

Net Assets consist of:

Paid in capital                         $ 2,228,247

Accumulated net realized gain            (305)
(loss) on investments

Unrealized gain from                     2
accretion of discount

NET ASSETS, for 2,228,245               $ 2,227,944
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($2,227,944
(divided by) 2,228,245
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS SIX
MONTHS ENDED                    FEBRUARY 28,
                                1999 (UNAUDITED)

INTEREST INCOME                         $ 37,200

EXPENSES

Management fee                $ 5,575

Non-interested trustees'       5
compensation

 Total expenses before         5,580
reductions

 Expense reductions            (1,211)   4,369

NET INTEREST INCOME                      32,831

REALIZED AND UNREALIZED GAIN             25
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net               2
unrealized gain from
accretion  of discount

NET GAIN (LOSS)                          27

NET INCREASE IN NET ASSETS              $ 32,858
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 28,  YEAR ENDED AUGUST 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 32,831                       $ 77,293

 Net realized gain (loss)         25                             (7)

 Increase (decrease) in net       2                              -
unrealized gain from
accretion   of discount

 NET INCREASE (DECREASE) IN       32,858                         77,286
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (32,831)                       (77,293)
from net interest income

Share transactions at net         1,367,456                      3,264,344
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  30,144                         74,889
distributions from net
interest income

 Cost of shares redeemed          (1,446,983)                    (3,391,043)

 NET INCREASE (DECREASE) IN       (49,383)                       (51,810)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (49,356)                       (51,817)
IN NET ASSETS

NET ASSETS

 Beginning of period              2,277,300                      2,329,117

 End of period                   $ 2,227,944                    $ 2,277,300



FINANCIAL HIGHLIGHTS
                               SIX MONTHS ENDED FEBRUARY 28,  YEARS ENDED AUGUST 31,
                               1999

                               (UNAUDITED)                    1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .015                           .033                    .033     .034     .035     .025
Operations Net interest
income

Less Distributions

From net interest  income       (.015)                         (.033)                  (.033)   (.034)   (.035)   (.025)

Net asset value,  end of       $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               1.47%                          3.40%                   3.38%    3.41%    3.59%    2.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 2,228                        $ 2,277                 $ 2,329  $ 2,380  $ 2,206  $ 2,288
millions)

Ratio of expenses to average    .40% A, D                      .40% D                  .40% D   .40% D   .40% D   .33% D
net assets

Ratio of expenses to average    .39% A, E                      .39% E                  .40%     .39% E   .40%     .33%
net assets after expense
reductions

Ratio of net interest income    2.94% A                        3.35%                   3.33%    3.36%    3.53%    2.48%
to average net assets


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES - CONTINUED

registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $17,340,000 or 0.8% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .50% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $8,000 for the period.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses
(excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $1,118,000.

In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $93,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Diane M. McLaughlin, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO

* INDEPENDENT TRUSTEES

SMM-SANN-0499  73880
1.701062.101

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
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Municipal Money Market
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Ohio Municipal Money Market
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Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com